UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Gregory B. McShea

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: April 30

Date of Reporting Period: Quarter ended July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

MTB U.S. Treasury Money Market Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Description	Par Value	Value
U.S. GOVERNMENT AGENCY & OBLIGATIONS - 91.6%
U.S. TREASURY BILL - 86.3%
[2]0.00%, 8/04/11	250,000,000	249,999,946
[2]0.01%, 8/18/11	100,000,000	99,999,528
[2]0.02%, 9/15/11	150,000,000	149,995,313
[2]0.03%, 8/11/11	50,000,000	49,999,583
[2]0.04%, 9/01/11	50,000,000	49,998,493
[2]0.04%, 10/06/11	125,000,000	124,989,688
[2]0.08%, 1/12/12	100,000,000	99,964,694

TOTAL U.S. TREASURY BILL		$824,947,245
U.S. TREASURY NOTE - 5.3%
0.88%, 1/31/12	25,000,000	25,075,806
4.63%, 10/31/11	25,000,000	25,271,641

TOTAL U.S. TREASURY NOTE		$50,347,447

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $875,294,692)		$875,294,692

REPURCHASE AGREEMENTS - 8.3%
Barclays Capital, Inc., 0.13%, dated 07/29/11, due 08/01/11, repurchase price $35,000,379, collateralized by a U.S. Treasury Security 1.75%, maturing 04/15/13; total market value of $35,350,079.	35,000,000	35,000,000
Deutsche Bank Securities, 0.14%, dated 07/29/11, due 08/01/11, repurchase price $44,600,520, collateralized by U.S. Treasury Securities 3.88% to 6.25%, maturing 08/15/23 to 08/15/40; total market value of $45,046,023.	44,600,000	44,600,000

TOTAL REPURCHASE AGREEMENTS (COST $79,600,000)		$79,600,000

TOTAL INVESTMENTS - 99.9% (COST $954,894,692)		$954,894,692
OTHER ASSETS LESS LIABILITIES - 0.1%		1,055,694

TOTAL NET ASSETS - 100.0%		$955,950,386

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency & Obligations	$—	$875,294,692	$—	$875,294,692
Repurchase Agreements	—	79,600,000	—	79,600,000

Total	$—	$954,894,692	$—	$954,894,692

MTB U.S. Government Money Market Fund

Portfolio of Investments

July 31, 2011(unaudited)

Description	Par Value	Value
4COMMERCIAL PAPER - 21.8%
ASSET BACKED SECURITIES - 12.7%
Straight-A Funding LLC
0.09%, 8/02/11	100,000,000	99,999,750
0.14%, 9/09/11	50,000,000	49,992,417
0.15%, 9/19/11	27,180,000	27,174,451
0.16%, 9/02/11	50,000,000	49,992,889
0.18%, 8/03/11	20,982,000	20,981,790
0.18%, 8/03/11	25,000,000	24,999,750

TOTAL ASSET BACKED SECURITIES		$273,141,047
BANKS - 1.0%
Abbey National North America LLC, 0.18%, 8/17/11	22,000,000	21,998,240
COSMETICS/PERSONAL CARE - 1.3%
[6,7]Procter & Gamble Co., 0.11%, 10/04/11	28,000,000	27,994,524
DIVERSIFIED FINANCIAL SERVICES - 3.2%
General Electric Capital Corp., 0.11%, 9/01/11	28,000,000	27,997,348
HSBC Finance Corp., 0.08%, 8/01/11	41,000,000	41,000,000

TOTAL DIVERSIFIED FINANCIAL SERVICES		$68,997,348
FINANCE-AUTO LOANS - 1.8%
Toyota Motor Credit Corp., 0.18%, 10/04/11	38,000,000	37,987,840
OIL & GAS - 1.8%
Chevron Funding Corp., 0.04%, 8/10/11	40,000,000	39,999,600

TOTAL COMMERCIAL PAPER (COST $470,118,599)		$470,118,599
U.S. GOVERNMENT AGENCY & OBLIGATIONS - 56.8%
FEDERAL FARM CREDIT BANK (FFCB) - 10.4%
[1]0.17%, 9/02/11	125,000,000	125,000,000
[1]0.21%, 8/01/11	100,000,000	99,989,278

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$224,989,278
FEDERAL HOME LOAN BANK (FHLB) - 13.8%
[2]Discount Notes, 0.02%, 10/04/11	50,000,000	49,998,222
[1]0.11%, 8/09/11	100,000,000	99,996,235
[1]0.14%, 8/23/11	48,000,000	47,987,433
0.17%, 4/02/12	50,000,000	49,988,625
[1]0.21%, 8/01/11	50,000,000	50,000,000

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$297,970,515
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 16.3%
[2]0.03%, 10/13/11	100,000,000	99,993,917
[2]0.04%, 10/11/11	50,000,000	49,996,548
[2]0.10%, 11/14/11	50,000,000	49,985,417
[2]0.11%, 1/03/12	100,000,000	99,952,639
[2]0.13%, 1/11/12	52,500,000	52,470,286

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$352,398,807
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 7.0%
[2]0.22%, 10/03/11	100,000,000	99,961,500
1.00%, 11/23/11	50,000,000	50,114,886

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$150,076,386
U.S. TREASURY BILL - 9.3%
[2]0.04%, 10/06/11	150,000,000	149,988,542
[2]0.30%, 12/15/11	50,000,000	49,943,333

TOTAL U.S. TREASURY BILL		$199,931,875

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $1,225,366,861)		$1,225,366,861
REPURCHASE AGREEMENTS - 21.4%
Barclays Capital, Inc., 0.13%, dated 07/29/11, due 08/01/11, repurchase price $35,000,379, collateralized by a U.S. Treasury Security 1.75%, maturing 04/15/13; total market value of $35,350,079.	35,000,000	35,000,000
Deutsche Bank Securities, 0.18%, dated 07/29/11, due 08/01/11, repurchase price $426,906,404, collateralized by U.S. Government Securities 0.00% to 6.13%, maturing 08/04/11 to 01/19/27; total market value of $431,169,795.	426,900,000	426,900,000

TOTAL REPURCHASE AGREEMENTS (COST $461,900,000)		$461,900,000

TOTAL INVESTMENTS - 100.0% (COST $2,157,385,460)		$2,157,385,460
OTHER ASSETS LESS LIABILITIES - 0.0%**		164,988

TOTAL NET ASSETS - 100.0%		$2,157,550,448

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$470,118,599	$—	$470,118,599
U.S. Government Agency & Obligations	—	1,225,366,861	—	1,225,366,861
Repurchase Agreements	—	461,900,000	—	461,900,000

Total	$—	$2,157,385,460	$—	$2,157,385,460

MTB Tax-Free Money Market Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Description	Par Value	Value
COMMERCIAL PAPER - 9.9%
NEW YORK - 6.5%
ASSET BACKED SECURITIES - 3.0%
New York State Power Authority, (JP Morgan LOC), 0.27%, 8/01/11	4,410,000	4,410,000
TRANSPORTATION - 3.5%
Metropolitan Transportation Authority, Series D, 0.27%, 8/01/11	5,000,000	5,000,000

TOTAL NEW YORK		$9,410,000
WASHINGTON - 3.4%
WATER & SEWER - 3.4%
King County, WA, Sewer Revenue, BANs, (Series A), (Bayerische Landesbank), 0.16%, 9/01/11	5,000,000	5,000,000

TOTAL WASHINGTON		$5,000,000

TOTAL COMMERCIAL PAPER (COST $14,410,000)		$14,410,000

MUNICIPAL BONDS - 16.1%
NEW YORK - 14.7%
GENERAL OBLIGATIONS - 7.2%
Nassau County, NY, GO Unlimited Notes, TANs, (Series B), 2.00%, 9/15/11	1,000,000	1,001,038
Nassau County, NY, GO Unlimited Notes, TANs, (Series C), 1.75%, 10/15/11	3,000,000	3,004,578
Rome, NY, Public Improvements, GO Unlimited, Refunding Revenue Bonds, 2.00%, 9/15/11	1,055,000	1,056,418
Suffolk County, NY, GO Unlimited Notes, TANs, 2.00%, 8/11/11	2,000,000	2,000,825
Town of Watertown, NY, GO Unlimited Bonds, BANs, 1.50%, 4/26/12	1,462,736	1,468,909
Watertown, NY, GO Unlimited, Refunding Notes, BANs, 1.50%, 4/26/12	2,000,000	2,007,272

TOTAL GENERAL OBLIGATIONS		$10,539,040
SCHOOL DISTRICT - 7.0%
Byron-Bergen Central School District, NY, GO Unlimited, Refunding Notes, BANs, (State Aid Withholding), 1.50%, 7/13/12	2,800,000	2,818,418
Cattaraugus-Little Valley Central School District, NY, GO Unlimited, Refunding Notes, BANs, (State Aid Withholding), 2.00%, 6/15/12	2,300,000	2,321,828
Seneca Falls, NY, Central School District, GO Unlimited Notes, BANs, (State Aid Withholding), 1.50%, 6/15/12	3,000,000	3,018,141
Wyandanch, NY, Union Free School District, GO Unlimited Notes, TANs, (State Aid Withholding), 2.00%, 6/22/12	2,000,000	2,006,127

TOTAL SCHOOL DISTRICT		$10,164,514
TRANSPORTATION - 0.5%
Metropolitan Transportation Authority, NY, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/11	795,000	805,146

TOTAL NEW YORK		$21,508,700
OHIO - 1.0%
GENERAL REVENUE - 1.0%
State of Ohio, Revitalization Project Revenue Notes, BANs, (Series A), 0.35%, 6/01/12	1,500,000	1,500,000

TOTAL OHIO		$1,500,000
PENNSYLVANIA - 0.4%
SCHOOL DISTRICT - 0.4%
Otto-Eldred School District, PA, GO Unlimited Bonds, (AGM), 2.00%, 11/15/11	525,000	527,124

TOTAL PENNSYLVANIA		$527,124

TOTAL MUNICIPAL BONDS (COST $23,535,824)		$23,535,824

3SHORT-TERM MUNICIPAL BONDS - 75.0%
ALABAMA - 2.7%
TRANSPORTATION - 2.7%
Mobile, AL, IDB, Dock & Wharf Revenue, (Series B) Weekly VRDNs, (Holnam, Inc.)/(Wachovia Bank N.A., LOC), 0.08%, 8/03/11	4,000,000	4,000,000

TOTAL ALABAMA		$4,000,000
COLORADO - 1.0%
FACILITIES - 1.0%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, (Series C-5) Daily VRDNs, (Milwaukee Jewish Foundation, Inc.)/(U.S. Bank NA, LOC), 0.20%, 8/01/11	1,500,000	1,500,000

TOTAL COLORADO		$1,500,000
CONNECTICUT - 1.2%
MEDICAL - 1.2%
Connecticut State, Health & Educational Facility Authority, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (Bradley Health Care, Inc.)/(Central Connecticut Senior Care, Inc.)/(Fleet National Bank CT, LOC), 0.08%, 8/03/11	1,700,000	1,700,000

TOTAL CONNECTICUT		$1,700,000
FLORIDA - 2.6%
GENERAL REVENUE - 2.6%
Broward County School Board, FL, Certificate Participation, (Series D) Weekly VRDNs, (AGM)/(Dexia Credit Local), 0.14%, 8/04/11	3,800,000	3,800,000

TOTAL FLORIDA		$3,800,000
IDAHO - 5.5%
HOUSING - 5.5%
Idaho Housing & Finance Association, Single Family Mortgage, Revenue Bonds, (Series A-Class I) Weekly VRDNs, (Barclays Bank PLC, SPA), 0.05%, 8/03/11	8,000,000	8,000,000

TOTAL IDAHO		$8,000,000
MARYLAND - 2.4%
MEDICAL - 2.4%
Maryland State, Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (GO of INSTN)/(JP Morgan Chase, LOC)/(Pooled Loan Program), 0.08%, 8/03/11	1,700,000	1,700,000
Maryland State, Health & Higher Educational Facilities Authority, Revenue Bonds, (Series D) Daily VRDNs, (University of Maryland Medical System)/(TD Bank N.A., LOC), 0.21%, 8/01/11	1,800,000	1,800,000

TOTAL MEDICAL		$3,500,000

TOTAL MARYLAND		$3,500,000
MASSACHUSETTS - 2.4%
WATER & SEWER - 2.4%
Massachusetts Water Resources Authority, Revenue Bonds, (Subseries C) Daily VRDNs, (Landesbank Hessen-Thuringen, LOC), 0.17%, 8/01/11	3,445,000	3,445,000

TOTAL MASSACHUSETTS		$3,445,000
MISSOURI - 1.0%
MEDICAL - 1.0%
Missouri State, Health & Educational Facilities Authority, Health Revenue Bonds, (Series E) Daily VRDNs, (SSM Health Care Corp., OBG)/(PNC Bank N.A., LOC), 0.25%, 8/01/11	1,500,000	1,500,000

TOTAL MISSOURI		$1,500,000
NEVADA - 2.1%
MULTI-FAMILY HOUSING - 2.1%

[5]Nevada Housing Division, Multi-Unit Housing Revenue Bonds, AMT, (Series K) Weekly VRDNs, (U.S. Bank N.A./Federal Home Loan Bank, LOC), 0.16%, 8/04/11	3,075,000	3,075,000

TOTAL NEVADA		$3,075,000
NEW HAMPSHIRE - 2.4%
HIGHER EDUCATION - 2.4%
New Hampshire, HEFA, Refunding Revenue Bonds, Weekly VRDNs, (Dartmouth College)/(JP Morgan Chase Bank), 0.04%, 8/03/11	3,525,000	3,525,000

TOTAL NEW HAMPSHIRE		$3,525,000
NEW YORK - 22.3%
GENERAL OBLIGATIONS - 8.1%
New York City, NY, GO Bonds, (Series F-6) Weekly VRDNs, (Morgan Guarantee Trust, LOC), 0.08%, 8/03/11	1,000,000	1,000,000
New York City, NY, GO Bonds, (Series I, Subseries I-4) Weekly VRDNs, (Bank of New York, LOC), 0.04%, 8/03/11	1,500,000	1,500,000
New York City, NY, GO Unlimited Bonds, (Subseries H-4) Daily VRDNs, (Bank of New York, LOC), 0.24%, 8/01/11	1,900,000	1,900,000
New York City, NY, GO Unlimited Bonds, (Subseries J-8) Daily VRDNs, (Landesbank Baden Wurttemberg, LOC), 0.31%, 8/01/11	7,430,000	7,430,000

TOTAL GENERAL OBLIGATIONS		$11,830,000
GENERAL REVENUE - 4.0%
New York City, NY, Transitional Finance Authority, (Series A-2) Weekly VRDNs, (Bank of Nova Scotia), 0.03%, 8/03/11	5,800,000	5,800,000
HOUSING - 3.1%
[5]New York State, HFA Revenue Bond, AMT, (Series 2005-A) Weekly VRDNs, (L&M 93rd Street LLC)/(Landesbank Hessen-Thuringen, LOC), 0.34%, 8/03/11	4,500,000	4,500,000
MEDICAL - 1.2%
New York State, Dormitory Authority, Nonstate Supported Debt, Revenue Bonds, (Series D) Weekly VRDNs, (North Shore Long Island Jewish, OBG)/(Bank of America N.A., LOC), 0.06%, 8/03/11	1,800,000	1,800,000
POWER - 0.7%
Long Island Power Authority, NY, Electric System Revenue Bonds, (Subseries 3B) Daily VRDNs, (Westlabs AG, LOC), 0.29%, 8/01/11	1,000,000	1,000,000
TRANSPORTATION - 2.7%
Metropolitan Transportation Authority, NY, Revenue Bonds, (Subseries D-1), (Landesbank Hessen-Thuringer, LOC), 0.29%, 8/08/11	4,000,000	4,000,000
WATER & SEWER - 2.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series DD-1) Daily VRDNs, (TD Bank N.A., SPA), 0.20%, 8/01/11	2,500,000	2,500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series F-2) Weekly VRDNs, (JP Morgan Chase Bank), 0.05%, 8/03/11	1,075,000	1,075,000

TOTAL WATER & SEWER		$3,575,000

TOTAL NEW YORK		$32,505,000
NORTH CAROLINA - 2.3%
EDUCATION - 2.3%
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds, Weekly VRDNs, (Peace College of Raleigh)/(Wachovia Bank N.A., LOC), 0.10%, 8/04/11	3,300,000	3,300,000

TOTAL NORTH CAROLINA		$3,300,000
PENNSYLVANIA - 19.1%
DEVELOPMENT - 2.5%
Delaware County, PA, IDA, (Series G) Weekly VRDNs, (General Electric Co.(GTD)), 0.06%, 8/03/11	1,075,000	1,075,000
Delaware County, PA, IDA, Revenue Bonds, (Series G) Weekly VRDNs, (Resource Recovery Facility)/(General Electric Capital Corp.), 0.06%, 8/03/11	2,580,000	2,580,000

TOTAL DEVELOPMENT		$3,655,000
FACILITIES - 0.6%
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, (Series A) Weekly VRDNs, (Bayerische Landesbank, LOC), 0.15%, 8/03/11	800,000	800,000
GENERAL REVENUE - 1.0%
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, BMTF-Mode 1, Weekly VRDNs, (Bayerische Landesbank, LOC), 0.14%, 8/03/11	1,500,000	1,500,000
HIGHER EDUCATION - 2.9%
Northampton County, PA, Higher Education Authority, Revenue Bonds, (Series A) Weekly VRDNs, (Lehigh University)/(Wachovia Bank N.A.), 0.11%, 8/04/11	1,400,000	1,400,000
Pennsylvania State, University Revenue Bonds, (Series A) Weekly VRDNs, (Pennsylvania State University)/(GO of University)/(West Deutsche Landesbank), 0.06%, 8/04/11	1,400,000	1,400,000
Washington County Authority, PA, Refunding Revenue Bonds, Weekly VRDNs, (University of Pennsylvania), 0.07%, 8/04/11	1,400,000	1,400,000

TOTAL HIGHER EDUCATION		$4,200,000
MEDICAL - 4.9%
Erie County Hospital Authority, PA, Health Facilities Revenue Bonds, (Series B) Weekly VRDNs, (St. Mary’s Home of Erie, OBG)/(Bank of America N.A., LOC), 0.11%, 8/03/11	2,930,000	2,930,000
Lancaster County, PA, Hospital Authority Revenue Bonds, Daily VRDNs, (Bank of America N.A., LOC)/(Lancaster General Hospital), 0.25%, 8/01/11	2,100,000	2,100,000
Lehigh County, PA, General Purpose Hospital Revenue, Refunding Bonds, (Series C) Daily VRDNs, (Lehigh Valley Health Network)/(Bank of America N.A., LOC), 0.25%, 8/01/11	1,100,000	1,100,000
Wilkins Area, PA, IDA, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (Fairview Extended Care Services)/(Bank of America N.A., LOC), 0.20%, 8/08/11	1,000,000	1,000,000

TOTAL MEDICAL		$7,130,000
POLLUTION CONTROL - 4.2%
Beaver County, PA, IDA, Pollution Control, Refunding Revenue Bonds, (Series B) Daily VRDNs, (Pennsylvania Electric Co.)/(UBS AG, LOC), 0.21%, 8/01/11	4,200,000	4,200,000
Beaver County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs, (Firstenergy Nuclear Generation)/(Barclays Bank PLC, LOC), 0.18%, 8/01/11	2,000,000	2,000,000

TOTAL POLLUTION CONTROL		$6,200,000
POWER - 2.3%
[5]Pennsylvania State, Energy Development Authority, Revenue Bonds, AMT, Weekly VRDNs, (Edensburg Power Company)/(Landesbank Hessen-Thuringen, LOC), 0.16%, 8/03/11	3,300,000	3,300,000
UTILITIES - 0.4%
Philadelphia, PA, Gas Works Revenue Bonds, (Series A2) Weekly VRDNs, (JP Morgan Chase 50%, Bank of Nova Scotia 50%, LOC), 0.10%, 8/04/11	600,000	600,000
WATER & SEWER - 0.3%
Pittsburgh, PA, Water & Sewer Authority, Revenue Bonds, (Series B-1) Weekly VRDNs, (AGM)/(JP Morgan Chase Bank, SPA), 0.13%, 8/04/11	500,000	500,000

TOTAL PENNSYLVANIA		$27,885,000
SOUTH CAROLINA - 1.5%
GENERAL REVENUE - 1.5%
North Charleston, SC, Certificate Participation, Refunding Bonds, Weekly VRDNs, (Public Facilities Convention)/(Bank of America N.A., LOC), 0.07%, 8/03/11	2,200,000	2,200,000

TOTAL SOUTH CAROLINA		$2,200,000
TEXAS - 2.3%
POLLUTION CONTROL - 0.9%
Gulf Coast Waste Disposal Authority, TX, Pollution Control, Refunding Revenue Bonds, Daily VRDNs, (Exxon Mobil Corporation), 0.20%, 8/01/11	1,400,000	1,400,000
TRANSPORTATION - 1.4%
Port Arthur, TX, Jefferson County, Daily VRDNs (Texaco Inc), 0.21%, 8/01/11	2,000,000	2,000,000

TOTAL TEXAS		$3,400,000
WASHINGTON - 0.7%
TRANSPORTATION - 0.7%
Port of Tacoma, WA, Sub Lien, (Series B) Daily VRDNs, (Bank of America N.A., LOC), 0.22%, 8/01/11	1,000,000	1,000,000

TOTAL WASHINGTON		$1,000,000
WISCONSIN - 2.8%
MULTI-FAMILY HOUSING - 2.8%
Wisconsin Housing & Economic Development Authority, Revenue Bonds, (Series E) Weekly VRDNs, (AGM GO of Authority)/(Federal Home Loan Bank, SPA), 0.08%, 8/03/11	4,135,000	4,135,000

TOTAL WISCONSIN		$4,135,000
WYOMING - 0.7%
POLLUTION CONTROL - 0.7%
Lincoln County, WY, Pollution Control Revenue Bonds, (Series C) Daily VRDNs, (Exxon Mobil Corporation), 0.20%, 8/01/11	1,000,000	1,000,000

TOTAL WYOMING		$1,000,000

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $109,470,000)		$109,470,000

TOTAL INVESTMENTS - 100.9% (COST $147,415,824)		$147,415,824
OTHER LIABILITIES LESS ASSETS - (0.9%)		(1,385,052)

TOTAL NET ASSETS - 100.0%		$146,030,772

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$14,410,000	$—	$14,410,000
Municipal Bonds	—	23,535,824	—	23,535,824
Short-Term Municipal Bonds	—	109,470,000	—	109,470,000

Total	$—	$147,415,824	$—	$147,415,824

MTB Money Market Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Description	Par Value	Value
4COMMERCIAL PAPER - 56.6%
ASSET BACKED SECURITIES - 14.6%
FCAR Owner Trust Series I, 0.43%, 10/17/11	65,000,000	64,940,218
[6,7]Gemini Security Corp., LLC, 0.12%, 8/03/11	58,000,000	57,999,613
Straight-A Funding LLC
0.09%, 8/02/11	45,000,000	44,999,887
0.14%, 9/09/11	50,000,000	49,992,417

TOTAL ASSET BACKED SECURITIES		$217,932,135
BANKS - 7.7%
Abbey National North America LLC, 0.18%, 8/15/11	65,000,000	64,995,450
[6,7]Toronto Dominion Holdings USA, 0.16%, 8/23/11	50,000,000	49,995,111

TOTAL BANKS		$114,990,561
COSMETICS/PERSONAL CARE - 7.1%
[6,7]Colgate-Palmolive Co., 0.06%, 8/09/11	45,000,000	44,999,400
[6,7]Procter & Gamble Co., 0.11%, 10/04/11	60,000,000	59,988,267

TOTAL COSMETICS/PERSONAL CARE		$104,987,667
DIVERSIFIED FINANCIAL SERVICES - 7.4%
General Electric Capital Corp., 0.11%, 9/01/11	60,000,000	59,994,317
HSBC Finance Corp., 0.27%, 10/05/11	50,000,000	49,975,625

TOTAL DIVERSIFIED FINANCIAL SERVICES		$109,969,942
FINANCE-AUTO LOANS - 3.4%
Toyota Motor Credit Corp., 0.33%, 10/03/11	50,000,000	49,971,125
FOOD - 3.9%
[6,7]Nestle Capital Corp., 0.18%, 8/10/11	58,000,000	57,997,390
MEDICAL PRODUCTS - 3.0%
[6,7]Johnson & Johnson, 0.12%, 9/02/11	45,000,000	44,995,200
OIL & GAS - 6.7%
Chevron Funding Corp., 0.04%, 8/10/11	50,000,000	49,999,500
Exxon Mobil Corp., 0.03%, 8/02/11	50,000,000	49,999,958

TOTAL OIL & GAS		$99,999,458
TRANSPORTATION - 2.8%
[6,7]United Parcel Service, Inc., 0.02%, 8/01/11	41,000,000	41,000,000

TOTAL COMMERCIAL PAPER (COST $841,843,478)		$841,843,478
U.S. GOVERNMENT AGENCY & OBLIGATIONS - 27.4%
FEDERAL FARM CREDIT BANK (FFCB) - 16.8%
[1]0.17%, 9/02/11	75,000,000	75,000,000
[1]0.21%, 8/12/11	50,000,000	50,000,000
[1]0.21%, 8/01/11	50,000,000	49,994,639
[2]Federal Farm Credit Discount Notes, 0.26%, 10/20/11	75,000,000	74,956,667

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$249,951,306
FEDERAL HOME LOAN BANK (FHLB) - 5.2%
[1]0.14%, 8/23/11	38,000,000	37,990,051
[1]0.21%, 8/01/11	40,000,000	40,000,000

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$77,990,051
U.S. TREASURY BILL - 5.4%
[2]0.04%, 10/06/11	40,000,000	39,993,033
[2]0.30%, 12/15/11	40,000,000	39,954,667

TOTAL U.S. TREASURY BILL		$79,947,700

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $407,889,057)		$407,889,057
REPURCHASE AGREEMENT - 16.0%
Deutsche Bank Securities, 0.18%, dated 07/29/11, due 08/01/11, repurchase price $238,503,578, collateralized by U.S. Government Securities 1.63% to 5.13%, maturing 01/02/14 to 09/08/20; total market value of $240,885,743.	238,500,000	238,500,000

TOTAL REPURCHASE AGREEMENT (COST $238,500,000)		$238,500,000

TOTAL INVESTMENTS - 100.0% (COST $1,488,232,535)		$1,488,232,535
OTHER ASSETS LESS LIABILITIES - 0.0%**		254,586

TOTAL NET ASSETS - 100.0%		$1,488,487,121

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$841,843,478	$—	$841,843,478
U.S. Government Agency & Obligations	—	407,889,057	—	407,889,057
Repurchase Agreement	—	238,500,000	—	238,500,000

Total	$—	$1,488,232,535	$—	$1,488,232,535

MTB Prime Money Market Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Description	Par Value	Value
4COMMERCIAL PAPER - 52.9%
ASSET BACKED SECURITIES - 14.6%
FCAR Owner Trust Series I, 0.43%, 10/17/11	17,000,000	16,984,365
[6,7]Gemini Security Corp., LLC, 0.12%, 8/03/11	12,000,000	11,999,920
Straight-A Funding LLC
0.09%, 8/02/11	5,000,000	4,999,987
0.14%, 9/09/11	10,000,000	9,998,483

TOTAL ASSET BACKED SECURITIES		$43,982,755
BANKS - 7.3%
Abbey National North America LLC, 0.18%, 8/15/11	13,000,000	12,999,090
[6,7]Toronto Dominion Holdings USA, 0.16%, 8/23/11	9,000,000	8,999,120

TOTAL BANKS		$21,998,210
COSMETICS/PERSONAL CARE - 5.7%
[6,7]Colgate-Palmolive Co., 0.06%, 8/09/11	5,000,000	4,999,933
[6,7]Procter & Gamble Co., 0.11%, 10/04/11	12,000,000	11,997,653

TOTAL COSMETICS/PERSONAL CARE		$16,997,586
DIVERSIFIED FINANCIAL SERVICES - 7.0%
General Electric Capital Corp., 0.11%, 9/01/11	12,000,000	11,998,863
HSBC Finance Corp., 0.27%, 10/05/11	9,000,000	8,995,613

TOTAL DIVERSIFIED FINANCIAL SERVICES		$20,994,476
FINANCE-AUTO LOANS - 4.0%
Toyota Motor Credit Corp., 0.33%, 10/03/11	12,000,000	11,993,070
FOOD - 3.0%
[6,7]Nestle Capital Corp., 0.18%, 8/10/11	9,000,000	8,999,595
MEDICAL PRODUCTS - 1.7%
[6,7]Johnson & Johnson, 0.12%, 9/02/11	5,000,000	4,999,467
OIL & GAS - 6.6%
Chevron Funding Corp., 0.04%, 8/10/11	10,000,000	9,999,900
Exxon Mobil Corp., 0.03%, 8/02/11	10,000,000	9,999,992

TOTAL OIL & GAS		$19,999,892
TRANSPORTATION - 3.0%
[6,7]United Parcel Service, Inc., 0.02%, 8/01/11	9,000,000	9,000,000

TOTAL COMMERCIAL PAPER (COST $158,965,051)		$158,965,051
U.S. GOVERNMENT AGENCY & OBLIGATIONS - 31.6%
FEDERAL FARM CREDIT BANK (FFCB) - 19.3%
[1]0.17%, 9/02/11	15,000,000	15,000,000
[1]0.21%, 8/12/11	10,000,000	10,000,000
[1]0.21%, 8/01/11	15,000,000	14,998,392
[2]Federal Farm Credit Discount Notes, 0.26%, 10/20/11	18,000,000	17,989,600

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$57,987,992
FEDERAL HOME LOAN BANK (FHLB) - 6.3%
[1]0.14%, 8/23/11	9,000,000	8,997,644
[1]0.21%, 8/01/11	10,000,000	10,000,000

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$18,997,644
U.S. TREASURY BILL - 6.0%
[2]0.04%, 10/06/11	10,000,000	9,998,258
[2]0.30%, 12/15/11	8,000,000	7,990,933

TOTAL U.S. TREASURY BILL		$17,989,191

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $94,974,827)		$94,974,827
REPURCHASE AGREEMENT - 15.4%
Deutsche Bank Securities, 0.18%, dated 07/29/11, due 08/01/11, repurchase price $46,200,693, collateralized by a U.S. Government Security 1.88%, maturing 06/21/13; total market value of $46,666,767.	46,200,000	46,200,000

TOTAL REPURCHASE AGREEMENT (COST $46,200,000)		$46,200,000

TOTAL INVESTMENTS - 99.9% (COST $300,139,878)		$300,139,878
OTHER ASSETS LESS LIABILITIES - 0.1%		230,595

TOTAL NET ASSETS - 100.0%		$300,370,473

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$158,965,051	$—	$158,965,051
U.S. Government Agency & Obligations	—	94,974,827	—	94,974,827
Repurchase Agreement	—	46,200,000	—	46,200,000

Total	$—	$300,139,878	$—	$300,139,878

MTB New York Tax-Free Money Market Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Description	Par Value	Value
COMMERCIAL PAPER - 10.8%
NEW YORK - 10.8%
ASSET BACKED SECURITIES - 5.4%
New York State Power Authority, (JP Morgan LOC), 0.27%, 8/01/11	5,000,000	5,000,000
TRANSPORTATION - 5.4%
Metropolitan Transportation Authority, Series D, 0.27%, 8/01/11	5,000,000	5,000,000

TOTAL NEW YORK		$10,000,000

TOTAL COMMERCIAL PAPER (COST $10,000,000)		$10,000,000
MUNICIPAL BONDS - 21.3%
NEW YORK - 21.3%
GENERAL OBLIGATIONS - 12.2%
Irondequoit, NY, GO Unlimited Notes, BANs, 1.50%, 12/16/11	2,100,000	2,106,900
Nassau County, NY, GO Unlimited Notes, TANs, (Series B), 2.00%, 9/15/11	4,000,000	4,004,152
Rockland County, NY, GO Unlimited Notes, BANs, 1.25%, 9/01/11	2,000,000	2,000,385
Suffolk County, NY, GO Unlimited Notes, TANs, 3.00%, 8/11/11	2,200,000	2,201,514
Watertown, NY, GO Unlimited, Refunding Notes, BANs, 1.50%, 4/26/12	1,000,000	1,003,636

TOTAL GENERAL OBLIGATIONS		$11,316,587
HIGHER EDUCATION - 1.7%
New York State, Dormitory Authority, Non-State Supported Debt, School District Funding, Revenue Bonds, (Series A), (AGM GO of DISTS), 3.00%, 10/01/11	1,560,000	1,566,026
SCHOOL DISTRICT - 7.4%
Byron-Bergen Central School District, NY, GO Unlimited, Refunding Notes, BANs, (State Aid Withholding), 1.50%, 7/13/12	2,500,000	2,516,445
Cattaraugus-Little Valley Central School District, NY, GO Unlimited, Refunding Notes, BANs, (State Aid Withholding), 2.00%, 6/15/12	2,365,765	2,388,217
Wyandanch, NY, Union Free School District, GO Unlimited Notes, TANs, (State Aid Withholding), 2.00%, 6/22/12	2,000,000	2,006,127

TOTAL SCHOOL DISTRICT		$6,910,789

TOTAL NEW YORK		$19,793,402

TOTAL MUNICIPAL BONDS (COST $19,793,402)		$19,793,402
3SHORT-TERM MUNICIPAL BONDS - 67.9%
FLORIDA - 1.1%
MEDICAL - 1.1%
Jacksonville Economic Development Commission, FL, Health Care Facilities, Refunding Revenue Bonds, Daily VRDNs, (Methodist, OBG)/(TD Bank N.A., LOC), 0.21%, 8/01/11	1,000,000	1,000,000

TOTAL FLORIDA		$1,000,000
NEW YORK - 65.6%
DEVELOPMENT - 1.5%
New York City, NY, IDA, Civic Facility Revenue Bonds, Weekly VRDNs, (Casa Project)/(National Center for Addiction/Substance)/(Chase Manhattan Bank), 0.13%, 8/04/11	1,375,000	1,375,000
EDUCATION - 2.4%
Dutchess County, NY, IDA, Weekly VRDNs, (Trinity-Pawling School Corp.)/(PNC Bank, N.A., LOC), 0.08%, 8/04/11	2,235,000	2,235,000
GENERAL OBLIGATIONS - 25.6%
New York City, NY, GO Bonds, (Series F-4) Weekly VRDNs, (Landesbank Hessen-Thuringen, LOC), 0.23%, 8/03/11	1,475,000	1,475,000
New York City, NY, GO Bonds, (Series F-6) Weekly VRDNs, (Morgan Guarantee Trust, LOC), 0.08%, 8/03/11	825,000	825,000
New York City, NY, GO Bonds, (Series I, Subseries I-4) Weekly VRDNs, (Bank of New York, LOC), 0.04%, 8/03/11	2,000,000	2,000,000
New York City, NY, GO Bonds, (Subseries A-5) Weekly VRDNs, (Bank of Nova Scotia, LOC), 0.04%, 8/08/11	1,350,000	1,350,000
New York City, NY, GO Unlimited Bonds, (Series C) Daily VRDNs, (JP Morgan Chase Bank, LOC), 0.19%, 8/01/11	2,100,000	2,100,000
New York City, NY, GO Unlimited Bonds, (Series E-Subseries E-2), (Bank of America N.A., LOC), 0.23%, 8/01/11	600,000	600,000
New York City, NY, GO Unlimited Bonds, (Series I-Subseries I-3) Daily VRDNs, (Bank of America N.A., LOC), 0.35%, 8/01/11	1,550,000	1,550,000
New York City, NY, GO Unlimited Bonds, (Subseries A-10) Daily VRDNs, (Morgan Guaranty Trust, LOC), 0.22%, 8/01/11	135,000	135,000
New York City, NY, GO Unlimited Bonds, (Subseries A-10), (JP Morgan Chase Bank, LOC), 0.22%, 8/01/11	2,300,000	2,300,000
New York City, NY, GO Unlimited Bonds, (Subseries B-2) Daily VRDNs, (Morgan Guaranty Trust), 0.22%, 8/01/11	2,000,000	2,000,000
New York City, NY, GO Unlimited Bonds, (Subseries H-4) Daily VRDNs, (Bank of New York, LOC), 0.24%, 8/01/11	1,000,000	1,000,000
New York City, NY, GO Unlimited Bonds, (Subseries J-8) Daily VRDNs, (Landesbank Baden Wurttemberg, LOC), 0.31%, 8/01/11	1,000,000	1,000,000
New York City, NY,(Series H-Subseries H-2) Daily VRDNs, (MBIA Insurance Corp. INS)/(Wachovia Bank N.A., LOC), 0.35%, 8/01/11	5,900,000	5,900,000
New York, NY, GO Unlimited, (Subseries H-1) Daily VRDNs, (Bank of New York, LOC), 0.19%, 8/01/11	1,575,000	1,575,000

TOTAL GENERAL OBLIGATIONS		$23,810,000
GENERAL REVENUE - 5.0%
New York City, NY, Transitional Finance Authority, (Series A-2) Weekly VRDNs, (Bank of Nova Scotia), 0.03%, 8/03/11	1,200,000	1,200,000
New York City, NY, Transitional Finance Authority, (Suberies C4) Daily VRDNs, (Future Tax Secured)/(Landesbank Hessen-Thueringen), 0.24%, 8/01/11	1,500,000	1,500,000
New York City, NY, Transitional Finance Authority, Future Tax Secured Revenue Bonds, (Subseries C2) Daily VRDNs, (Landesbank Hessen-Thuringer, LOC), 0.19%, 8/01/11	1,900,000	1,900,000

TOTAL GENERAL REVENUE		$4,600,000
HIGHER EDUCATION - 1.6%
New York State, Dormitory Authority, Revenues Nonstate Supported Debt, Remarketable Revenue Bonds, (Series A-1) Weekly VRDNs, (University of Rochester)/(Bank of America N.A., LOC), 0.07%, 8/03/11	1,500,000	1,500,000
HOUSING - 3.1%
Albany, NY, IDA, Revenue Bonds, (Series A) Weekly VRDN’s, (South Mall Towers Albany, OBG)/(Fannie Mae)/(Fannie Mae, LOC), 0.19%, 8/04/11	2,400,000	2,400,000
[5]New York State, HFA Revenue Bond, AMT, (Series 2005-A) Weekly VRDNs, (L&M 93rd Street LLC)/(Landesbank Hessen-Thuringen, LOC), 0.34%, 8/03/11	500,000	500,000

TOTAL HOUSING		$2,900,000
MEDICAL - 10.9%

Nassau Health Care Corp, NY, Revenue Bonds, (Subseries B-2), (Nassau County GTD)/(TD Bank N.A., LOC), 0.07%, 8/08/11	5,720,000	5,720,000
New York State, Dormitory Authority, Nonstate Supported Debt, Revenue Bonds, (Series D) Weekly VRDNs, (North Shore Long Island Jewish, OBG)/(Bank of America N.A., LOC), 0.06%, 8/03/11	4,400,000	4,400,000

TOTAL MEDICAL		$10,120,000
POWER - 8.6%
Long Island Power Authority, NY, Electric System, Revenue Bonds, (Subseries 1B) Daily VRDNs, (State Street B&T Co., LOC), 0.19%, 8/01/11	1,000,000	1,000,000
New York State, Energy Research & Development Authority, Revenue Bonds, (Subseries A-1) Weekly VRDNs, (Consolidated Edison Co.)/(Wachovia Bank N.A., LOC), 0.06%, 8/03/11	7,000,000	7,000,000

TOTAL POWER		$8,000,000
TRANSPORTATION - 4.6%
Metropolitan Transportation Authority, NY, Refunding Revenue Bonds, (Series D-1) Weekly VRDNs, (FSA INS)/(Westdeutsche Landesbank), 0.35%, 8/04/11	1,200,000	1,200,000
Metropolitan Transportation Authority, NY, Revenue Bonds, (Subseries D-1), (Landesbank Hessen-Thuringer, LOC), 0.29%, 8/08/11	2,000,000	2,000,000
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Subseries B-4) Weekly VRDNs, (GO of Authority)/(Landesbank Baden Wurttemberg, LIQ), 0.20%, 8/04/11	1,100,000	1,100,000

TOTAL TRANSPORTATION		$4,300,000
UTILITIES - 2.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue (Series F Subseries F-2) Daily VRDNs, (Bayerische Landesbank), 0.24%, 8/01/11	2,100,000	2,100,000

TOTAL NEW YORK		$60,940,000
PENNSYLVANIA - 1.2%
EDUCATION - 1.2%
Emmaus General Authority, PA, Local Government Revenue Bonds, (Series H21) Weekly VRDNs, (U.S. Bank N.A., LOC), 0.08%, 8/03/11	1,100,000	1,100,000

TOTAL PENNSYLVANIA		$1,100,000

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $63,040,000)		$63,040,000

TOTAL INVESTMENTS - 100.0% (COST $92,833,402)		$92,833,402
OTHER ASSETS LESS LIABILITIES - 0.0%**		2,412

TOTAL NET ASSETS - 100.0%		$92,835,814

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$10,000,000	$—	$10,000,000
Municipal Bonds	—	19,793,402	—	19,793,402
Short-Term Municipal Bonds	—	63,040,000	—	63,040,000

Total	$—	$92,833,402	$—	$92,833,402

MTB Pennsylvania Tax-Free Money Market Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 22.0%
FLORIDA - 2.2%
WATER & SEWER - 2.2%
JEA, FL, Water & Sewer System, Revenue Bonds, (Series B), (AGM), 5.25%, 10/01/11	600,000	604,772

TOTAL FLORIDA		$604,772
NEW YORK - 12.8%
GENERAL OBLIGATIONS - 3.7%
Nassau County, NY, GO Unlimited Notes, TANs, (Series C), 1.75%, 10/15/11	1,000,000	1,001,526
SCHOOL DISTRICT - 9.1%
Byron-Bergen Central School District, NY, GO Unlimited, Refunding Notes, BANs, (State Aid Withholding), 1.50%, 7/13/12	530,000	533,486
Seneca Falls, NY, Central School District, GO Unlimited Notes, BANs, (State Aid Withholding), 1.50%, 6/15/12	900,000	905,442
Wyandanch, NY, Union Free School District, GO Unlimited Notes, TANs, (State Aid Withholding), 2.25%, 6/22/12	1,000,000	1,007,458

TOTAL SCHOOL DISTRICT		$2,446,386

TOTAL NEW YORK		$3,447,912
PENNSYLVANIA - 7.0%
HIGHER EDUCATION - 1.9%
Pennsylvania State University, Refunding Revenue Bonds, 5.00%, 3/01/12	500,000	513,644
SCHOOL DISTRICT - 2.8%
Shikellamy School District, PA, GO Unlimited Bonds, (Series A), (AGM), 1.50%, 11/15/11	745,000	746,937
UTILITIES - 2.3%
Lower Pottsgrove Township Authority, PA, Sewer Revenue Bonds, (Municipal Government, GTD), 2.00%, 10/15/11	610,000	611,801

TOTAL PENNSYLVANIA		$1,872,382

TOTAL MUNICIPAL BONDS (COST $5,925,066)		$5,925,066
3SHORT-TERM MUNICIPAL BONDS - 78.4%
PENNSYLVANIA - 78.4%
AIRPORT DEVELOPMENT & MAINTENANCE - 1.5%
Delaware County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs, (United Parcel Services, Inc.), 0.22%, 8/01/11	400,000	400,000
DEVELOPMENT - 0.4%
Delaware County, PA, IDA, Refunding Revenue Bonds, (Series G) Weekly VRDNs, (Resource Recovery Facility)/(General Electric Capital Corp.), 0.06%, 8/03/11	100,000	100,000
EDUCATION - 10.4%
Allentown, PA, Commercial and IDA, Daily VRDNs, (Diocese of Allentown)/(Wachovia Bank N.A., LOC), 0.24%, 8/01/11	1,100,000	1,100,000
Emmaus General Authority, PA, Local Government Revenue Bonds, (Pool E, Subseries E25) Weekly VRDNs, (U.S. Bank NA, LOC), 0.08%, 8/03/11	700,000	700,000
Emmaus General Authority, PA, Local Government Revenue Bonds, (Pool-G-Subseries G22) Weekly VRDNs, (U.S. Bank N.A., LOC), 0.08%, 8/03/11	1,000,000	1,000,000

TOTAL EDUCATION		$2,800,000
FACILITIES - 8.9%
Delaware Valley Regioinal Financial Authority, PA, Local Government Revenue Bonds, (Series A) Weekly VRDNs, (Bayerische Landesbank, LOC), 0.15%, 8/03/11	1,500,000	1,500,000
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, (Series A) Weekly VRDNs, (Bayerische Landesbank, LOC), 0.15%, 8/03/11	900,000	900,000

TOTAL FACILITIES		$2,400,000
HIGHER EDUCATION - 1.4%
Washington County Authority, PA, Refunding Revenue Bonds, Weekly VRDNs, (University of Pennsylvania), 0.07%, 8/04/11	390,000	390,000
MEDICAL - 18.3%
Chester County, PA, HEFA, Revenue Bonds, (Series A) Weekly VRDNs, (Barclay Friends)/(Wachovia Bank N.A., LOC), 0.20%, 8/03/11	300,000	300,000
Geisinger Authority, PA, Health System Refunding Bonds, (Series A) Daily VRDNs, (Geisinger Health System Foundation)/(Bank of America N.A.), 0.20%, 8/01/11	200,000	200,000
Lehigh County, PA, General Purpose Hospital Revenue, Refunding Bonds, (Series C) Daily VRDNs, (Lehigh Valley Health Network)/(Bank of America N.A., LOC), 0.25%, 8/01/11	900,000	900,000
New Castle, PA, Area Hospital Authority, Hospital Refunding Revenue Bonds, Weekly VRDNs, (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank N.A.), 0.12%, 8/03/11	950,000	950,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital Refunding Revenue Bonds, (Series A) Daily VRDNs, (Childrens Hospital-Philadelphia)/(Wachovia Bank N.A.), 0.18%, 8/01/11	600,000	600,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Refunding Revenue Bonds (Series B) Daily VRDNs, (Childrens Hospital Philadelphia)/(Wachovia Bank N.A.), 0.18%, 8/01/11	200,000	200,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Revenue Bonds, (Series A) Daily VRDNs, (Children Hospital Project, OBG)/(JP Morgan Chase Bank, SPA), 0.18%, 8/01/11	300,000	300,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Revenue Bonds, Weekly VRDNs, (Thomas Jefferson University Hospital, OBG)/(Commerce Bank N.A., LOC), 0.10%, 8/04/11	1,180,000	1,180,000
Wilkins Area, PA, IDA, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (Fairview Extended Care Services)/(Bank of America N.A., LOC), 0.20%, 8/08/11	300,000	300,000

TOTAL MEDICAL		$4,930,000
NURSING HOMES - 5.9%
Allegheny County, PA, IDA, Health & Housing Facilities, Refunding Revenue Bonds, (Series A) Daily VRDNs, (PNC Bank N.A., LOC), 0.17%, 8/01/11	500,000	500,000
Lancaster County, PA, Hospital Authority Refunding Revenue Bonds, (Series D) Daily VRDNs, (Masonic Homes of Grand Lodge Project)/(JP Morgan Chase Bank, LOC), 0.24%, 8/01/11	1,100,000	1,100,000

TOTAL NURSING HOMES		$1,600,000
POLLUTION CONTROL - 23.3%
Beaver County, PA, IDA, Pollution Control, Refunding Revenue Bonds, (Series B) Daily VRDNs, (Pennsylvania Electric Co.)/(UBS AG, LOC), 0.21%, 8/01/11	500,000	500,000
Beaver County, PA, IDA, Pollution Control, Revenue Bonds, (Series B) Weekly VRDNs, (Firstenergy Nuclear, OBG)/(AGMT-Firstenergy Solution, GTY)/(Citibank N.A., LOC), 0.06%, 8/03/11	1,900,000	1,900,000
Beaver County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs, (Firstenergy Nuclear Generation)/(Barclays Bank PLC, LOC)

0.18%, 8/01/11	500,000	500,000
0.25%, 8/01/11	1,400,000	1,400,000
Delaware County, PA, IDA, Refunding Revenue Bonds, (Series G) Weekly VRDNs, (General Electric Capital Corp.), 0.06%, 8/03/11	1,000,000	1,000,000
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Revenue Bonds, (IESI Pennsylvania Corp., OBG)/(Bank of America N.A., LOC), 0.12%, 8/08/11	1,000,000	1,000,000

TOTAL POLLUTION CONTROL		$6,300,000
UTILITIES - 8.3%
Philadelphia, PA, Gas Works Revenue Bonds, (Series A2) Weekly VRDNs, (JP Morgan Chase 50%, Bank of Nova Scotia 50%, LOC), 0.10%, 8/04/11	2,250,000	2,250,000

TOTAL PENNSYLVANIA		$21,170,000

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $21,170,000)		$21,170,000

TOTAL INVESTMENTS - 100.4% (COST $27,095,066)		$27,095,066
OTHER LIABILITIES LESS ASSETS - (0.4%)		(101,297)

TOTAL NET ASSETS - 100.0%		$26,993,769

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$5,925,066	$—	$5,925,066
Short-Term Municipal Bonds	—	21,170,000	—	21,170,000

Total	$—	$27,095,066	$—	$27,095,066

(1)	Floating rate note with current rate and next reset date shown.
(2)	Zero coupon security. The rate shown reflects the effective yield at purchase date.
(3)	Current rate and next reset date shown for Variable Rate Demand Notes.
(4)	Discount rate at time of purchase.
(5)	At July 31, 2011, the percentage of total investments at market value subject to the alternative minimum tax is as follows:

MTB Fund	Amount	Percentage of Total Investments
MTB Tax-Free Money Market Fund	$10,875,000	7.4%
MTB New York Tax-Free Money Market Fund	500,000	0.5%

(6)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2011, these liquid restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
MTB U.S. Government Money Market Fund	$27,994,524	1.3%
MTB Money Market Fund	356,974,981	24.0%
MTB Prime Money Market Fund	60,995,688	20.3%

(7)	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2011, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
MTB U.S. Government Money Market Fund
Procter & Gamble Co.	06/30/2011	27,991,872	27,994,524	1.3%
MTB Money Market Fund
Colgate-Palmolive Co.	07/06/2011	44,997,450	44,999,400
Gemini Security Corp., LLC	07/27/2011	57,998,647	57,999,613
Johnson & Johnson	06/22/2011	44,989,200	44,995,200
Nestle Capital Corp.	04/26/2011	57,969,260	57,997,390
Procter & Gamble Co.	07/01/2011	49,985,486	49,990,222
Procter & Gamble Co.	07/01/2011	9,997,097	9,998,045
Toronto Dominion Holdings USA	05/25/2011	49,980,000	49,995,111
United Parcel Service, Inc.	07/13/2011	40,999,567	41,000,000
			356,974,981	24.0%
MTB Prime Money Market Fund
Colgate-Palmolive Co.	07/06/2011	4,999,717	4,999,933
Gemini Security Corp., LLC	07/27/2011	11,999,720	11,999,920
Johnson & Johnson	06/22/2011	4,998,800	4,999,467
Nestle Capital Corp.	04/26/2011	8,995,230	8,999,595
Procter & Gamble Co.	06/30/2011	11,996,517	11,997,653
Toronto Dominion Holdings USA	05/25/2011	8,996,400	8,999,120
United Parcel Service, Inc.	07/13/2011	8,999,905	9,000,000
			60,995,688	20.3%

**	Represent less than 0.05%.

The following acronyms are used throughout this report:

AGM	-	Assured Guaranty Municipal
AMT	-	Alternative Minimum Tax (subject to)
BANs	-	Bond Anticipation Notes
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
GTD	-	Guaranteed
HEFA	-	Health & Education Facility Authority
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Bank
INS	-	Insured
INSTN	-	Institutional
LIQ	-	Liquidity Agreement
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit
MBIA	-	Municipal Bond Investors Assurance
OBG	-	Obligated Group
TANs	-	Tax Anticipation Notes
VRDNs	-	Variable Rate Demand Notes

MTB Short Duration Government Bond Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Description	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 50.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 16.7%
Series 2003-2590, Class NU, 5.00%, 6/15/17	252,853	257,843
Series 2004-2747, Class HA, 4.00%, 10/15/13	246,700	249,633
Series 2004-2844, Class PV, 5.00%, 8/15/15	540,469	581,166
Series 2005-2931, Class QC, 4.50%, 1/15/19	1,000,000	1,061,201
Series 2005-3062, Class LU, 5.50%, 10/15/16	4,552,727	4,991,774
Series 2005-3074, Class BG, 5.00%, 9/15/33	2,661,591	2,815,701
Series 2005-3081, Class CB, 5.00%, 5/15/21	1,648,492	1,660,919
Series 2006-3116, Class PB, 5.00%, 6/15/29	1,022,998	1,038,066
Series 2009-3610, Class AB, 1.40%, 12/15/14	1,672,547	1,688,814
Series 2011-3818, Class EA, 4.50%, 11/15/13	2,299,909	2,327,965

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$16,673,082
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 9.3%
Series 2003-113, Class PD, 4.00%, 2/25/17	697,607	711,666
Series 2003-122, Class OK, 4.00%, 6/25/17	748,901	766,099
Series 2003-45, Class AB, 3.75%, 5/25/33	81,225	84,395
Series 2003-74, Class VA, 5.50%, 7/25/14	2,650,370	2,808,617
Series 2004-55, Class LA, 4.50%, 6/25/21	1,442,606	1,452,285
Series 2004-96, Class QB, 5.00%, 2/25/32	758,735	786,630
Series 2008-74, Class AD, 5.00%, 4/25/37	1,003,193	1,024,492
Series 2011-49, Class KA, 4.50%, 7/25/15	1,571,738	1,598,683

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$9,232,867
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 24.6%
Series 2003-10, Class PV, 5.50%, 1/20/14	3,332,348	3,515,709
Series 2004-65, Class PA, 4.50%, 9/20/32	398,052	400,916
Series 2005-20, Class VA, 5.00%, 6/16/16	3,501,794	3,592,306
Series 2005-44, Class PC, 5.00%, 12/20/33	3,124,488	3,388,251
Series 2010-17, Class K, 4.00%, 3/16/22	8,474,523	9,154,082
Series 2010-91, Class PA, 3.00%, 8/20/31	4,348,698	4,486,319

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$24,537,583

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $49,523,732)		$50,443,532
CORPORATE BONDS - 13.9%
BANKS - 5.1%
Ally Financial, Inc., FDIC Guaranteed, 2.20%, 12/19/12	5,000,000	5,125,157
DIVERSIFIED FINANCIAL SERVICES - 8.8%
Citigroup Funding, Inc., FDIC Guaranteed, 1.88%, 10/22/12	5,000,000	5,087,732
[2]Sallie Mae, Inc., Sr. Unsecured, 4.34%, 10/03/22	5,595,000	3,681,946

TOTAL DIVERSIFIED FINANCIAL SERVICES		$8,769,678

TOTAL CORPORATE BONDS (COST $13,476,371)		$13,894,835
GOVERNMENT AGENCIES - 27.1%
FEDERAL FARM CREDIT BANK (FFCB) - 8.6%
1.98%, 11/24/15	1,250,000	1,250,449
4.50%, 10/17/12	7,000,000	7,354,221

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$8,604,670
FEDERAL HOME LOAN BANK (FHLB) - 2.3%
1.49%, 9/15/14	2,325,000	2,325,394
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 16.2%
1.11%, 4/29/14	1,000,000	1,000,458
1.25%, 8/20/13	3,000,000	3,045,249
[1]4.41%, 8/10/11	5,000,000	5,239,875
Sr. Subordinated, 5.25%, 8/01/12	6,500,000	6,822,026

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$16,107,608

TOTAL GOVERNMENT AGENCIES (COST $26,932,206)		$27,037,672
MORTGAGE-BACKED SECURITIES - 0.1%
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.1%
Pool 203632, 8.50%, 2/15/17	3,880	4,486
Pool 306066, 8.50%, 7/15/21	7,168	8,380
Pool 307983, 8.50%, 7/15/21	20,585	24,066
Pool 341948, 8.50%, 1/15/23	15,362	17,811

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$54,743

TOTAL MORTGAGE-BACKED SECURITIES (COST $50,023)		$54,743
U.S. TREASURY - 7.6%
U.S. TREASURY NOTE - 7.6%
0.50%, 10/15/13	7,000,000	7,019,688
0.75%, 3/31/13	500,000	503,320

TOTAL U.S. TREASURY NOTE		$7,523,008

TOTAL U.S. TREASURY (COST $7,465,644)		$7,523,008
MONEY MARKET FUND - 0.4%
[8]Dreyfus Government Cash Management Fund, Institutional Shares, 0.00%	382,180	382,180

TOTAL MONEY MARKET FUND (COST $382,180)		$382,180

TOTAL INVESTMENTS - 99.7% (COST $97,830,156)		$99,335,970
OTHER ASSETS LESS LIABILITIES - 0.3%		286,167

TOTAL NET ASSETS - 100.0%		$99,622,137

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $1,505,814. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,799,454 and net unrealized depreciation from investments for those securities having an excess of cost over value of $293,640.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$50,443,532	$—	$50,443,532
Corporate Bonds	—	13,894,835	—	13,894,835
Government Agencies	—	27,037,672	—	27,037,672
Mortgage-Backed Securities	—	54,743	—	54,743
U.S. Treasury	—	7,523,008	—	7,523,008
Money Market Fund	382,180	—	—	382,180

Total	$382,180	$98,953,790	$—	$99,335,970

MTB Short-Term Corporate Bond Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE - 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.0%**
[1]Pool 399251, 2.44%, 8/01/11	67	70

TOTAL ADJUSTABLE RATE MORTGAGE (COST $67)		$70
ASSET BACKED SECURITIES - 3.3%
FINANCIAL SERVICES - 2.8%
Hyundai Auto Receivables Trust, Series 2011-A, Class A2, 0.69%, 11/15/13	2,000,000	2,002,778
[6,7]Porsche Financial Auto Securitization Trust, Series 2011-1, Class A2, 0.56%, 12/16/13	2,000,000	2,001,149
Volkswagen Auto Loan Enhanced Trust, Series 2011-1, Class A2, 0.67%, 12/20/13	1,700,000	1,715,173

TOTAL FINANCIAL SERVICES		$5,719,100
WHOLE LOAN - 0.5%
[1,6,7]Student Loan Marketing Association, Series 2011-A, Class A1, 1.19%, 8/15/11	939,145	942,312

TOTAL ASSET BACKED SECURITIES (COST $6,638,894)		$6,661,412
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.8%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 1.8%
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.63%, 5/12/39	1,384,899	1,416,773
Morgan Stanley Capital I, Series 2004-IQ7, Class A4, 5.41%, 6/15/38	2,000,000	2,167,438

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$3,584,211
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 1.0%
Series 1920, Class H, 7.00%, 1/15/12	6,832	6,917
Series 2003-2632, Class A, 4.00%, 1/15/18	696,848	720,886
Series 2003-2643, Class LB, 4.50%, 7/15/16	108,948	109,397
Series 2003-2643, Class DA, 4.00%, 3/15/28	364,371	365,475
Series 2003-2649, Class KA, 4.50%, 7/15/18	368,906	393,451
Series 2003-2716, Class UA, 4.50%, 7/15/20	80,903	81,242
Series 2004-2798, Class J, 4.50%, 4/15/17	90,030	90,500
Series 2005-2915, Class KP, 5.00%, 11/15/29	90,000	91,588
Series 2005-2938, Class DB, 5.00%, 11/15/28	27,925	28,100
Series 2005-3075, Class TP, 5.50%, 1/15/30	64,749	66,688

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,954,244
WHOLE LOAN - 0.0%**
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8, 4.75%, 11/25/18	44,419	44,566

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $5,594,413)		$5,583,021
4COMMERCIAL PAPER - 4.1%
DIVERSIFIED FINANCIAL SERVICES - 0.5%
[6,7]Harley-Davidson Funding Corp., 0.28%, 8/11/11	1,000,000	999,914
ELECTRIC - 0.5%
[6,7]Pacific Gas & Electric Co., 0.33%, 8/01/11	1,000,000	999,991
FOOD - 1.1%
[6,7]General Mills, Inc., 0.16%, 8/03/11	1,000,000	999,987
[6,7]Kellogg Co., 0.17%, 8/22/11	1,250,000	1,249,870

TOTAL FOOD		$2,249,857
INSURANCE - 0.5%
[6,7]Allstate Corp., 0.30%, 8/22/11	1,000,000	999,817
MEDIA - 0.7%
[6,7]Viacom Inc., 0.20%, 8/02/11	1,500,000	1,499,983
OIL & GAS - 0.8%
[6,7]Apache Corp., 0.30%, 8/01/11	1,500,000	1,499,988

TOTAL COMMERCIAL PAPER (COST $8,249,606)		$8,249,550
CORPORATE BONDS - 83.6%
AUTO MANUFACTURERS - 0.1%
[6,7]Hyundai Motor Manufacturing Czech s.r.o., Company Guaranteed, 4.50%, 4/15/15	250,000	265,165
AUTO PARTS & EQUIPMENT - 0.5%
[1]Johnson Controls, Inc., Sr. Unsecured, 0.68%, 11/04/11	1,000,000	1,004,028
BANKS - 13.2%
Ally Financial, Inc., Company Guaranteed, 4.50%, 2/11/14	400,000	399,000
American Express Bank FSB, Series 1, Sr. Unsecured, BKN1, 5.55%, 10/17/12	1,000,000	1,053,772
American Express Centurion Bank, Sr. Unsecured, BKNT, 5.55%, 10/17/12	1,000,000	1,052,037
[1,12]Bank of America Corp., Sr. Unsecured, MTN, 1.67%, 10/31/11	1,000,000	996,803
Bank of New York Mellon Corp., Sr. Unsecured, MTN, 2.30%, 7/28/16	1,000,000	1,007,104
[1]Bank of Nova Scotia, Certificate of Deposit, 0.58%, 8/15/11	1,000,000	999,713
BB&T Corp., Subordinated, 6.50%, 8/01/11	1,000,000	1,000,153
1BB&T Corp., Sr. Unsecured, 0.95%, 10/28/11	1,000,000	1,000,973
BB&T Corp., Sr. Unsecured, 5.70%, 4/30/14	1,000,000	1,113,352
Capital One Financial Corp., Sr. Unsecured, 4.80%, 2/21/12	1,250,000	1,276,526
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	250,000	285,243
Capital One Financial Corp., Sr. Unsecured, 2.13%, 7/15/14	675,000	678,449
[1]Citigroup, Inc., Sr. Unsecured, 1.11%, 8/15/11	1,300,000	1,298,605
[1,12]Citigroup, Inc., Sr. Unsecured, 1.18%, 10/01/11	2,000,000	1,975,074
Citigroup, Inc., Sr. Unsecured, 4.59%, 12/15/15	250,000	267,656
Fifth Third Bancorp, Sr. Unsecured, 6.25%, 5/01/13	850,000	917,949
Goldman Sachs Group, Inc., Sr. Unsecured, 5.25%, 10/15/13	250,000	267,547
1JPMorgan Chase & Co., Sr. Unsecured, MTN, 1.00%, 9/15/11	1,000,000	999,867
1JPMorgan Chase & Co., Sr. Notes, MTN, 1.05%, 10/24/11	1,000,000	1,001,739
JPMorgan Chase & Co., Sr. Unsecured, 3.15%, 7/05/16	1,000,000	1,013,763
1JPMorgan Chase Capital XXIII, Limited Guarantee, 1.26%, 8/15/11	1,000,000	780,951
KeyCorp, Sr. Unsecured, MTN, 6.50%, 5/14/13	1,000,000	1,086,298
[1]Morgan Stanley, Sr. Unsecured, 1.85%, 10/24/11	1,000,000	999,555
National City Bank, Subordinated, BKNT, 6.20%, 12/15/11	460,000	469,307
[12]Royal Bank of Canada, Sr. Notes, MTN, 2.30%, 7/20/16	2,000,000	2,010,944
Wells Fargo & Co., Subordinated, 5.13%, 9/01/12	2,000,000	2,088,380
Wells Fargo & Co., Sr. Unsecured, 3.63%, 4/15/15	250,000	264,526

TOTAL BANKS		$26,305,286
BEVERAGES - 2.3%
[1]Anheuser-Busch InBev Worldwide, Inc., Series FRN, Company Guaranteed, 0.80%, 10/27/11	500,000	503,247
[12]Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 2.50%, 3/26/13	1,000,000	1,028,740
Diageo Capital PLC, Company Guaranteed, 5.20%, 1/30/13	1,000,000	1,066,210

Dr Pepper Snapple Group, Inc., Company Guaranteed, 1.70%, 12/21/11	1,000,000	1,004,869
Dr Pepper Snapple Group, Inc., Company Guaranteed, 2.35%, 12/21/12	1,000,000	1,019,279

TOTAL BEVERAGES		$4,622,345
BUILDING MATERIALS - 0.5%
[12]Masco Corp., Sr. Unsecured, 4.80%, 6/15/15	1,000,000	1,014,157
CHEMICALS - 2.6%
Dow Chemical Co., Sr. Unsecured, 4.85%, 8/15/12	800,000	834,549
Dow Chemical Co., Sr. Unsecured, 7.60%, 5/15/14	250,000	292,400
1Ei DU Pont de Nemours & Co., Sr. Unsecured, 0.67%, 9/25/11	2,000,000	2,012,586
Potash Corp. of Saskatchewan, Inc., Sr. Unsecured, 4.88%, 3/01/13	2,000,000	2,128,854

TOTAL CHEMICALS		$5,268,389
COMMERCIAL SERVICES - 0.3%
[1]Western Union Co., Sr. Unsecured, 0.83%, 9/07/11	500,000	502,562
COMPUTERS - 1.9%
Hewlett-Packard Co., Sr. Unsecured, 4.25%, 2/24/12	1,000,000	1,023,101
International Business Machines Corp., Sr. Unsecured, 2.10%, 5/06/13	1,000,000	1,027,021
International Business Machines Corp., Sr. Unsecured, 1.00%, 8/05/13	800,000	807,553
International Business Machines Corp., Sr. Unsecured, 1.95%, 7/22/16	1,000,000	1,005,240

TOTAL COMPUTERS		$3,862,915
COSMETICS/PERSONAL CARE - 1.6%
Procter & Gamble Co. (The), Sr. Unsecured, 3.50%, 2/15/15	2,000,000	2,167,539
Procter & Gamble International Funding SCA, Company Guaranteed, 1.35%, 8/26/11	1,000,000	1,000,685

TOTAL COSMETICS/PERSONAL CARE		$3,168,224
DIVERSIFIED FINANCIAL SERVICES - 9.6%
[1]BlackRock, Inc., Sr. Unsecured, 0.56%, 8/24/11	1,000,000	999,715
[12]BlackRock, Inc., Sr. Unsecured, 3.50%, 12/10/14	1,000,000	1,068,693
12BP Capital Markets PLC, Company Guaranteed, 1.55%, 8/11/11	250,000	250,077
Capital One Bank USA NA, Subordinated, 6.50%, 6/13/13	1,000,000	1,086,845
[12]Credit Suisse USA, Inc., Bank Guaranteed, 5.50%, 8/16/11	500,000	500,968
Ford Motor Credit Co. LLC, Sr. Unsecured, 7.25%, 10/25/11	1,000,000	1,013,125
[6,7]Fuel Trust, Secured, 3.98%, 6/15/16	400,000	407,031
[1]General Electric Capital Corp., Sr. Unsecured, MTN, 0.88%, 10/07/11	1,000,000	996,684
General Electric Capital Corp., Unsecured, 1.88%, 9/16/13	1,000,000	1,014,497
General Electric Capital Corp., Sr. Unsecured, 2.10%, 1/07/14	1,000,000	1,018,629
1HSBC Finance Corp., Sr. Unsecured, 0.60%, 9/15/11	1,000,000	997,235
IBM International Group Capital LLC, Company Guaranteed, 5.05%, 10/22/12	1,000,000	1,056,388
Jefferies Group, Inc., Sr. Unsecured, 3.88%, 11/09/15	2,000,000	2,052,401
John Deere Capital Corp., Sr. Unsecured, MTN, 4.95%, 12/17/12	1,000,000	1,060,138
John Deere Capital Corp., Sr. Unsecured, MTN, 4.90%, 9/09/13	500,000	543,451
Raymond James Financial, Inc., Sr. Unsecured, 4.25%, 4/15/16	1,500,000	1,575,734
SLM Corp., Series A, Sr. Unsecured, MTNA, 5.00%, 10/01/13	1,000,000	1,037,173
SLM Corp., Sr. Notes, MTN, 6.25%, 1/25/16	300,000	314,963
TD Ameritrade Holding Corp., Company Guaranteed, 2.95%, 12/01/12	2,000,000	2,048,304

TOTAL DIVERSIFIED FINANCIAL SERVICES		$19,042,051
ELECTRIC - 3.2%
Consolidated Edison Co. of New York, Inc., Series 05-C, Sr. Unsecured, 5.38%, 12/15/15	110,000	126,654
Dominion Resources, Inc., Sr. Unsecured, 5.70%, 9/17/12	2,000,000	2,111,923
1DTE Energy Co., Sr. Unsecured, 0.96%, 9/06/11	1,000,000	1,002,497
Georgia Power Co., Sr. Unsecured, 1.30%, 9/15/13	1,000,000	1,007,125
Virginia Electric and Power Co., Sr. Unsecured, 5.10%, 11/30/12	2,000,000	2,114,115

TOTAL ELECTRIC		$6,362,314
ELECTRONICS - 0.5%
Agilent Technologies, Inc., Sr. Unsecured, 4.45%, 9/14/12	1,000,000	1,038,071
FOOD - 5.0%
ConAgra Foods, Inc., Sr. Unsecured, 6.75%, 9/15/11	2,000,000	2,014,949
Kellogg Co., Sr. Unsecured, 5.13%, 12/03/12	1,000,000	1,059,534
Kraft Foods, Inc., Sr. Unsecured, 5.63%, 11/01/11	52,000	52,649
[12]Kraft Foods, Inc., Unsecured, 5.25%, 10/01/13	1,000,000	1,088,307
[12]Kraft Foods, Inc., Sr. Unsecured, 4.13%, 2/09/16	2,000,000	2,179,311
Kroger Co., Company Guaranteed, 5.50%, 2/01/13	250,000	267,233
Kroger Co., Company Guaranteed, 5.00%, 4/15/13	1,580,000	1,687,550
[6,7]WM Wrigley Jr. Co., Sr. Secured, 3.70%, 6/30/14	1,500,000	1,571,838

TOTAL FOOD		$9,921,371
GAS - 0.5%
National Fuel Gas Co., Sr. Unsecured, 5.25%, 3/01/13	1,000,000	1,059,214
HEALTHCARE PROVIDERS & SERVICES - 1.0%
[1]Quest Diagnostics, Inc., Company Guaranteed, 1.10%, 9/24/11	2,000,000	2,008,406
INSURANCE - 5.9%
AON Corp., Sr. Unsecured, 3.13%, 5/27/16	1,000,000	1,017,813
Hartford Financial Services Group, Inc., Sr. Unsecured, 5.25%, 10/15/11	1,500,000	1,513,563
Lincoln National Corp., Sr. Unsecured, 5.65%, 8/27/12	1,246,000	1,304,560
[1,6,7]MassMutual Global Funding II, Notes, 0.63%, 10/14/11	1,000,000	1,000,744
[6,7]MassMutual Global Funding II, Sr. Secured, 3.63%, 7/16/12	500,000	514,036
MetLife, Inc., Sr. Unsecured, 6.13%, 12/01/11	500,000	509,232
MetLife, Inc., Sr. Unsecured, 2.38%, 2/06/14	1,750,000	1,794,553
[6,7]Metropolitan Life Global Funding I, Sr. Secured, 2.50%, 1/11/13	1,000,000	1,020,140
Principal Financial Group, Inc., Company Guaranteed, 7.88%, 5/15/14	1,100,000	1,279,027
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.63%, 9/17/12	750,000	771,879
Prudential Financial, Inc., Sr. Unsecured, MTN, 2.75%, 1/14/13	1,000,000	1,021,943

TOTAL INSURANCE		$11,747,490
INTERNET - 0.5%
[12]eBay, Inc., Sr. Unsecured, 0.88%, 10/15/13	1,000,000	1,005,749
IRON/STEEL - 0.8%
Arcelormittal, Sr. Unsecured, 3.75%, 8/05/15	1,000,000	1,038,723
Arcelormittal, Sr. Unsecured, 3.75%, 3/01/16	500,000	515,207

TOTAL IRON/STEEL		$1,553,930
LEISURE TIME - 0.5%
[6,7]Harley-Davidson Financial Services, Inc., Company Guaranteed, 3.88%, 3/15/16	1,000,000	1,034,129
MEDIA - 5.3%
Comcast Cable Communications Holdings, Inc., Company Guaranteed, 8.38%, 3/15/13	2,000,000	2,234,115
Comcast Cable Holdings LLC, Company Guaranteed, 9.80%, 2/01/12	200,000	208,347
Comcast Holdings Corp., Company Guaranteed, 10.63%, 7/15/12	2,000,000	2,186,048
COX Communications, Inc., Unsecured, 7.13%, 10/01/12	1,535,000	1,647,762

DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 3.50%, 3/01/16	2,000,000	2,108,448
Time Warner Cable, Inc., Company Guaranteed, 7.50%, 4/01/14	1,000,000	1,157,181
Walt Disney Co., Series B, Sr. Unsecured, MTNB, 6.38%, 3/01/12	1,000,000	1,035,768

TOTAL MEDIA		$10,577,669
METALS & MINING - 2.4%
[6,7]Barrick Gold Corp., Sr. Unsecured, 1.75%, 5/30/14	1,000,000	1,009,202
Rio Tinto Finance USA Ltd., Company Guaranteed, 2.50%, 5/20/16	1,000,000	1,029,089
Vale Canada Ltd., Sr. Unsecured, 7.75%, 5/15/12	525,000	551,498
Xstrata Canada Corp., Company Guaranteed, 7.35%, 6/05/12	750,000	788,432
Xstrata Canada Corp., Company Guaranteed, 7.25%, 7/15/12	710,000	750,381
[6,7]Xstrata Finance Canada Ltd., Company Guaranteed, 5.50%, 11/16/11	618,000	626,483

TOTAL METALS & MINING		$4,755,085
MISCELLANEOUS MANUFACTURING - 0.8%
General Electric Co., Sr. Unsecured, 5.00%, 2/01/13	1,000,000	1,059,679
ITT Corp., Sr. Unsecured, 4.90%, 5/01/14	500,000	549,993

TOTAL MISCELLANEOUS MANUFACTURING		$1,609,672
OFFICE/BUSINESS EQUIPMENT - 1.7%
Pitney Bowes, Inc., Sr. Unsecured, 4.63%, 10/01/12	1,000,000	1,040,475
[1]Xerox Corp., Sr. Unsecured, 1.08%, 8/16/11	250,000	251,791
Xerox Corp., Sr. Unsecured, 5.50%, 5/15/12	2,000,000	2,075,043

TOTAL OFFICE/BUSINESS EQUIPMENT		$3,367,309
OIL & GAS - 5.3%
Apache Corp., Sr. Unsecured, 6.25%, 4/15/12	1,000,000	1,040,386
Chesapeake Energy Corp., Company Guaranteed, 7.63%, 7/15/13	1,000,000	1,090,000
ConocoPhillips, Company Guaranteed, 4.75%, 10/15/12	1,000,000	1,051,667
Devon Financing Corp. ULC, Company Guaranteed, 6.88%, 9/30/11	1,000,000	1,010,126
[1]Sempra Energy, Sr. Unsecured, 1.01%, 9/15/11	1,500,000	1,504,217
Tesoro Corp., Company Guaranteed, 6.25%, 11/01/12	1,000,000	1,047,500
Valero Energy Corp., Company Guaranteed, 6.88%, 4/15/12	1,000,000	1,042,137
Valero Energy Corp., Company Guaranteed, 4.75%, 6/15/13	2,000,000	2,126,587
XTO Energy, Inc., Sr. Unsecured, 7.50%, 4/15/12	590,000	620,092

TOTAL OIL & GAS		$10,532,712
PHARMACEUTICALS - 1.1%
12McKesson Corp., Sr. Unsecured, 3.25%, 3/01/16	1,500,000	1,591,943
Mead Johnson Nutrition Co., Sr. Unsecured, 3.50%, 11/01/14	500,000	529,203

TOTAL PHARMACEUTICALS		$2,121,146
PIPELINES - 2.6%
Enterprise Products Operating LLC, Company Guaranteed, 7.63%, 2/15/12	1,488,000	1,544,070
[12]Enterprise Products Operating LLC, Series G, Company Guaranteed, 5.60%, 10/15/14	1,000,000	1,122,120
Plains All American Pipeline LP / PAA Finance Corp., Company Guaranteed, 4.25%, 9/01/12	2,500,000	2,589,565

TOTAL PIPELINES		$5,255,755
REAL ESTATE INVESTMENT TRUSTS (REIT) - 5.2%
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 5.50%, 1/15/12	750,000	766,015
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 6.13%, 11/01/12	1,000,000	1,062,432
Boston Properties LP, Sr. Unsecured, 6.25%, 1/15/13	1,175,000	1,260,615
CommonWealth REIT, Sr. Unsecured, 5.75%, 2/15/14	1,000,000	1,063,077
HCP, Inc., Sr. Unsecured, MTN, 5.95%, 9/15/11	1,000,000	1,006,200
HCP, Inc., Sr. Unsecured, 6.45%, 6/25/12	385,000	402,681
12HCP, Inc., Sr. Unsecured, 2.70%, 2/01/14	500,000	511,067
[12]Health Care REIT, Inc., Sr. Unsecured, 6.00%, 11/15/13	2,000,000	2,172,698
[12]Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 3.13%, 11/30/15	2,000,000	2,036,648

TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$10,281,433
RETAIL - 2.7%
12CVS Caremark Corp., Sr. Unsecured, 4.88%, 9/15/14	1,600,000	1,778,631
Home Depot, Inc., Sr. Unsecured, 5.25%, 12/16/13	1,500,000	1,642,295
Staples, Inc., Company Guaranteed, 7.38%, 10/01/12	1,375,000	1,471,799
Wal-Mart Stores Pass-Through Trust 1994, Series A-2, Pass Thru Certs, 8.85%, 1/02/15	500,314	572,359

TOTAL RETAIL		$5,465,084
SEMICONDUCTORS - 0.8%
[6,7]Broadcom Corp., Sr. Unsecured, 1.50%, 11/01/13	1,000,000	1,004,359
Texas Instruments, Inc., Sr. Unsecured, 2.38%, 5/16/16	500,000	513,626

TOTAL SEMICONDUCTORS		$1,517,985
TELECOMMUNICATIONS - 1.8%
AT&T Corp., Company Guaranteed, 7.30%, 11/15/11	500,000	510,084
12AT&T, Inc., Sr. Unsecured, 4.45%, 5/15/21	500,000	529,532
Juniper Networks, Inc., Sr. Unsecured, 3.10%, 3/15/16	500,000	518,160
[1]Verizon Communications, Inc., Series FRN, Sr. Unsecured, 0.86%, 9/28/11	1,000,000	1,013,531
Verizon Communications, Inc., Sr. Unsecured, 4.35%, 2/15/13	1,000,000	1,052,121

TOTAL TELECOMMUNICATIONS		$3,623,428
TRANSPORTATION - 3.5%
Canadian National Railway Co., Sr. Unsecured, 6.38%, 10/15/11	1,000,000	1,012,210
[12]Federal Express Corp., Sr. Unsecured, 9.65%, 6/15/12	2,600,000	2,797,795
Ryder System, Inc., Sr. Unsecured, MTN, 3.15%, 3/02/15	2,000,000	2,080,750
Union Pacific Corp., Sr. Unsecured, 6.13%, 1/15/12	416,000	426,681
[12]Union Pacific Corp., Sr. Unsecured, 6.50%, 4/15/12	536,000	558,543

TOTAL TRANSPORTATION		$6,875,979

TOTAL CORPORATE BONDS (COST $164,352,446)		$166,769,053
U.S. TREASURY - 4.8%
U.S. TREASURY NOTE - 4.8%
0.63%, 4/30/13	4,750,000	4,772,637
[12]0.75%, 3/31/13	420,000	422,789
1.25%, 2/15/14	1,000,000	1,020,625
1.75%, 5/31/16	2,300,000	2,351,031
[12]2.00%, 4/30/16	1,000,000	1,035,156

TOTAL U.S. TREASURY NOTE		$9,602,238

TOTAL U.S. TREASURY (COST $9,519,205)		$9,602,238
MONEY MARKET FUND - 0.5%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.03%	994,443	994,443

TOTAL MONEY MARKET FUND (COST $994,443)		$994,443
REPURCHASE AGREEMENT - 0.5%
Credit Suisse First Boston LLC, 0.14%, dated 07/29/11, due 08/01/11, repurchase price $969,732, collateralized by a U.S. Treasury Security 2.75%, maturing 10/31/13; total market value of $994,130.	969,721	969,721

TOTAL REPURCHASE AGREEMENT (COST $969,721)		$969,721

TOTAL INVESTMENTS IN SECURITIES- 99.6% (COST $196,318,795)		$198,829,508

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 6.9%
REPURCHASE AGREEMENTS - 6.9%
BNP Paribas Securities Corp., 0.20%, dated 07/29/11, due 08/01/11, repurchase price $1,782,131, collateralized by U.S. Government Securities 1.51% to 6.05%, maturing 03/31/13 to 08/01/47; total market value of $1,823,449.	1,782,101	1,782,101
JP Morgan Securities LLC, 0.20%, dated 07/29/11, due 08/01/11, repurchase price $3,000,050, collateralized by U.S. Government Securities 3.50% to 6.50%, maturing 02/01/23 to 01/01/41; total market value of $3,060,012.	3,000,000	3,000,000
Mizuho Securities, Inc., 0.23%, dated 07/29/11, due 08/01/11, repurchase price $3,000,058, collateralized by U.S. Government Securities 0.60% to 7.50%, maturing 10/01/20 to 02/25/44; total market value of $3,060,000.	3,000,000	3,000,000
Morgan Stanley & Co., 0.21%, dated 07/29/11, due 08/01/11, repurchase price $3,000,053, collateralized by U.S. Government Securities 3.50% to 6.50%, maturing 09/01/19 to 03/01/47; total market value of $3,090,909.	3,000,000	3,000,000
RBC Capital Markets LLC, 0.20%, dated 07/29/11, due 08/01/11, repurchase price $3,000,050, collateralized by U.S. Government Securities 1.46% to 5.50%, maturing 02/01/15 to 09/01/44; total market value of $3,097,166.	3,000,000	3,000,000

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $13,782,101)		$13,782,101

TOTAL INVESTMENTS - 106.5% (COST $210,100,896)		$212,611,609
COLLATERAL FOR SECURITIES ON LOAN - (6.9%)		(13,782,101)
OTHER ASSETS LESS LIABILITIES - 0.4%		770,304

TOTAL NET ASSETS - 100.0%		$199,599,812

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $2,510,713. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,646,883 and net unrealized depreciation from investments for those securities having an excess of cost over value of $136,170.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$70	$—	$70
Asset Backed Securities	—	6,661,412	—	6,661,412
Collateralized Mortgage Obligations	—	5,583,021	—	5,583,021
Commercial Paper	—	8,249,550	—	8,249,550
Corporate Bonds	—	166,769,053	—	166,769,053
U.S. Treasury	—	9,602,238	—	9,602,238
Money Market Fund	994,443	—	—	994,443
Repurchase Agreements	—	14,751,822	—	14,751,822

Total	$994,443	$211,617,166	$—	$212,611,609

MTB U.S. Government Bond Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Description	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.9%
Series 1920, Class H, 7.00%, 1/15/12	13,664	13,835
Series 1988-6, Class C, 9.05%, 6/15/19	20,641	23,248
Series 1989-112, Class I, 6.50%, 1/15/21	3,905	4,264
Series 1990-136, Class E, 6.00%, 4/15/21	10,323	11,212
Series 1990-141, Class D, 5.00%, 5/15/21	3,610	3,858
Series 1993-1577, Class PK, 6.50%, 9/15/23	205,809	226,191
Series 1993-1644, Class K, 6.75%, 12/15/23	174,324	193,015
Series 1994-1686, Class PJ, 5.00%, 2/15/24	33,599	35,511

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$511,134
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 1.1%
Series 1993-113, Class PK, 6.50%, 7/25/23	104,662	115,454
Series 1993-127, Class H, 6.50%, 7/25/23	100,031	110,387
Series 1993-202, Class J, 6.50%, 11/25/23	54,274	60,166
Series 1994-3, Class PL, 5.50%, 1/25/24	94,065	101,962
Series 1994-55, Class H, 7.00%, 3/25/24	116,536	130,445
Series 2002-52, Class QA, 6.00%, 7/18/32	59,037	63,306

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$581,720
WHOLE LOAN - 5.1%
[1]Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 2.85%, 8/25/11	464,966	436,071
[1]Banc of America Mortgage Securities, Inc.,
Series 2004-B, Class 2A1, 2.87%, 8/25/11	398,680	359,545
[1]Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1, 5.07%, 8/25/11	2,202,603	1,904,029

TOTAL WHOLE LOAN		$2,699,645

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $3,970,652)		$3,792,499
CORPORATE BONDS - 3.7%
BANKS - 2.7%
First Tennessee Bank NA, Subordinated, BKNT, 4.63%, 5/15/13	1,000,000	1,034,617
U.S. Bank NA, Sr. Unsecured, MTN, 5.92%, 5/25/12	360,944	375,698

TOTAL BANKS		$1,410,315
HEALTHCARE PROVIDERS & SERVICES - 1.0%
Howard Hughes Medical Institute, Sr. Unsecured, 3.45%, 9/01/14	500,000	535,588

TOTAL CORPORATE BONDS (COST $1,859,744)		$1,945,903
GOVERNMENT AGENCIES - 37.8%
DEVELOPMENT - 2.0%
Tennessee Valley Authority, Sr. Unsecured 3.88%, 2/15/21	1,000,000	1,059,028
FEDERAL HOME LOAN BANK (FHLB) - 4.4%
[12]5.38%, 5/18/16	2,000,000	2,357,683
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 22.8%
[12]1.38%, 2/25/14	1,000,000	1,019,683
2.00%, 8/25/16	1,000,000	1,016,188
2.88%, 2/09/15	500,000	532,408
4.75%, 1/19/16	1,000,000	1,146,711
[12]4.88%, 6/13/18	2,000,000	2,320,030
5.13%, 10/18/16	2,000,000	2,338,222
[12]5.25%, 4/18/16	2,000,000	2,340,426
8.25%, 6/01/26	1,000,000	1,381,899

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$12,095,567
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 4.0%
Sr. Subordinated 5.25%, 8/01/12	2,000,000	2,099,085
HOUSING - 0.1%
[10]Federal Housing Administration, Project Pass-Through Certificate, 7.43%, 4/01/22	37,726	37,349
U.S. Department of Housing and Urban Development, U.S. Government Guaranteed, 7.66%, 8/01/15	33,681	34,896

TOTAL HOUSING		$72,245
SMALL BUSINESS ADMINISTRATION - 1.2%
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-C, 6.70%, 3/01/16	59,945	64,760
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-L, 6.70%, 12/01/16	154,939	166,403
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-K, 6.95%, 11/01/16	351,649	386,119
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1997-E, 7.30%, 5/01/17	10,107	10,979
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1999-I, 7.30%, 9/01/19	15,082	16,555
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1991-H, 8.85%, 8/01/11	89	89

TOTAL SMALL BUSINESS ADMINISTRATION		$644,905
TRANSPORTATION - 3.3%
Vessel Management Services, Inc., U.S. Government Guaranteed, 5.13%, 4/16/35	953,000	1,068,782
Vessel Management Services, Inc., U.S. Government Guaranteed, 6.75%, 7/15/25	591,000	698,086

TOTAL TRANSPORTATION		$1,766,868

TOTAL GOVERNMENT AGENCIES (COST $17,958,846)		$20,095,381
MORTGAGE-BACKED SECURITIES - 29.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 11.0%
Pool 287773, 7.50%, 3/01/17	1,164	1,192
Pool 299147, 7.50%, 8/01/17	6,301	6,623
Pool 538733, 9.00%, 9/01/19	351	407
Pool A18401, 6.00%, 2/01/34	1,406,493	1,559,537
Pool C78010, 5.50%, 4/01/33	2,309,499	2,522,550
Pool C80328, 7.50%, 7/01/25	71,330	83,091
Pool E00540, 6.00%, 3/01/13	87,904	92,019
Pool G01425, 7.50%, 5/01/32	155,662	182,106
Pool G01831, 6.00%, 5/01/35	610,306	676,715
Pool G12709, 5.00%, 7/01/22	646,355	696,408

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$5,820,648
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 17.2%
Pool 202957, 8.00%, 8/01/21	7,665	8,753
Pool 252439, 6.50%, 5/01/29	81,246	91,506
Pool 255933, 5.50%, 11/01/35	756,492	825,806
Pool 323419, 6.00%, 12/01/28	159,114	177,242
Pool 334593, 7.00%, 5/01/24	106,392	122,693
Pool 39862, 9.75%, 9/01/17	10,021	11,535
Pool 436746, 6.50%, 8/01/28	74,684	84,162
Pool 440401, 6.50%, 8/01/28	288,461	325,069
Pool 485678, 6.50%, 3/01/29	199,642	224,977
Pool 494375, 6.50%, 4/01/29	38,764	43,708

Pool 545051, 6.00%, 9/01/29	296,451	330,042
Pool 604867, 7.00%, 1/01/25	117,604	135,318
Pool 625596, 7.00%, 2/01/32	41,599	48,644
Pool 725418, 6.50%, 5/01/34	410,674	462,278
Pool 763704, 5.00%, 4/01/34	1,256,559	1,350,172
Pool 833143, 5.50%, 9/01/35	2,342,354	2,556,972
Pool 843323, 5.50%, 10/01/35	377,015	411,559
Pool AB1796, 3.50%, 11/01/40	980,652	959,813
Pool AE2520, 3.00%, 1/01/26	954,021	963,323

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$9,133,572
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 1.3%
Pool 1061, 9.00%, 4/20/23	19,997	23,395
Pool 146927, 9.00%, 9/15/16	3,998	4,045
Pool 1886, 9.00%, 10/20/24	3,087	3,610
Pool 188603, 9.00%, 11/15/16	8,550	9,896
Pool 208196, 9.00%, 2/15/17	12,936	14,972
Pool 346572, 7.00%, 5/15/23	22,672	26,302
Pool 392400, 8.00%, 7/15/24	2,366	2,773
Pool 484269, 7.00%, 9/15/28	54,296	63,414
Pool 581522, 6.00%, 5/15/33	276,119	310,876
Pool 592505, 6.00%, 4/15/33	218,879	245,883
Pool 780440, 8.50%, 11/15/17	3,208	3,692

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$708,858

TOTAL MORTGAGE-BACKED SECURITIES (COST $14,694,737)		$15,663,078
MUNICIPAL BONDS - 1.3%
DEVELOPMENT - 0.3%
Miami FL, Rent Revenue, Series 1998 (Lease payments guaranteed by U.S. Government), 8.65%, 7/01/19	130,000	165,412
FACILITIES - 1.0%
City of Tacoma, WA, Lease Revenue Bonds, (Lease payments guaranteed by U.S. Government), 8.20%, 9/15/13	475,000	510,283

TOTAL MUNICIPAL BONDS (COST $651,764)		$675,695
U.S. TREASURY - 18.0%
INFLATION INDEXED BONDS - 7.3%
1.13%, 1/15/21	1,100,000	1,225,127
2.00%, 1/15/14	2,000,000	2,653,736

TOTAL INFLATION INDEXED BONDS		$3,878,863
U.S. TREASURY BOND - 8.3%
4.25%, 11/15/40	1,000,000	1,017,969
4.38%, 5/15/41	1,000,000	1,039,531
4.50%, 2/15/36	1,186,000	1,273,838
4.50%, 8/15/39	1,000,000	1,064,063

TOTAL U.S. TREASURY BOND		$4,395,401
U.S. TREASURY NOTE - 2.4%
1.25%, 10/31/15	425,000	428,785
3.63%, 2/15/20	760,000	826,500

TOTAL U.S. TREASURY NOTE		$1,255,285

TOTAL U.S. TREASURY (COST $8,849,635)		$9,529,549
REPURCHASE AGREEMENT - 2.3%
Credit Suisse First Boston LLC, 0.14%, dated 07/29/11, due 08/01/11, repurchase price $1,186,835, collateralized by a U.S. Treasury Security 2.75%, maturing 10/31/13; total market value of $1,210,935.	1,186,821	1,186,821

TOTAL REPURCHASE AGREEMENT (COST $1,186,821)		$1,186,821

TOTAL INVESTMENTS IN SECURITIES - 99.7% (COST $49,172,199)		$52,888,926

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 15.3%
REPURCHASE AGREEMENTS - 15.3%
BNP Paribas Securities Corp., 0.20%, dated 07/29/11, due 08/01/11, repurchase price $1,932,558, collateralized by U.S. Government Securities 1.51% to 6.05%, maturing 03/31/13 to 08/01/47; total market value of $1,977,364.	1,932,526	1,932,526
JP Morgan Securities LLC, 0.20%, dated 07/29/11, due 08/01/11, repurchase price $1,500,025, collateralized by U.S. Government Securities 3.50% to 6.50%, maturing 02/01/23 to 01/01/41; total market value of $1,530,006.	1,500,000	1,500,000
Mizuho Securities, Inc., 0.23%, dated 07/29/11, due 08/01/11, repurchase price $1,500,029, collateralized by U.S. Government Securities 0.60% to 7.50%, maturing 10/01/20 to 02/25/44; total market value of $1,530,000.	1,500,000	1,500,000
Morgan Stanley & Co., 0.21%, dated 07/29/11, due 08/01/11, repurchase price $1,500,026, collateralized by U.S. Government Securities 3.50% to 6.50%, maturing 09/01/19 to 03/01/47; total market value of $1,545,455.	1,500,000	1,500,000
RBC Capital Markets LLC, 0.20%, dated 07/29/11, due 08/01/11, repurchase price $1,700,028, collateralized by U.S. Government Securities 1.46% to 5.50%, maturing 02/01/15 to 09/01/44; total market value of $1,755,061.	1,700,000	1,700,000
RBS Securities, Inc., 0.21%, dated 07/29/11, due 08/01/11, repurchase price $4,425, collateralized by U.S. Government Securities 0.00% to 6.50%, maturing 09/28/11 to 08/01/41; total market value of $4,514.	4,425	4,425

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $8,136,951)		$8,136,951

TOTAL INVESTMENTS - 115.0% (COST $57,309,150)		$61,025,877
COLLATERAL FOR SECURITIES ON LOAN - (15.3%)		(8,136,951)
OTHER ASSETS LESS LIABILITIES - 0.3%		158,410

TOTAL NET ASSETS - 100.0%		$53,047,336

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $3,716,727. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,118,306 and net unrealized depreciation from investments for those securities having an excess of cost over value of $401,579.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$3,792,499	$—	$3,792,499
Corporate Bonds	—	1,945,903	—	1,945,903
Government Agencies	—	20,058,032	37,349	20,095,381
Mortgage-Backed Securities	—	15,663,078	—	15,663,078
Municipal Bonds	—	675,695	—	675,695
U.S. Treasury	—	9,529,549	—	9,529,549
Repurchase Agreements	—	9,323,772	—	9,323,772

Total	$—	$60,988,528	$37,349	$61,025,877

The security in Level 3 in the table above was considered a Level 3 security because it was fair valued under procedures adopted by the Board of Trustees at July 31, 2011. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news. There were no changes in the valuation techniques used since the April 30, 2011 annual report for this security.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments In Securities
Balance as of April 30, 2011	$38,108
Realized gain (loss)	82
Change in unrealized appreciation (depreciation)	(82)
Net purchases (sales)	(759)
Transfers in and/or out of Level 3	—

Balance as of July 31, 2011	$37,349

Net change in unrealized appreciation/(depreciation) for investments still held as of July 31, 2011	$(82)

MTB New York Municipal Bond Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 96.0%
IOWA - 1.9%
SCHOOL DISTRICT - 1.9%
Cedar Rapids Community School District, IA, School Infrastructure Sale, Revenue Bonds, 4.25%, 7/01/22	2,000,000	1,995,620

TOTAL IOWA		$1,995,620
NEW YORK - 92.3%
BOND BANK - 3.1%
New York State Municipal Bond Bank Agency, Recovery Act, Refunding Revenue Bonds, (Subseries B1), (AGM GO of Bond Bank), 5.00%, 4/15/21	3,000,000	3,310,080
EDUCATION - 10.3%
Erie County, NY, IDA, School Facility Revenue Bonds, (Series A), (School District Buffalo Project)/(State Aid Withholding), 5.00%, 5/01/23	3,000,000	3,283,050
Montgomery County, NY, IDA, Revenue Bonds, (Series A), (XLCA INS), 5.00%, 7/01/29	1,000,000	955,490
New York State Dormitory Authority, Non-State Supported Debt, School District Board Funding Program, Revenue Bonds, (Series B), (Assured Guaranty State Aid Withholding), 5.25%, 10/01/23	2,000,000	2,222,160
New York State Dormitory Authority, Non-State Supported Debt, School District Board Funding Program, Refunding Revenue Bonds, (Series C), (State Aid Withholding)/(GO of Authority), 7.25%, 10/01/28	3,000,000	3,542,010
New York State Dormitory Authority, School Districts Financing Program, (Series D), (National Reinsurance State Aid Withholding), 5.50%, 10/01/17	895,000	937,897

TOTAL EDUCATION		$10,940,607
FACILITIES - 1.0%
Albany, NY, Parking Authority, Unrefunded Revenue Bonds, (Series A), 5.63%, 7/15/25	220,000	222,822
Canton, NY, Human Services Initiatives, Inc., 5.75%, 9/01/32	915,000	866,853

TOTAL FACILITIES		$1,089,675
GENERAL OBLIGATIONS - 3.8%
Erie County, NY, GO Unlimited Bonds, (Series D-1), (National-Reinsurance), 5.00%, 6/01/12	1,000,000	1,034,960
New York City, NY, GO Unlimited, Refunding Bonds, (Series B), 5.75%, 8/01/14	1,555,000	1,632,455
Rockland County, NY, GO Unlimited Bonds, (Series A), (AGM), 4.25%, 6/01/16	1,200,000	1,317,108

TOTAL GENERAL OBLIGATIONS		$3,984,523
GENERAL REVENUE - 12.7%
Grand Central, NY, District Management Association, Inc., 5.00%, 1/01/21	1,000,000	1,074,270
New York City, NY, Transitional Finance Authority, Future Tax Secured, Revenue Bonds, (Subseries A-1), 5.00%, 8/01/22	2,200,000	2,445,234
New York State Thruway Authority, State Personal Income Tax Revenue, (Series A)
5.00%, 3/15/27	1,000,000	1,077,830
5.25%, 3/15/23	2,500,000	2,774,375
New York State Urban Development Corp., Service Contract Obligation, Refunding Revenue Bonds, (Series B), 5.25%, 1/01/23	5,500,000	6,067,435

TOTAL GENERAL REVENUE		$13,439,144
HIGHER EDUCATION - 9.6%
Geneva, NY, Revenue Bonds, (Project A), 5.38%, 2/01/33	1,000,000	1,008,250
New York State Dormitory Authority Lease Revenue, Refunding Bonds, (Series A), (Mental Health Services Facilities), 5.00%, 8/15/24	2,000,000	2,153,320
New York State Dormitory Authority, Non-State Supported Debt, Refunding Revenue Bonds, (Yeshiva university, OBG), 5.00%, 9/01/27	1,415,000	1,512,423
New York State Dormitory Authority, Non-State Supported Debt, Refunding Revenue Bonds, (Yeshiva University, OBG), 5.00%, 9/01/26	1,000,000	1,074,570
New York State Dormitory Authority, State Supported Debt, Revenue Bonds, (AGM), 5.00%, 7/01/18	1,000,000	1,137,390
New York State Dormitory Authority, State University Educational Facilities, Refunding Revenue Bonds, (Series A), 7.50%, 5/15/13	3,000,000	3,338,850

TOTAL HIGHER EDUCATION		$10,224,803
MEDICAL - 8.4%
Chemung County, NY, IDA, (Series A), 5.00%, 11/01/34	875,000	814,651
Chemung County, NY, IDA, (Series B), 5.00%, 11/01/34	1,000,000	931,030
Monroe County, NY, IDA, (Highland Hospital Rochester Project), 5.00%, 8/01/22	1,000,000	1,028,280
Monroe County, NY, IDA, Civic Facilities Revenue Bonds, (Highland Hospital Rochester Project), 5.00%, 8/01/25	995,000	1,001,487
New York City, NY, Health and Hospitals Corp., (Series A), 5.45%, 2/15/26	1,000,000	1,028,920
New York State Dormitory Authority, FHA Insured Mortgage Ellis Hospital Revenue Bonds, (FHA INS), 5.05%, 8/15/24	730,000	748,973
New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, (AMBAC FHA INS), 5.10%, 2/01/19	1,000,000	1,001,480
New York State Dormitory Authority, State Supported Debt, Mental health Services Facilities, Revenue Bonds, (Series D), (National-Reinsurance FGIC State Appropriations), 5.00%, 2/15/23	2,000,000	2,088,640
Tompkins, NY, Health Care Corp., (FHA INS), 10.80%, 2/01/28	215,000	230,416

TOTAL MEDICAL		$8,873,877
MULTI-FAMILY HOUSING - 2.0%
East Rochester, NY, Housing Authority, Revenue Bonds, 6.13%, 4/20/43	1,355,000	1,376,599
[5]New York State HFA, Phillips Village Project, AMT, (Series A), (Phillips Village LP)/(FHA 236 SONYMA), 7.75%, 8/15/17	685,000	693,281
[5]New York State Mortgage Agency, AMT, (Series 67), 5.80%, 10/01/28	30,000	31,616

TOTAL MULTI-FAMILY HOUSING		$2,101,496
POLLUTION CONTROL - 1.9%
[5]Niagara County, NY, IDA, Solid Waste Disposal, Refunding Revenue Bonds, AMT, (Series C), (Covanta ARC LLC), Mandatory Tender & Remarketing, 5.63%, 11/15/14	2,000,000	2,027,900
POWER - 6.3%
Long Island Power Authority, NY, Electric System, Refunding Revenue Bonds, (Series 2010A), 5.00%, 5/01/14	1,210,000	1,337,897
Long Island Power Authority, NY, Revenue Bonds, (Series E), (National Reinsurance FGIC), 5.00%, 12/01/22	5,000,000	5,387,850

TOTAL POWER		$6,725,747
SCHOOL DISTRICT - 1.0%
Clarence Central School District, NY, GO Unlimited Bonds, (AGM State Aid Withholding), 5.00%, 5/15/16	1,000,000	1,033,710
TOBACCO - 12.0%
New York Counties, NY, Tobacco Trust II, Refunding Revenue Bonds, 5.25%, 6/01/25	535,000	491,456

Tobacco Settlement Financing Corp., NY, (Series B-1C), Mandatory Redemption, 5.50%, 6/01/22	1,000,000	1,068,490
Tobacco Settlement Financing Corp., NY, Asset-Backed Series, (Series A-1)
5.50%, 6/01/18	3,000,000	3,099,930
5.50%, 6/01/19	4,575,000	4,897,812
Tobacco Settlement Financing Corp., NY, Asset-Backed Series, (Series A-1), (AMBAC State GTD), 5.25%, 6/01/22	3,000,000	3,191,940

TOTAL TOBACCO		$12,749,628
TRANSPORTATION - 11.5%
Metropolitan Transportation Authority, NY, Revenue Bonds, (Series B), 5.00%, 11/15/22	1,000,000	1,073,800
Metropolitan Transportation Authority, NY, Service Contract, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC), 5.00%, 7/01/25	4,500,000	4,577,985
New York State Thruway Authority, Local Highway & Bridge, Service Contract Revenue, Refunding Bonds, 5.50%, 4/01/14	2,000,000	2,064,020
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, ETM, (Series Y), (CAPMAC - ITC GO of Authority), 6.13%, 1/01/21	3,500,000	4,523,365

TOTAL TRANSPORTATION		$12,239,170
WATER & SEWER - 8.7%
New York City, NY, Municipal Water Finance Authority, (Series C), 5.13%, 6/15/33	1,000,000	1,008,490
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue Bonds, (Series AA), 5.00%, 6/15/21	3,000,000	3,376,020
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, (Series C), (National Reinsurance), 5.00%, 6/15/27	3,000,000	3,189,720
New York State Environmental Facilities Corp., NY, State Clean Water & Drinking Revolving Funds, Pooled Financing Program, (Series B), 5.00%, 11/15/18	1,450,000	1,596,059

TOTAL WATER & SEWER		$9,170,289

TOTAL NEW YORK		$97,910,649
TEXAS - 1.2%
SCHOOL DISTRICT - 1.2%
Magnolia Independent School District, TX, GO Unlimited Bonds, (National-Reinsurance FGIC), 8.00%, 8/15/15	1,000,000	1,240,080

TOTAL TEXAS		$1,240,080
WISCONSIN - 0.6%
TOBACCO - 0.6%
Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds, 6.13%, 6/01/27	615,000	640,166

TOTAL WISCONSIN		$640,166

TOTAL MUNICIPAL BONDS (COST $98,505,817)		$101,786,515
3SHORT-TERM MUNICIPAL BONDS - 5.1%
NEW YORK - 5.1%
GENERAL OBLIGATIONS - 2.7%
New York City, NY, GO Unlimited Bonds, (Subseries B-2) Daily VRDNs, (Morgan Guaranty Trust)
0.22%, 8/01/11	200,000	200,000
0.22%, 8/01/11	1,100,000	1,100,000
New York City, NY, GO Unlimited Bonds, (Subseries B-2), (JP Morgan Chase Bank, LOC), 0.22%, 8/01/11	1,000,000	1,000,000
New York City, NY, GO Unlimited Bonds, (Subseries E3), (Westdeutsche Landesbank, LOC), 0.24%, 8/01/11	550,000	550,000

TOTAL GENERAL OBLIGATIONS		$2,850,000
GENERAL REVENUE - 0.1%
New York City, NY, Trust for Cultural Resources, Refunding Revenue Bonds, (Series A-2), (Lincoln Center Performing Arts, OBG)/(Bank of America N.A., LOC), 0.22%, 8/01/11	100,000	100,000
WATER & SEWER - 2.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, (Series C) Daily VRDNs, (Dexia Credit Local Finance, SPA), 1.40%, 8/01/11	600,000	600,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, (Subseries FF-1), (Bank of America N.A., SPA), 0.23%, 8/01/11	1,800,000	1,800,000

TOTAL WATER & SEWER		$2,400,000

TOTAL NEW YORK		$5,350,000

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $5,350,000)		$5,350,000

TOTAL INVESTMENTS - 101.1% (COST $103,855,817)		$107,136,515
OTHER LIABILITIES LESS ASSETS - (1.1%)		(1,134,450)

TOTAL NET ASSETS - 100.0%		$106,002,065

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $3,280,698. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,763,989 and net unrealized depreciation from investments for those securities having an excess of cost over value of $483,291.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$101,786,515	$—	$101,786,515
Short-Term Municipal Bonds	—	5,350,000	—	5,350,000

Total	$—	$107,136,515	$—	$107,136,515

MTB Pennsylvania Municipal Bond Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 98.6%
PENNSYLVANIA - 98.6%
CONTINUING CARE - 13.6%
Bucks County IDA, PA, Refunding Revenue Bonds, (Series A), (Senior Lifestyles Inc., OBG), 10.00%, 5/15/19	4,775,000	7,431,333
Bucks County, PA, IDA, Revenue Bonds, (Series A), (Ann’s Choice, Inc.)
5.20%, 1/01/13	330,000	326,832
5.30%, 1/01/14	275,000	270,342
5.40%, 1/01/15	240,000	234,074
Bucks County, PA, IDA, Revenue Bonds, (Series A), (Pennswood Village)/(PRF 10/1/12 @ 101), 6.00%, 10/01/27	1,000,000	1,074,200
Lancaster County, PA, Hospital Authority, (Masonic Homes), 5.00%, 11/01/21	1,160,000	1,217,617
Montgomery County, PA, IDA, (ACTS Retirement-Life Community, Inc.), 5.25%, 11/15/28	1,850,000	1,753,189
Montgomery County, PA, IDA, (Whitemarsh Continuing Care Retirement Community), 6.13%, 2/01/28	1,500,000	1,304,010

TOTAL CONTINUING CARE		$13,611,597
DEVELOPMENT - 2.9%
Pennsylvania State IDA, Economic Development, Revenue Bonds, (AMBAC INS), 5.50%, 7/01/13	500,000	528,430
Philadelphia, PA, Authority for Industrial Development, Revenue Bonds, (Please Touch Museum), 5.25%, 9/01/26	1,000,000	874,780
Philadelphia, PA, Redevelopment Authority, (Series C), (National Reinsurance FGIC), 5.00%, 4/15/27	1,500,000	1,508,205

TOTAL DEVELOPMENT		$2,911,415
EDUCATION - 6.4%
Berks County, PA, Vocational Technical School Authority, Refunding Revenue Bonds, (National-Reinsurance), 5.00%, 6/01/14	1,655,000	1,798,737
[6,7]Bucks County, PA, IDA, Revenue Bonds, (Series A), (School Lane Charter School), 4.88%, 3/15/27	1,545,000	1,359,492
Charleroi, PA, Area School District, (Series C), (FGIC State Aid Withholding), 6.00%, 10/01/17	30,000	30,095
State Public School Building Authority, PA, College Revenue Bonds, (Northamption County Area Community College Project, OBG), 5.50%, 3/01/31	2,000,000	2,094,740
York County School of Technology, PA, Authority Lease Revenue, Refunding Bonds, (FGIC) (PRF 2/5/13@100), 5.50%, 2/15/21	1,000,000	1,079,980

TOTAL EDUCATION		$6,363,044
FACILITIES - 8.1%
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue Bonds, 5.75%, 7/01/32	2,550,000	2,523,863
Pennsylvania Convention Center Authority, Revenue Bonds, ETM, (Series A), (FGIC INS), 6.00%, 9/01/19	2,410,000	2,956,082
Pittsburgh, PA, Public Parking Authority, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC), 5.00%, 12/01/20	2,565,000	2,630,638

TOTAL FACILITIES		$8,110,583
GENERAL OBLIGATIONS - 4.4%
Allegheny County, PA, GO Unlimited, (Series C-57), (National Reinsurance FGIC), 5.00%, 11/01/22	2,000,000	2,074,960
Mercer County, PA, GO Unlimited, Refunding Bonds, (National-Reinsurance FGIC), 5.50%, 10/01/18	1,155,000	1,163,212
Mercer County, PA, GO UT, (National Reinsurance FGIC), 5.50%, 10/01/19	1,215,000	1,223,639

TOTAL GENERAL OBLIGATIONS		$4,461,811
GENERAL REVENUE - 2.9%
Allegheny County Port Authority, PA, Special Refunding Revenue Bonds, 5.00%, 3/01/16	1,000,000	1,135,600
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, Regional Asset District, Sales Tax Refunding Revenue Bonds, (AGM), 5.00%, 2/01/23	1,000,000	1,053,180
Southeastern Pennsylvania Transportation Authority, Refunding Revenue Bonds, 5.00%, 3/01/28	650,000	687,869

TOTAL GENERAL REVENUE		$2,876,649
HIGHER EDUCATION - 21.8%
Allegheny County, PA, Higher Education Building Authority, University Revenue, (Carnegie Mellon University), 5.13%, 3/01/32	1,000,000	1,002,940
Huntingdon County, PA, General Authority Refunding Revenue Bonds, (Series A), (Juniata College), 5.00%, 5/01/27	1,765,000	1,831,082
Lancaster, PA, Higher Education Authority, College Revenue, Refunding Bonds, (Franklin & Marshall College), 5.00%, 4/15/18	2,350,000	2,607,066
Latrobe, PA, IDA, College Refunding Revenue Bonds, (Saint Vincent College), 5.38%, 5/01/18	2,000,000	2,002,860
Montgomery County, PA, Higher Education & Health Authority Hospital, (Series FF1), (Dickinson College)/(CIFG INS)
5.00%, 5/01/19	1,420,000	1,526,798
5.00%, 5/01/20	1,490,000	1,585,643
Montgomery County, PA, Higher Education & Health Authority, Refunding Revenue Bonds, (Arcadia University)/(Radian), 4.50%, 4/01/30	1,000,000	891,640
Montgomery County, PA, Higher Education & Health Authority, Revenue Bonds, (Arcadia University, OBG)/(Radian), 5.00%, 4/01/21	300,000	306,240
Pennsylvania State Higher Education Facilities Authority, (Philadelphia College of Osteopathic Medicine), 5.00%, 12/01/13	1,345,000	1,449,735
Pennsylvania State Higher Education Facilities Authority, (Series EE 1), (York College of PA)/(XLCA), 5.00%, 11/01/18	1,020,000	1,099,448
Pennsylvania State Higher Education Facilities Authority, (St. Joseph’s University)/(Radian), 5.50%, 12/15/15	1,940,000	2,027,125
Pennsylvania State Higher Education Facilities Authority, (York College of Pennsylvania)/(National Reinsurance FGIC), 5.00%, 11/01/20	550,000	570,334
Pennsylvania State Higher Educational Revenue, (National Reinsurance FGIC)/(Drexel University), 5.00%, 5/01/27	1,250,000	1,279,900
Pennsylvania State University, Revenue Bonds, (GO of University), 5.00%, 9/01/17	1,335,000	1,510,152
Swarthmore Borough Authority, PA, College Revenue, Refunding Bonds, (Swarthmore College, OBG), 5.25%, 9/15/20	1,000,000	1,049,200
Union County, PA, Higher Educational Facilities Financing Authority, Refunding Revenue Bonds, (Series A), (Bucknell University), 5.25%, 4/01/20	1,000,000	1,067,520

TOTAL HIGHER EDUCATION		$21,807,683
MEDICAL - 5.5%
Allegheny County, PA, HDA, Revenue Bonds, (Series A), (Jefferson Regional Medical Center, PA)
4.25%, 5/01/12	290,000	292,192
4.40%, 5/01/16	415,000	425,666

Lancaster County, PA, Hospital Authority, (Series B), (Lancaster General Hospital), 5.00%, 3/15/23	1,770,000	1,866,536
Pennsylvania State Higher Education Facilities Authority, (Series A), (University of Pennsylvania-Health System)/(AMBAC INS), 5.00%, 8/15/14	2,685,000	2,973,798

TOTAL MEDICAL		$5,558,192
POLLUTION CONTROL - 0.8%
Bucks County, PA, IDA, Environmental Improvement Revenue Bonds, (USX Corp.)/(Mandatory Put), 5.40%, 11/01/17	750,000	767,400
SCHOOL DISTRICT - 18.2%
Central Dauphin, PA, School District, (National State Aid Withholding)/(PRF 2/1/16 @ 100), 7.00%, 2/01/27	2,500,000	3,144,875
Coatesville School District, PA, GO Unlimited Bonds, (Series A), (Assured Guaranteed State Aid Withholding), 5.00%, 8/15/27	1,120,000	1,198,355
Eastern York, PA, School District, GO Unlimited Bonds, (Series A), (FSA State Aid Withholding), 5.00%, 9/01/24	1,200,000	1,274,460
Haverford Township, PA, School District, GO UT, (FSA State Aid Withholding), 5.50%, 3/15/19	1,000,000	1,201,060
Hempfield, PA, School District, GO UT, (Series B), (National Reinsurance FGIC State Aid Withholding), 5.00%, 10/15/18	2,650,000	2,928,012
Jenkintown, PA, School District, GO UT, (Series A), (FGIC State Aid Withholding)/(PRF 5/15/12 @ 100), 5.00%, 5/15/28	1,375,000	1,427,827
Mifflin County, PA, School District, GO Unlimited, (National-IBC XLCA State Aid Withholding), 7.50%, 9/01/26	2,000,000	2,368,360
Philadelphia, PA, School District, GO Unlimited, (Series D), (FSA State Aid Withholding), 5.50%, 6/01/17	1,300,000	1,508,845
Pittsburgh School District, PA, GO Unlimited Bonds, (Series A), (AGM State Aid Withholding), 5.00%, 9/01/21	1,775,000	2,000,141
Tredyffrin-Easttown, PA, School District, GO UT, Refunding Bonds, (State Aid Withholding), 5.00%, 2/15/15	1,000,000	1,144,590

TOTAL SCHOOL DISTRICT		$18,196,525
TRANSPORTATION - 9.9%
Delaware River Joint Toll Bridge Commission, PA, Refunding Revenue Bonds, 5.25%, 7/01/18	1,500,000	1,599,675
Delaware River Port Authority, PA, (Series A), (FSA GO of Authority), 5.50%, 1/01/16	3,410,000	3,467,493
Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds, ETM, (Series A), (AMBAC INS)/(Escrowed in State & Local Government Series COL), 5.00%, 12/01/15	2,090,000	2,098,193
Pennsylvania State Turnpike Commission, Refunding Revenue Bonds, (Series B), 5.00%, 12/01/21	2,400,000	2,695,944

TOTAL TRANSPORTATION		$9,861,305
WATER & SEWER - 4.1%
Allegheny County Sanitary Authority, PA, Sewer Revenue Bonds, (Series A), (National-Reinsurance), 5.00%, 12/01/30	2,000,000	2,036,140
Erie Sewer Authority, PA, Revenue Bonds, 4.63%, 12/01/24	2,000,000	2,060,740

TOTAL WATER & SEWER		$4,096,880

TOTAL PENNSYLVANIA		$98,623,084

TOTAL MUNICIPAL BONDS (COST $94,746,985)		$98,623,084
MONEY MARKET FUND - 0.4%
[8]Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%	437,476	437,476

TOTAL MONEY MARKET FUND (COST $437,476)		$437,476

TOTAL INVESTMENTS - 99.1% (COST $95,184,461)		$99,060,560
OTHER ASSETS LESS LIABILITIES - 1.0%		949,744

TOTAL NET ASSETS - 100.0%		$100,010,304

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $3,876,099. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,960,580 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,084,481.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$98,623,084	$—	$98,623,084
Money Market Fund	437,476	—	—	437,476

Total	$437,476	$98,623,084	$—	$99,060,560

MTB Maryland Municipal Bond Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 97.9%
DISTRICT OF COLUMBIA - 0.9%
TRANSPORTATION - 0.9%
Washington, DC, Metro Area Transit Authority, Refunding Revenue Bonds, (National Reinsurance), 5.00%, 1/01/12	1,000,000	1,020,050

TOTAL DISTRICT OF COLUMBIA		$1,020,050
MARYLAND - 91.6%
CONTINUING CARE - 8.0%
Baltimore County, MD, Revenue Bonds, (Series A), (Oak Crest Village, Inc.), 5.00%, 1/01/22	1,200,000	1,232,028
Carroll County, MD, Revenue Bonds, (Series A), (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian), 5.38%, 1/01/16	2,000,000	1,950,460
Frederick County, MD, Revenue Bonds, (Series A),(Buckingham’s Choice, Inc.), 5.90%, 1/01/17	880,000	754,389
Maryland State Health & Higher Educational Facilities Authority, (Hebrew Home of Greater Washington)/(Landow House, Inc.), 5.80%, 1/01/32	2,135,000	2,139,013
Maryland State Health & Higher Educational Facilities Authority, (Series B), (Peninsula United Methodist), 5.25%, 10/01/13	1,000,000	671,820
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2007A), (King Farm Presbyterian Retirement Community)
5.25%, 1/01/27	1,500,000	1,233,765
5.30%, 1/01/37	1,500,000	1,083,750

TOTAL CONTINUING CARE		$9,065,225
DEVELOPMENT - 6.1%
Maryland State Community Development Administration, Revenue Bonds, (Series A), (National Reinsurance), 5.00%, 6/01/21	275,000	278,652
Maryland State Economic Development Corp., (Lutheran World Relief, Inc.), 5.25%, 4/01/29	2,100,000	2,066,589
Maryland State Economic Development Corp., Lease Refunding Revenue Bonds, (Dept. Transaction Headquarters), 4.00%, 6/01/21	2,570,000	2,823,787
Maryland State Economic Development Corp., Revenue Bonds, Maryland Department of Transportation, (PRF 6/1/12 @ 100.5), 5.38%, 6/01/19	750,000	785,633
Maryland State IDFA, (Series B), (National Aquarium in Baltimore, Inc.), 5.10%, 11/01/22	1,000,000	1,017,930

TOTAL DEVELOPMENT		$6,972,591
EDUCATION - 4.0%
Maryland State Health & Higher Educational Facilities Authority, (FSA INS)/(Bullis School), 5.25%, 7/01/20	1,585,000	1,603,529
Maryland State Health & Higher Educational Facilities Authority, (Mclean School), 6.00%, 7/01/31	1,500,000	1,481,055
[11,13]Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2006), (Washington Christian Academy), 5.50%, 7/01/38	1,000,000	399,610
Maryland State IDFA, Economic Development Revenue Bonds, (Series 2005A), (Our Lady of Good Counsel High School), 6.00%, 5/01/35	1,000,000	1,000,220

TOTAL EDUCATION		$4,484,414
FACILITIES - 5.7%
Baltimore County, MD, Convention Center, Refunding Revenue Bonds, (National Reinsurance), 5.38%, 9/01/11	2,910,000	2,915,526
Baltimore County, MD, Convention Center, Revenue Bonds, (Series A), (Baltimore Hotel Corp.)/(XLCA), 5.25%, 9/01/39	2,500,000	2,098,800
Montgomery County, MD, Revenue Authority Lease, Revenue Bonds, 5.00%, 4/01/13	1,330,000	1,430,921

TOTAL FACILITIES		$6,445,247
GENERAL OBLIGATIONS - 19.5%
[5]Anne Arundel County, MD, GO Limited Bonds, AMT, 5.50%, 9/01/15	500,000	501,440
Anne Arundel County, MD, GO Limited Bonds, General Improvements, 4.50%, 3/01/25	2,000,000	2,107,420
Anne Arundel County, MD, GO Unlimited Bonds, 5.00%, 3/01/16	1,000,000	1,067,060
Baltimore County, MD, GO Unlimited, Refunding Revenue Bonds, 4.00%, 8/01/27	1,000,000	1,025,500
Frederick County, MD, GO Unlimited Bonds, 5.25%, 11/01/19	1,500,000	1,828,545
Frederick County, MD, Public Improvements, GO Unlimited Bonds, (Series A), 4.75%, 3/01/28	610,000	648,912
Frederick County, MD, Refunding GO Unlimited Bonds, (Series A), 5.25%, 7/01/13	1,425,000	1,502,919
Harford County, MD, Public Improvements, GO Unlimited Bonds, 4.00%, 7/01/20	2,000,000	2,228,060
Howard County, MD, GO Unlimited, Refunding Bonds, (Series A), 5.25%, 8/15/15	1,800,000	1,846,152
Maryland State, (Series A), 5.50%, 3/01/13	2,180,000	2,359,872
Montgomery County, MD, GO Unlimited Bonds, (Series A), (PRF 5/1/17 @ 100), 5.00%, 5/01/19	1,000,000	1,202,800
Queen Anne’s County, MD, (National Reinsurance), 5.00%, 11/15/16	1,000,000	1,155,980
St. Mary’s County, MD, GO Unlimited Bonds, (St. Mary’s Hospital), 5.00%, 10/01/21	1,000,000	1,059,130
St. Mary’s County, MD, Refunding GO Unlimited Bonds, 5.00%, 10/01/18	2,255,000	2,391,089
Washington Suburban Sanitation District, MD, GO Unlimited Bonds, 6.00%, 6/01/18	1,000,000	1,260,940

TOTAL GENERAL OBLIGATIONS		$22,185,819
GENERAL REVENUE - 3.8%
Anne Arundel County, MD, Refunding Revenue Bonds, (National Business Park Project)/(County Guaranty), 5.13%, 7/01/28	2,200,000	2,295,062
Baltimore City, MD, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC), 5.25%, 7/01/17	1,000,000	1,121,230
Montgomery County, MD, Revenue Bonds, (Series A), (Department of Liquor Controls), 5.00%, 4/01/29	555,000	591,136
Montgomery County, MD, Special Obligation, Special Tax, (Series A), (Radian), 5.38%, 7/01/20	250,000	254,495

TOTAL GENERAL REVENUE		$4,261,923
HIGHER EDUCATION - 6.9%
Maryland State Economic Development Corp., (Series A), (Collegiate Housing), 6.00%, 6/01/19	900,000	900,360
Maryland State Economic Development Corp., Revenue Bonds, Morgan State University Project, (Series A), 6.00%, 7/01/22	500,000	495,240
Maryland State Economic Development Corp., Revenue Bonds, University of Maryland/Baltimore, (Series A), 5.75%, 10/01/33	350,000	230,835

Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Maryland Institute College of Art), 5.00%, 6/01/36	1,900,000	1,750,299
St Mary’s College of Maryland, Academic & Auxiliary Fee, Revenue Bonds, (Subseries A), (AMBAC), 4.50%, 9/01/30	2,250,000	2,228,580
University System, MD, Auxiliary Facility & Tuition Revenue Bonds, (Series A), 4.00%, 4/01/16	2,000,000	2,266,340

TOTAL HIGHER EDUCATION		$7,871,654
HOUSING - 0.0%**
[5]Prince Georges County, MD, Housing Authority, Single Family Mortgage, AMT, (Series A), (GNMA)/(FNMA)/(FHLMC), 5.55%, 12/01/33	5,000	5,153
MEDICAL - 32.4%
Maryland State Health & Higher Educational Facilities Authority, (Carroll County, MD General Hospital), 6.00%, 7/01/37	2,250,000	2,262,870
Maryland State Health & Higher Educational Facilities Authority, (Carroll Hospital Center), 5.00%, 7/01/40	1,000,000	927,970
Maryland State Health & Higher Educational Facilities Authority, (Frederick Memorial Hospital), 5.00%, 7/01/22	3,000,000	3,017,880
Maryland State Health & Higher Educational Facilities Authority, (Johns Hopkins Hospital), 5.00%, 5/15/26	900,000	900,639
Maryland State Health & Higher Educational Facilities Authority, (Mercy Medical Center), 5.63%, 7/01/31	2,000,000	1,956,560
Maryland State Health & Higher Educational Facilities Authority, (National Reinsurance)/(Howard County General Hospital, MD), 5.00%, 7/01/19	1,500,000	1,502,385
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Catholic Health Initiatives), 6.00%, 12/01/13	1,370,000	1,375,192
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Doctors Hospital, Inc.), 5.00%, 7/01/27	1,750,000	1,523,305
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Medlantic/Helix Parent, Inc.)/(FSA INS), 5.25%, 8/15/12	1,175,000	1,178,748
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Suburban Hospital), 5.50%, 7/01/16	600,000	654,486
Maryland State Health & Higher Educational Facilities Authority, (Series B), (University of Maryland Medical System)/(AMBAC INS), 5.00%, 7/01/15	1,740,000	1,834,204
Maryland State Health & Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/01/12	355,000	366,083
Maryland State Health & Higher Educational Facilities Authority, ETM, (AMBAC INS)/(Helix Health Systems, Inc.), 5.00%, 7/01/27	3,630,000	4,268,335
Maryland State Health & Higher Educational Facilities Authority, ETM, (Howard County General Hospital, MD), 5.50%, 7/01/13	260,000	270,663
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series C), (Upper Chesapeake Medical Center), 5.50%, 1/01/28	2,500,000	2,590,050
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, ETM, (Series A), (Lifebridge Health, Inc.), 5.00%, 7/01/12	1,000,000	1,043,580
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins Hospital), 5.00%, 5/15/13	1,465,000	1,470,333
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Kennedy Krieger Childrens Hospital)/(Obligated Group), 5.50%, 7/01/33	500,000	481,495
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (MedStar Health, Inc.), 5.25%, 5/15/46	1,000,000	968,720
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Peninsula Regional Medical Center)
5.00%, 7/01/17	1,745,000	1,924,560
5.00%, 7/01/26	1,000,000	1,011,700
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Doctors Community Hospital), 5.00%, 7/01/20	1,000,000	969,180
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Sheppard Pratt Health System), 5.25%, 7/01/35	500,000	482,170
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Western Maryland Health System)/(National Reinsurance FHA 242), 4.00%, 1/01/18	1,935,000	2,019,734
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Union Hospital of Cecil County), 5.00%, 7/01/40	1,000,000	940,350
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, ETM, (Frederick Memorial Hospital)/(FGIC INS), 5.25%, 7/01/13	210,000	218,385
Montgomery County, MD, EDA, (Trinity Health Care Group), 5.13%, 12/01/22	600,000	602,814

TOTAL MEDICAL		$36,762,391
TRANSPORTATION - 2.4%
Maryland State Department of Transportation, Refunding Revenue Bonds, 5.00%, 5/01/15	1,375,000	1,531,860
Maryland State Department of Transportation, Revenue Bonds, 5.50%, 2/01/16	1,000,000	1,191,730

TOTAL TRANSPORTATION		$2,723,590
WATER & SEWER - 2.8%
Baltimore County, MD, Wastewater Project Revenue Bonds, (Series B), (National Reinsurance)/(PRF 7/01/15 @ 100), 5.00%, 7/01/22	1,290,000	1,493,640
Baltimore County, MD, Wastewater Revenue Bonds, (National Reinsurance FGIC), 6.00%, 7/01/15	705,000	772,299
Baltimore County, MD, Water Projects Revenue Bonds, ETM, (Series A), (FGIC INS), 5.38%, 7/01/15	775,000	868,271

TOTAL WATER & SEWER		$3,134,210

TOTAL MARYLAND		$103,912,217
PUERTO RICO - 3.6%
GENERAL REVENUE - 1.7%
Puerto Rico Public Finance Corp., (Series A), (AMBAC INS), 5.38%, 6/01/19	1,500,000	1,877,805
MULTI-FAMILY HOUSING - 1.9%
Puerto Rico Housing Finance Authority, Prerefunded Revenue Bonds, Capital Guaranteed Program, (HUD LN)/(PRF 12/1/13 @ 100), 5.00%, 12/01/18	1,400,000	1,542,184
Puerto Rico Housing Finance Authority, Unrefunded Revenue Bonds, Capital Funding Program, (HUD LN), 5.00%, 12/01/18	600,000	624,762

TOTAL MULTI-FAMILY HOUSING		$2,166,946

TOTAL PUERTO RICO		$4,044,751
WISCONSIN - 1.8%
SPECIAL PURPOSE ENTITY - 1.8%
Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds, (PRF 6/1/12 @ 100), 7.00%, 6/01/28	2,000,000	2,113,420

TOTAL WISCONSIN		$2,113,420

TOTAL MUNICIPAL BONDS (COST $109,172,136)		$111,090,438
MONEY MARKET FUND - 1.5%
[8]Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%	1,751,935	1,751,935

TOTAL MONEY MARKET FUND (COST $1,751,935)		$1,751,935

TOTAL INVESTMENTS - 99.4% (COST $110,924,071)		$112,842,373
OTHER ASSETS LESS LIABILITIES - 0.6%		629,074

TOTAL NET ASSETS - 100.0%		$113,471,447

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $1,918,302. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,792,022 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,873,720.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$111,090,438	$—	$111,090,438
Money Market Fund	1,751,935	—	—	1,751,935

Total	$1,751,935	$111,090,438	$—	$112,842,373

MTB Virginia Municipal Bond Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 96.6%
DISTRICT OF COLUMBIA - 2.9%
AIRPORT DEVELOPMENT & MAINTENANCE - 2.9%
Metropolitan Washington, DC, Airports Authority Revenue Bonds, AMT, (Series D), (FSA INS)
[5]5.38%, 10/01/18	245,000	256,299
[5]5.38%, 10/01/19	335,000	350,129

TOTAL AIRPORT DEVELOPMENT & MAINTENANCE		$606,428

TOTAL DISTRICT OF COLUMBIA		$606,428
PUERTO RICO - 4.7%
FACILITIES - 1.8%
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Refunding Bonds, (Series C), (FGIC INS), 5.50%, 7/01/20	350,000	372,827
GENERAL OBLIGATIONS - 0.8%
Commonwealth of Puerto Rico, GO UT, Prerefunded, (Series A), (PRF 7/01/13 @ 100), 5.00%, 7/01/33	150,000	163,457
GENERAL REVENUE - 1.2%
Puerto Rico Public Finance Corp., Revenue Bonds, (Series A), (U.S. Treasury and U.S. Government PRF 8/1/11 @ 100)/(National Reinsurance), 5.00%, 8/01/31	250,000	250,068
TRANSPORTATION - 0.9%
Puerto Rico Highway and Transportation Authority, (Series W), 5.50%, 7/01/13	185,000	197,513

TOTAL PUERTO RICO		$983,865
VIRGINIA - 89.0%
DEVELOPMENT - 3.1%
Frederick County, VA, IDA, Revenue Bonds, (AMBAC INS), 5.00%, 12/01/14	455,000	508,635
Virginia Beach, Development Authority, Social Services Facility, (AMBAC INS), 5.00%, 12/01/17	100,000	100,320
Virginia Beach, Development Authority, Town Center Project Phase I, (Series A), 4.25%, 8/01/13	50,000	51,868

TOTAL DEVELOPMENT		$660,823
EDUCATION - 6.6%
Alexandria, VA, IDA, Revenue Bonds, (Episcopal High School), 5.00%, 1/01/29	250,000	255,385
Manassas Park Economic Development Authority, VA, Refunding Revenue Bonds, (Series A), 4.38%, 7/15/17	370,000	385,862
Spotsylvania County, VA, IDA, Public Facility Revenue, (Series B), (School Facilities Project)/(AMBAC), 5.00%, 8/01/28	325,000	323,892
Virginia State, Public School Authority, Revenue Bonds, (Series B), (School Financing-1997 Resolution)/(National-Reinsurance), 5.00%, 8/01/26	400,000	431,460

TOTAL EDUCATION		$1,396,599
FACILITIES - 5.1%
Henrico County, VA, EDA, Refunding Revenue Bonds, (Series B), 4.50%, 8/01/21	325,000	366,437
Virginia State, Public Building Authority, Public Facility Revenue Bonds, (Series B)
5.00%, 8/01/16	135,000	159,944
5.00%, 8/01/23	500,000	543,635

TOTAL FACILITIES		$1,070,016
GENERAL OBLIGATIONS - 13.4%
Arlington County, VA, Public Improvement, GO Unlimited Bonds, (State Aid Withholding)/(U. S. Treasury PRF 2/1/12 @ 100), 5.25%, 2/01/15	350,000	359,044
Hanover County, VA, Public Improvements Refunding Bonds, GO Unlimited, 5.00%, 7/15/19	110,000	131,927
Loudoun County, VA, GO Unlimited Bonds, (Series A), 5.00%, 7/01/25	400,000	449,872
Loudoun County, VA, GO UT, (Series B), (State Aid Withholding), 5.25%, 12/01/14	500,000	575,410
Newport News, VA, GO Unlimited, Refunding Notes, (Series 2007A), 5.00%, 3/01/19	100,000	113,740
Richmond, VA, Public Improvements, GO Unlimited, Refunding Bonds, (Series B), (FSA INS), 5.00%, 7/15/16	500,000	574,750
[5]Roanoke, VA, GO UT, AMT, (Series B), (National Reinsurance FGIC), 5.00%, 10/01/11	165,000	166,135
Virginia Beach, Public Improvement, GO Unlimited Bonds, (Series B), 5.00%, 5/01/20	400,000	452,480

TOTAL GENERAL OBLIGATIONS		$2,823,358
GENERAL REVENUE - 4.3%
Virginia State, Resources Authority Infrastructure, Refunding Revenue Bonds, (VA Pooled Funding Program)/(Moral Obligated), 5.00%, 11/01/30	500,000	538,530
Virginia State, Resources Authority Infrastructure, Revenue Bonds, (Series A), (VA Pooled Funding Program), 4.00%, 11/01/21	350,000	375,729

TOTAL GENERAL REVENUE		$914,259
HIGHER EDUCATION - 6.5%
Fredericksburg, VA, IDA, Revenue Bonds, (Mary Washington College R/E)/(State and Local Government PRF 4/01/14 @ 100), 5.35%, 4/01/29	250,000	278,777
Virginia College Building Authority, Educational Facilities, Refunding Revenue Bonds, (Series B), (University of Richmond, OBG), 5.00%, 3/01/21	250,000	295,965
Virginia College Building Authority, Educational Facilities, Revenue Bonds, (Series A), (Public Higher Education Funding Program), 5.00%, 9/01/23	200,000	224,852
Virginia College Building Authority, Refunding Revenue Bonds, (National Reinsurance)/(Washington & Lee University), 5.25%, 1/01/31	500,000	570,445

TOTAL HIGHER EDUCATION		$1,370,039
MEDICAL - 16.7%
Albemarle County, VA, IDA, (Martha Jefferson Hospital), 5.25%, 10/01/15	650,000	698,938
Albemarle County, VA, IDA, Revenue Bonds, (Westminster-Canterbury of Richmond), 4.63%, 1/01/19	200,000	195,754
Fairfax County, VA, IDA, Refunding Revenue Bonds, (Inova Health System), 5.25%, 8/15/19	500,000	567,745
Fairfax County, VA, IDA, Revenue Bonds, (Inova Health System), 5.00%, 8/15/23	250,000	274,610
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Revenue, Refunding Bonds, (Medicorp Health System), 5.25%, 6/15/19	250,000	279,558
Henrico County, VA, EDA, Revenue Bonds, (Series A), (Obligated Group)/(Bon Secours Health System, Inc., St. Francis Medical)/(State and Local Government PRF 11/15/12 @ 100), 5.60%, 11/15/30	5,000	5,344
Henrico County, VA, EDA, Unrefunded Revenue Bonds, (Series A), (Obligated Group)/(Bon Secours Health System, Inc., St. Francis Medical), 5.60%, 11/15/30	495,000	497,282
Smyth County, VA, IDA, Hospital Refunding Revenue Bonds, (Mountain States Health Alliance), 5.00%, 7/01/15	400,000	432,928
Virginia Beach, Development Authority, (Virginia Beach, VA General Hospital)/(AMBAC INS), 5.13%, 2/15/18	110,000	124,688
Virginia Beach, Development Authority, Residential Care Facilities, (Westminster Canterbury), 5.38%, 11/01/32	500,000	452,135

TOTAL MEDICAL		$3,528,982
MULTI-FAMILY HOUSING - 4.8%

[5]Arlington County, VA, IDA, Colonial Village Revenue Bonds, AMT, (AHC LP-2)/(FANNIE MAE), Mandatory Tender 11/1/19, 5.15%, 11/01/31	500,000	510,735
[5]Virginia State, Housing Development Authority, Rental Housing , AMT, (Series N), (GO of Authority), 5.13%, 1/01/15	500,000	503,715

TOTAL MULTI-FAMILY HOUSING		$1,014,450
POLLUTION CONTROL - 3.6%
Chesterfield County, VA, IDA, Pollution Control Revenue Bonds, (Virginia Electric & Power Co.), 5.88%, 6/01/17	200,000	204,564
Southeastern Public Service Authority, VA, Prerefunded Revenue Bonds, ETM, (AMBAC), 5.00%, 7/01/15	255,000	285,990
Southeastern Public Service Authority, VA, Refunding Revenue Bonds, ETM, (AMBAC), 5.00%, 7/01/15	245,000	275,022

TOTAL POLLUTION CONTROL		$765,576
TOBACCO SETTLEMENT - 1.9%
Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.63%, 6/01/37	335,000	392,332
TRANSPORTATION - 6.8%
Richmond, VA, Metropolitan Authority, Refunding Revenue Bonds, (National Reinsurance FGIC), 5.25%, 7/15/17	400,000	447,420
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement, Revenue Bonds, Anticipation Notes, 5.00%, 9/28/15	500,000	583,055
Virginia Commonwealth Transportation Board, Transportation Revenue, (National Reinsurance-IBC), 5.00%, 4/01/15	400,000	411,300

TOTAL TRANSPORTATION		$1,441,775
UTILITIES - 2.4%
Richmond, VA, Public Utility, Revenue Bonds, 5.00%, 1/15/28	470,000	506,496
WATER & SEWER - 13.8%
Fairfax County, VA, Water Authority Revenue Bonds, ETM, (Escrowed in U.S. Treasuries, COL), 5.80%, 1/01/16	440,000	486,834
Fairfax County, VA, Water Authority Revenue, Refunding Bonds, 5.00%, 4/01/21	100,000	117,110
Henrico County, VA, Water & Sewer Revenue, Refunding Bonds, 5.00%, 5/01/24	550,000	619,421
Norfolk, VA, Water Revenue Bonds, (National Reinsurance)
5.75%, 11/01/12	500,000	513,685
5.88%, 11/01/15	500,000	510,425
Upper Occoquan Sewage Authority, VA, (Series A), (National Reinsurance), 5.15%, 7/01/20	575,000	678,327

TOTAL WATER & SEWER		$2,925,802

TOTAL VIRGINIA		$18,810,507

TOTAL MUNICIPAL BONDS (COST $19,527,010)		$20,400,800
MONEY MARKET FUND - 2.9%
[8]Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%	621,865	621,865

TOTAL MONEY MARKET FUND (COST $621,865)		$621,865

TOTAL INVESTMENTS - 99.5% (COST $20,148,875)		$21,022,665
OTHER ASSETS LESS LIABILITIES - 0.5%		107,232

TOTAL NET ASSETS - 100.0%		$21,129,897

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $873,790. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $975,757 and net unrealized depreciation from investments for those securities having an excess of cost over value of $101,967.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$20,400,800	$—	$20,400,800
Money Market Fund	621,865	—	—	621,865

Total	$621,865	$20,400,800	$—	$21,022,665

MTB Intermediate-Term Bond Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Description	Par Value	Value
ASSET BACKED SECURITIES - 1.9%
FINANCIAL SERVICES - 1.3%
Hyundai Auto Receivables Trust, Series 2011-A, Class A2, 0.69%, 11/15/13	1,500,000	1,502,084
WHOLE LOAN - 0.6%
[1,6,7]Student Loan Marketing Association, Series 2011-A, Class A1, 1.19%, 8/15/11	704,359	706,734

TOTAL ASSET BACKED SECURITIES (COST $2,204,260)		$2,208,818
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.2%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 2.9%
[6,7]American Tower Trust, Series 2007-1A, Class AFX, 5.42%, 4/15/37	1,000,000	1,090,945
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.63%, 5/12/39	1,038,674	1,062,580
Morgan Stanley Capital I, Series 2004-IQ7, Class A4, 5.41%, 6/15/38	1,000,000	1,083,719

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$3,237,244
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.3%
Series 1920, Class H, 7.00%, 1/15/12	13,664	13,835
Series R001, Class AE, 4.38%, 4/15/15	337,924	357,305

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$371,140
WHOLE LOAN - 1.0%
[1]Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.07%, 8/25/11	1,321,562	1,142,417

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $4,808,769)		$4,750,801
4COMMERCIAL PAPER - 2.2%
ELECTRIC - 0.9%
[6,7]Pacific Gas & Electric Co., 0.33%, 8/01/11	1,000,000	999,991
OIL & GAS - 1.3%
[6,7]Apache Corp., 0.30%, 8/01/11	1,500,000	1,499,987

TOTAL COMMERCIAL PAPER (COST $2,500,000)		$2,499,978
CORPORATE BONDS - 49.1%
AUTO MANUFACTURERS - 0.2%
[6,7]Hyundai Motor Manufacturing Czech s.r.o., Company Guaranteed, 4.50%, 4/15/15	250,000	265,165
AUTO PARTS & EQUIPMENT - 0.2%
[6,7]Delphi Corp., Sr. Notes, 5.88%, 5/15/19	125,000	126,406
[6,7]Delphi Corp., Sr. Notes, 6.13%, 5/15/21	50,000	50,813

TOTAL AUTO PARTS & EQUIPMENT		$177,219
BANKS - 9.7%
Ally Financial, Inc., Company Guaranteed, 4.50%, 2/11/14	300,000	299,250
Ally Financial, Inc., Company Guaranteed, 8.00%, 3/15/20	250,000	270,000
1BB&T Corp., Sr. Unsecured, 0.95%, 10/28/11	1,000,000	1,000,973
BB&T Corp., Sr. Unsecured, MTN, 3.20%, 3/15/16	500,000	516,569
Capital One Financial Corp., Sr. Unsecured, 4.75%, 7/15/21	500,000	507,488
Citigroup, Inc., Sr. Unsecured, 5.50%, 10/15/14	500,000	544,822
Citigroup, Inc., Sr. Unsecured, 4.75%, 5/19/15	500,000	538,985
Fifth Third Bancorp, Sr. Unsecured, 6.25%, 5/01/13	850,000	917,949
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 5.25%, 7/27/21	500,000	508,544
1JPMorgan Chase & Co., Sr. Unsecured, MTN, 1.00%, 9/15/11	1,000,000	999,867
1JPMorgan Chase Capital XXIII, Limited Guarantee, 1.26%, 8/15/11	1,000,000	780,951
KeyCorp, Sr. Unsecured, MTN, 6.50%, 5/14/13	750,000	814,724
Royal Bank of Canada, Sr. Notes, MTN, 2.30%, 7/20/16	2,000,000	2,010,944
State Street Corp., Sr. Unsecured, 4.30%, 5/30/14	250,000	271,049
U.S. Bank NA, Sr. Unsecured, MTN, 5.92%, 5/25/12	541,417	563,548
12U.S. Bank NA, Subordinated, BKNT, 6.30%, 2/04/14	305,000	341,374

TOTAL BANKS		$10,887,037
BEVERAGES - 3.9%
Anheuser-Busch Cos., Inc., Company Guaranteed, 5.05%, 10/15/16	2,000,000	2,275,078
Coca-Cola Refreshments USA, Inc., Sr. Unsecured, 5.00%, 8/15/13	2,000,000	2,169,095

TOTAL BEVERAGES		$4,444,173
BUILDING MATERIALS - 0.9%
Masco Corp., Sr. Unsecured, 4.80%, 6/15/15	1,000,000	1,014,157
CHEMICALS - 1.0%
Dow Chemical Co., Sr. Unsecured, 7.60%, 5/15/14	1,000,000	1,169,601
DIVERSIFIED FINANCIAL SERVICES - 9.8%
[1]BlackRock, Inc., Sr. Unsecured, 0.56%, 8/24/11	1,000,000	999,715
[6,7]Cantor Fitzgerald LP, 6.38%, 6/26/15	1,000,000	1,053,601
Charles Schwab Corp., Sr. Unsecured, 4.45%, 7/22/20	250,000	260,183
Ford Motor Credit Co. LLC, Sr. Unsecured, 7.00%, 4/15/15	250,000	272,500
Ford Motor Credit Co. LLC, Sr. Unsecured, 6.63%, 8/15/17	250,000	270,313
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.88%, 8/02/21	500,000	502,500
[6,7]Fuel Trust, Secured, 3.98%, 6/15/16	300,000	305,273
[6,7]Harley-Davidson Funding Corp., Company Guaranteed, 5.75%, 12/15/14	500,000	551,706
Jefferies Group, Inc., Sr. Unsecured, 3.88%, 11/09/15	1,000,000	1,026,201
Jefferies Group, Inc., Sr. Unsecured, 5.13%, 4/13/18	1,000,000	1,022,524
John Deere Capital Corp., Sr. Unsecured, MTN, 5.50%, 4/13/17	2,000,000	2,342,424
Raymond James Financial, Inc., Sr. Unsecured, 4.25%, 4/15/16	1,000,000	1,050,489
SLM Corp., Series A, Sr. Unsecured, MTNA, 5.00%, 10/01/13	1,000,000	1,037,173
SLM Corp., Sr. Notes, MTN, 6.25%, 1/25/16	300,000	314,963

TOTAL DIVERSIFIED FINANCIAL SERVICES		$11,009,565
ELECTRIC - 0.7%
Dominion Resources, Inc., Sr. Unsecured, 2.25%, 9/01/15	500,000	508,583
Duke Energy Corp., Sr. Unsecured, 6.30%, 2/01/14	250,000	281,292

TOTAL ELECTRIC		$789,875
ENERGY EQUIPMENT & SERVICES - 0.5%
National Oilwell Varco, Inc., Sr. Unsecured, 5.65%, 11/15/12	500,000	528,761
FOOD - 1.7%
[12]Kroger Co., Company Guaranteed, 3.90%, 10/01/15	250,000	268,937
McCormick & Co., Inc., Sr. Unsecured, 5.75%, 12/15/17	500,000	590,735
McCormick & Co., Inc., Sr. Unsecured, 3.90%, 7/15/21	500,000	514,402
[6,7]WM Wrigley Jr. Co., Sr. Secured, 3.70%, 6/30/14	500,000	523,946

TOTAL FOOD		$1,898,020
HOUSEHOLD PRODUCTS - 0.9%
[6,7]Tupperware Brands Corp., Company Guaranteed, 4.75%, 6/01/21	1,000,000	1,011,673
INSURANCE - 1.4%
AON Corp., Sr. Unsecured, 3.13%, 5/27/16	500,000	508,907

[6,7]Liberty Mutual Group, Inc., Company Guaranteed, 5.00%, 6/01/21	500,000	494,290
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.88%, 1/14/15	500,000	530,646

TOTAL INSURANCE		$1,533,843
MEDIA - 4.9%
Comcast Corp., Company Guaranteed, 6.50%, 1/15/15	2,000,000	2,320,507
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 3.50%, 3/01/16	1,500,000	1,581,336
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 5.00%, 3/01/21	500,000	536,070
News America, Inc., Company Guaranteed, 6.90%, 8/15/39	1,000,000	1,079,739

TOTAL MEDIA		$5,517,652
METALS & MINING - 0.7%
Teck Resources Ltd., Company Guaranteed, 4.75%, 1/15/22	250,000	261,566
Vale Overseas Ltd., Company Guaranteed, 5.63%, 9/15/19	500,000	552,388

TOTAL METALS & MINING		$813,954
OIL & GAS - 2.1%
Anadarko Petroleum Corp., Sr. Unsecured, 5.75%, 6/15/14	250,000	277,705
Enterprise Products Operating LLC, Series B, Company Guaranteed, 7.03%, 1/15/68	1,000,000	1,066,280
[1]Sempra Energy, Sr. Unsecured, 1.01%, 9/15/11	1,000,000	1,002,811

TOTAL OIL & GAS		$2,346,796
PIPELINES - 1.9%
Plains All American Pipeline LP / PAA Finance Corp., Company Guaranteed, 5.00%, 2/01/21	500,000	533,013
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 3.90%, 4/15/15	1,000,000	1,033,871
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 5.63%, 4/15/20	500,000	525,222

TOTAL PIPELINES		$2,092,106
REAL ESTATE INVESTMENT TRUSTS (REIT) - 4.9%
BioMed Realty LP, Company Guaranteed, 3.85%, 4/15/16	1,000,000	1,029,160
Commonwealth REIT, Sr. Unsecured, 6.65%, 1/15/18	500,000	562,827
Commonwealth REIT, Sr. Unsecured, 5.88%, 9/15/20	500,000	526,177
Digital Realty Trust LP, Company Guaranteed, 5.25%, 3/15/21	500,000	515,218
HCP, Inc., Sr. Unsecured, MTN, 5.95%, 9/15/11	225,000	226,395
HCP, Inc., Sr. Unsecured, 2.70%, 2/01/14	1,000,000	1,022,134
HCP, Inc., Sr. Unsecured, 5.38%, 2/01/21	200,000	214,025
Health Care REIT, Inc., Sr. Unsecured, 6.00%, 11/15/13	1,000,000	1,086,349
Mack-Cali Realty LP, Sr. Unsecured, 7.75%, 8/15/19	250,000	307,927

TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$5,490,212
TELECOMMUNICATIONS - 2.9%
AT&T, Inc., Sr. Unsecured, 5.63%, 6/15/16	2,000,000	2,311,332
[6,7]Crown Castle Towers LLC, Sr. Secured, 4.17%, 8/15/17	1,000,000	1,035,000

TOTAL TELECOMMUNICATIONS		$3,346,332
TRANSPORTATION - 0.8%
Canadian National Railway Co., Sr. Unsecured, 5.85%, 11/15/17	500,000	586,874
Union Pacific Corp., Sr. Unsecured, 5.75%, 11/15/17	250,000	292,464

TOTAL TRANSPORTATION		$879,338

TOTAL CORPORATE BONDS (COST $53,377,496)		$55,215,479
ENHANCED EQUIPMENT TRUST CERTIFICATES - 1.8%
AIRLINES - 1.8%
American Airlines 2011-1, Series A, Pass-Thru Certificates, 5.25%, 7/31/21	500,000	490,938
Continental Airlines, Inc., Series A, Pass-Thru Certificates, 7.25%, 11/10/19	237,979	257,910
Delta Air Lines, Inc., Series A, Pass-Thru Certificates, 7.75%, 12/17/19	467,414	511,234
Delta Air Lines, Inc., Series 071A, Pass-Thru Certificates, 6.82%, 8/10/22	784,897	817,765

TOTAL AIRLINES		$2,077,847

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $1,979,694)		$2,077,847
GOVERNMENT AGENCY - 0.9%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.9%
[1]4.41%, 8/10/11	1,000,000	1,047,975

TOTAL GOVERNMENT AGENCY (COST $1,015,000)		$1,047,975
MORTGAGE-BACKED SECURITIES - 16.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 7.2%
Pool A18401, 6.00%, 2/01/34	170,666	189,237
Pool C90293, 7.50%, 9/01/19	260,475	302,932
Pool C90504, 6.50%, 12/01/21	109,141	122,931
Pool E76204, 5.50%, 4/01/14	1,163	1,238
Pool E83022, 6.00%, 4/01/16	58,183	63,467
Pool E92817, 5.00%, 12/01/17	420,436	452,862
Pool G11311, 5.00%, 10/01/17	267,144	287,748
Pool G12709, 5.00%, 7/01/22	2,756,561	2,970,022
Pool G13077, 5.50%, 4/01/23	3,416,847	3,698,096

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$8,088,533
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 8.9%
Pool 254240, 7.00%, 3/01/32	173,359	202,830
Pool 256674, 6.00%, 4/01/37	2,167,110	2,389,645
Pool 313224, 7.00%, 12/01/11	1,226	1,238
Pool 424286, 6.50%, 6/01/13	6,682	6,948
Pool 526062, 7.50%, 12/01/29	15,798	18,528
Pool 619054, 5.50%, 2/01/17	187,985	205,021
Pool 832365, 5.50%, 8/01/20	2,190,629	2,389,154
Pool 838741, 5.00%, 9/01/20	1,785,621	1,928,136
Pool 839291, 5.00%, 9/01/20	32,641	35,246
Pool AE2520, 3.00%, 1/01/26	2,862,064	2,889,969

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$10,066,715
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.7%
Pool 2616, 7.00%, 7/20/28	108,188	125,671
Pool 2701, 6.50%, 1/20/29	206,274	237,606
Pool 426727, 7.00%, 2/15/29	23,585	27,544
Pool 780825, 6.50%, 7/15/28	213,386	243,253
Pool 781231, 7.00%, 12/15/30	99,874	116,994

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$751,068

TOTAL MORTGAGE-BACKED SECURITIES (COST $17,600,865)		$18,906,316
U.S. TREASURY - 22.3%
INFLATION INDEXED BONDS - 1.3%
1.25%, 7/15/20	500,000	566,957
1.63%, 1/15/15	500,000	650,130
3.00%, 7/15/12	180,000	234,919

TOTAL INFLATION INDEXED BONDS		$1,452,006
U.S. TREASURY NOTE - 21.0%
0.13%, 4/15/16	1,500,000	1,567,266
0.75%, 9/15/13	1,000,000	1,007,813
0.75%, 6/15/14	8,000,000	8,055,000
[12]1.00%, 5/15/14	1,630,000	1,653,431
[12]1.50%, 6/30/16	6,000,000	6,052,500
[12]2.00%, 4/30/16	235,000	243,262
[12]2.38%, 6/30/18	4,500,000	4,590,000
[12]3.13%, 5/15/21	500,000	513,984

TOTAL U.S. TREASURY NOTE		$23,683,256

TOTAL U.S. TREASURY (COST $24,879,312)		$25,135,262

REPURCHASE AGREEMENT - 1.1%
Credit Suisse First Boston LLC, 0.14%, dated 07/29/11, due 08/01/11, repurchase price $1,235,607, collateralized by a U.S. Treasury Security 2.75%, maturing 10/31/13; total market value of $1,263,815.	1,235,593	1,235,593

TOTAL REPURCHASE AGREEMENT (COST $1,235,593)		$1,235,593

TOTAL INVESTMENTS IN SECURITIES- 100.3% (COST $109,600,989)		$113,078,069

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 7.1%
REPURCHASE AGREEMENTS - 7.1%
Citigroup Global Markets, Inc., 0.22%, dated 07/29/11, due 08/01/11, repurchase price $1,000,018, collateralized by U.S. Government Securities 2.41% to 6.50%, maturing 09/01/18 to 08/01/47; total market value of $1,020,000.	1,000,000	1,000,000
HSBC Securities, Inc., 0.21%, dated 07/29/11, due 08/01/11, repurchase price $1,088,040, collateralized by U.S. Government Securities 3.00% to 8.25%, maturing 02/01/12 to 02/01/49; total market value of $1,109,783.	1,088,021	1,088,021
Mizuho Securities, Inc., 0.23%, dated 07/29/11, due 08/01/11, repurchase price $1,000,019, collateralized by U.S. Government Securities 0.60% to 7.50%, maturing 10/01/20 to 02/25/44; total market value of $1,020,000.	1,000,000	1,000,000
Morgan Stanley & Co., 0.21%, dated 07/29/11, due 08/01/11, repurchase price $1,500,026, collateralized by U.S. Government Securities 3.50% to 6.50%, maturing 09/01/19 to 03/01/47; total market value of $1,545,455.	1,500,000	1,500,000
RBC Capital Markets LLC, 0.20%, dated 07/29/11, due 08/01/11, repurchase price $1,500,025, collateralized by U.S. Government Securities 1.46% to 5.50%, maturing 02/01/15 to 09/01/44; total market value of $1,548,583.	1,500,000	1,500,000
RBS Securities, Inc., 0.21%, dated 07/29/11, due 08/01/11, repurchase price $1,896,302, collateralized by U.S. Government Securities 0.00% to 6.50%, maturing 09/28/11 to 08/01/41; total market value of $1,934,445.	1,896,269	1,896,269

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $7,984,290)		$7,984,290

TOTAL INVESTMENTS - 107.4% (COST $117,585,279)		$121,062,359
COLLATERAL FOR SECURITIES ON LOAN - (7.1%)		(7,984,290)
OTHER LIABILITIES LESS ASSETS - (0.3%)		(283,966)

TOTAL NET ASSETS - 100.0%		$112,794,103

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $3,477,080. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,727,023 and net unrealized depreciation from investments for those securities having an excess of cost over value of $249,943.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset Backed Securities	$—	$2,208,818	$—	$2,208,818
Collateralized Mortgage Obligations	—	4,750,801	—	4,750,801
Commercial Paper	—	2,499,978	—	2,499,978
Corporate Bonds	—	55,215,479	—	55,215,479
Enhanced Equipment Trust Certificates	—	2,077,847	—	2,077,847
Government Agency	—	1,047,975	—	1,047,975
Mortgage-Backed Securities	—	18,906,316	—	18,906,316
U.S. Treasury	—	25,135,262	—	25,135,262
Repurchase Agreements	—	9,219,883	—	9,219,883

Total	$—	$121,062,359	$—	$121,062,359

MTB Income Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Description	Par Value	Value
ASSET BACKED SECURITIES - 3.4%
FINANCIAL SERVICES - 3.1%
[14]Hyundai Auto Receivables Trust, Series 2011-A, Class A2, 0.69%, 11/15/13	1,500,000	1,502,084
[6,7]LA Arena Funding LLC, Series 1999-1, Class A, 7.66%, 12/15/26	1,386,508	1,444,847
Nissan Auto Lease Trust, Series 2011-A, Class A2A, 0.70%, 1/15/14	4,000,000	4,002,453

TOTAL FINANCIAL SERVICES		$6,949,384
WHOLE LOAN - 0.3%
[1,6,7,14] Student Loan Marketing Association, Series 2011-A, Class A1, 1.19%, 8/15/11	704,359	706,734

TOTAL ASSET BACKED SECURITIES (COST $7,590,722)		$7,656,118
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.1%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 2.3%
[6,7]American Tower Trust, Series 2007-1A, Class AFX, 5.42%, 4/15/37	1,000,000	1,090,945
[14]Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.63%, 4/10/49	1,076,389	1,097,413
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.63%, 5/12/39	1,038,674	1,062,580
Morgan Stanley Capital I, Series 2004-IQ7, Class A4, 5.41%, 6/15/38	1,000,000	1,083,719
Morgan Stanley Capital I, Series 2005-T19, Class AAB, 4.85%, 6/12/47	746,004	771,532

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$5,106,189
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.0%**
[14]Series 1920, Class H, 7.00%, 1/15/12	13,665	13,835

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.0%**
Series 1988-23, Class C, 9.75%, 9/25/18	9,695	11,076
WHOLE LOAN - 2.8%
[1,14]Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.85%, 8/25/11	433,760	406,804
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 6/25/19	2,124,685	2,167,656
[1]Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.07%, 8/25/11	1,321,562	1,142,418
[14]Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8, 4.75%, 11/25/18	97,723	98,046
WaMu Mortgage Pass-Through Certificates, Series 2004-CB1, Class 1A, 5.25%, 6/25/19	2,404,843	2,508,281

TOTAL WHOLE LOAN		$6,323,205

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $11,222,292)		$11,454,305
4COMMERCIAL PAPER - 1.0%
ELECTRIC - 0.4%
[6,7]Pacific Gas & Electric Co., 0.33%, 8/01/11	1,000,000	999,991
OIL & GAS - 0.6%
[6,7]Apache Corp., 0.30%, 8/01/11	1,250,000	1,249,989

TOTAL COMMERCIAL PAPER (COST $2,250,000)		$2,249,980
CORPORATE BONDS - 52.5%
AEROSPACE & DEFENSE - 0.5%
[6,7]BAE Systems Holdings, Inc., Company Guaranteed, 6.38%, 6/01/19	500,000	576,802
L-3 Communications Corp., Company Guaranteed, 4.75%, 7/15/20	500,000	517,075

TOTAL AEROSPACE & DEFENSE		$1,093,877
AGRICULTURE - 0.2%
Archer-Daniels-Midland Co., Sr. Unsecured, 4.48%, 3/01/21	500,000	544,889
APPAREL - 0.0%**
Hanesbrands, Inc., Company Guaranteed, 6.38%, 12/15/20	100,000	99,750
AUTO MANUFACTURERS - 0.2%
[14]Daimler Finance North America LLC, Company Guaranteed, MTN, 5.75%, 9/08/11	500,000	502,616
AUTO PARTS & EQUIPMENT - 0.1%
[6,7]Delphi Corp., Sr. Notes, 5.88%, 5/15/19	125,000	126,406
[6,7]Delphi Corp., Sr. Notes, 6.13%, 5/15/21	50,000	50,813

TOTAL AUTO PARTS & EQUIPMENT		$177,219
BANKS - 11.7%
Ally Financial, Inc., Company Guaranteed, 4.50%, 2/11/14	300,000	299,250
Ally Financial, Inc., Company Guaranteed, 6.25%, 12/01/17	1,500,000	1,526,250
Ally Financial, Inc., Company Guaranteed, 8.00%, 3/15/20	250,000	270,000
[14]Bank of America Corp., Subordinated, 7.13%, 10/15/11	200,000	201,851
Bank of America Corp., Sr. Unsecured, 6.50%, 8/01/16	1,250,000	1,400,423
[6,7]Bank of New York Institutional Capital Trust A, Limited Guarantee, 7.78%, 12/01/26	1,500,000	1,563,615
Bank of New York Mellon Corp., Sr. Unsecured, MTN, 2.30%, 7/28/16	1,000,000	1,007,104
14BB&T Corp., Sr. Unsecured, MTN, 3.85%, 7/27/12	1,000,000	1,031,353
BB&T Corp., Subordinated, 4.75%, 10/01/12	500,000	521,668
BB&T Corp., Sr. Unsecured, MTN, 3.20%, 3/15/16	500,000	516,569
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	250,000	285,243
Capital One Financial Corp., Sr. Unsecured, 4.75%, 7/15/21	500,000	507,488
Citigroup, Inc., Sr. Unsecured, 5.50%, 4/11/13	1,000,000	1,060,399
Citigroup, Inc., Sr. Unsecured, 5.50%, 10/15/14	500,000	544,822
Citigroup, Inc., Sr. Unsecured, 4.75%, 5/19/15	500,000	538,985
Citigroup, Inc., Unsecured, 8.50%, 5/22/19	1,000,000	1,261,055
Credit Suisse, Sr. Unsecured, 5.50%, 5/01/14	1,000,000	1,102,436
Credit Suisse, Sr. Unsecured, 5.30%, 8/13/19	250,000	269,391
Credit Suisse AG, Subordinated, 5.40%, 1/14/20	500,000	515,783
Fifth Third Bancorp, Sr. Unsecured, 6.25%, 5/01/13	1,200,000	1,295,928
Goldman Sachs Group, Inc., Sr. Unsecured, 5.25%, 7/27/21	500,000	508,544
JPMorgan Chase & Co., Sr. Unsecured, 3.40%, 6/24/15	500,000	517,919
JPMorgan Chase & Co., Sr. Unsecured, 2.60%, 1/15/16	500,000	500,543
JPMorgan Chase & Co., Sr. Unsecured, 4.40%, 7/22/20	500,000	507,552
JPMorgan Chase & Co., Sr. Unsecured, 4.25%, 10/15/20	500,000	502,306
1JPMorgan Chase Capital XXIII, Limited Guarantee, 1.26%, 8/15/11	1,000,000	780,951
KeyCorp, Sr. Unsecured, MTN, 6.50%, 5/14/13	1,000,000	1,086,298
PNC Bank N.A., Subordinated, BKNT, 6.88%, 4/01/18	500,000	590,538

Royal Bank of Canada, Sr. Notes, MTN, 2.30%, 7/20/16	3,500,000	3,519,152
State Street Corp., Sr. Unsecured, 4.30%, 5/30/14	250,000	271,049
U.S. Bancorp, Jr. Subordinated, 3.44%, 2/01/16	1,000,000	1,028,439
14U.S. Bank NA, Sr. Unsecured, MTN, 5.92%, 5/25/12	360,945	375,699
Wells Fargo & Co., Sr. Unsecured, 3.68%, 6/15/16	500,000	525,883

TOTAL BANKS		$26,434,486
BEVERAGES - 1.0%
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 5.38%, 1/15/20	1,000,000	1,152,023
[12]Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 4.38%, 2/15/21	500,000	535,906
Coca-Cola Enterprises, Inc., Sr. Unsecured, 3.50%, 9/15/20	500,000	497,318

TOTAL BEVERAGES		$2,185,247
BUILDING MATERIALS - 0.7%
CRH America, Inc., Company Guaranteed, 5.75%, 1/15/21	500,000	539,658
Masco Corp., Sr. Unsecured, 4.80%, 6/15/15	1,000,000	1,014,157

TOTAL BUILDING MATERIALS		$1,553,815
CAPITAL MARKETS - 1.6%
JPMorgan Chase Capital XVIII, Series R, Limited Guarantee, 6.95%, 8/17/36	1,000,000	1,031,789
Morgan Stanley, Series G, Sr. Unsecured, GMTN, 5.50%, 1/26/20	1,500,000	1,548,902
Morgan Stanley, Sr. Unsecured, 5.75%, 1/25/21	1,000,000	1,046,924

TOTAL CAPITAL MARKETS		$3,627,615
CHEMICALS - 0.2%
Potash Corp. of Saskatchewan, Inc., Sr. Unsecured, 4.88%, 3/30/20	500,000	547,897
COMMERCIAL SERVICES - 0.2%
Board of Trustees of The Leland Stanford Junior University, Bonds, 4.75%, 5/01/19	500,000	559,543
COMPUTERS - 0.6%
Dell, Inc., Sr. Unsecured, 2.30%, 9/10/15	275,000	282,922
Hewlett-Packard Co., Sr. Unsecured, 2.20%, 12/01/15	500,000	509,669
Hewlett-Packard Co., Sr. Unsecured, 3.75%, 12/01/20	500,000	509,822

TOTAL COMPUTERS		$1,302,413
DIVERSIFIED FINANCIAL SERVICES - 6.5%
American Express Credit Corp., Sr. Unsecured, 5.13%, 8/25/14	1,000,000	1,098,845
[6,7]ASIF Global Financing XIX, Sr. Secured, 4.90%, 1/17/13	1,175,000	1,227,141
[6,7]Cantor Fitzgerald LP, 6.38%, 6/26/15	1,000,000	1,053,601
Charles Schwab Corp., Sr. Unsecured, 4.45%, 7/22/20	250,000	260,183
[6,7]FMR LLC, Sr. Unsecured, 6.45%, 11/15/39	1,000,000	1,041,172
Ford Motor Credit Co. LLC, Sr. Unsecured, 7.00%, 4/15/15	250,000	272,500
Ford Motor Credit Co. LLC, Sr. Unsecured, 6.63%, 8/15/17	250,000	270,313
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.75%, 2/01/21	500,000	503,125
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.88%, 8/02/21	500,000	502,500
[6,7]Fuel Trust, Secured, 3.98%, 6/15/16	300,000	305,273
General Electric Capital Corp., Subordinated, 5.30%, 2/11/21	250,000	267,125
[6,7]Harley-Davidson Funding Corp., Company Guaranteed, 5.75%, 12/15/14	500,000	551,706
International Lease Finance Corp., Sr. Unsecured, 5.88%, 5/01/13	1,150,000	1,187,375
Jefferies Group, Inc., Sr. Unsecured, 5.13%, 4/13/18	2,000,000	2,045,047
MBNA Capital, Series A, Limited Guarantee, 8.28%, 12/01/26	1,000,000	1,018,750
Raymond James Financial, Inc., Sr. Unsecured, 4.25%, 4/15/16	1,000,000	1,050,489
SLM Corp., Series A, Sr. Unsecured, MTNA, 5.00%, 10/01/13	1,000,000	1,037,173
SLM Corp., Sr. Notes, MTN, 6.25%, 1/25/16	400,000	419,951
TD Ameritrade Holding Corp., Company Guaranteed, 2.95%, 12/01/12	500,000	512,076

TOTAL DIVERSIFIED FINANCIAL SERVICES		$14,624,345
ELECTRIC - 1.2%
CenterPoint Energy, Inc., Series B, Sr. Unsecured, 6.85%, 6/01/15	1,250,000	1,453,164
DTE Energy Co., Sr. Unsecured, 7.63%, 5/15/14	250,000	289,149
Duke Energy Corp., Sr. Unsecured, 6.30%, 2/01/14	250,000	281,292
Virginia Electric and Power Co., Sr. Unsecured, 8.88%, 11/15/38	500,000	779,173

TOTAL ELECTRIC		$2,802,778
ELECTRONICS - 0.1%
Thermo Fisher Scientific, Inc., Sr. Unsecured, 4.50%, 3/01/21	250,000	269,695
ENERGY EQUIPMENT & SERVICES - 0.7%
National Oilwell Varco, Inc., Sr. Unsecured, 5.65%, 11/15/12	1,500,000	1,586,284
FOOD - 1.3%
General Mills, Inc., Sr. Unsecured, 5.65%, 2/15/19	250,000	291,011
[14]Kraft Foods, Inc., Sr. Unsecured, 5.63%, 11/01/11	129,000	130,611
[12]Kroger Co., Company Guaranteed, 3.90%, 10/01/15	250,000	268,937
Kroger Co., Company Guaranteed, 8.00%, 9/15/29	500,000	646,242
McCormick & Co., Inc., Sr. Unsecured, 5.75%, 12/15/17	500,000	590,735
McCormick & Co., Inc., Sr. Unsecured, 3.90%, 7/15/21	500,000	514,402
[6,7]WM Wrigley Jr. Co., Sr. Secured, 3.70%, 6/30/14	500,000	523,946

TOTAL FOOD		$2,965,884
HEALTHCARE PROVIDERS & SERVICES - 0.2%
Quest Diagnostics, Inc., Company Guaranteed, 4.70%, 4/01/21	500,000	531,810
HOME BUILDERS - 0.2%
[12]Ryland Group, Inc., Company Guaranteed, 6.63%, 5/01/20	500,000	471,875
HOUSEHOLD PRODUCTS - 0.4%
[6,7]Tupperware Brands Corp., Company Guaranteed, 4.75%, 6/01/21	1,000,000	1,011,673
INSURANCE - 2.8%
AON Corp., Sr. Unsecured, 3.13%, 5/27/16	500,000	508,907
CNA Financial Corp., Sr. Unsecured, 5.75%, 8/15/21	1,000,000	1,066,565
[6,7]Liberty Mutual Group, Inc., Company Guaranteed, 5.00%, 6/01/21	500,000	494,290
MetLife, Inc., Sr. Unsecured, 4.75%, 2/08/21	500,000	525,340
[6,7]Metropolitan Life Global Funding I, Sr. Secured, 2.50%, 1/11/13	500,000	510,070
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.88%, 1/14/15	500,000	530,646
Prudential Financial, Inc., Sr. Unsecured, 6.20%, 1/15/15	500,000	567,041
Prudential Financial, Inc., Sr. Unsecured, MTN, 4.75%, 9/17/15	1,000,000	1,090,741
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.00%, 5/12/16	1,000,000	1,014,367

TOTAL INSURANCE		$6,307,967
INTERNET - 0.4%
eBay, Inc., Sr. Unsecured, 1.63%, 10/15/15	500,000	501,263
eBay, Inc., Sr. Unsecured, 3.25%, 10/15/20	500,000	485,286

TOTAL INTERNET		$986,549
IRON/STEEL - 1.2%
Arcelormittal, Sr. Unsecured, 5.50%, 3/01/21	500,000	513,156

ArcelorMittal, Sr. Unsecured, 7.00%, 10/15/39	2,000,000	2,103,636

TOTAL IRON/STEEL		$2,616,792
MACHINERY - 0.2%
Caterpillar, Inc., Sr. Unsecured, 5.20%, 5/27/41	500,000	527,710
MEDIA - 4.2%
Comcast Corp., Company Guaranteed, 5.90%, 3/15/16	1,000,000	1,158,259
Comcast Corp., Company Guaranteed, 5.70%, 7/01/19	1,500,000	1,721,337
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 3.50%, 3/01/16	500,000	527,112
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 5.88%, 10/01/19	1,000,000	1,146,150
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 4.60%, 2/15/21	1,000,000	1,040,634
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 5.00%, 3/01/21	500,000	536,070
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 6.00%, 8/15/40	500,000	525,338
News America, Inc., Company Guaranteed, 6.90%, 8/15/39	1,500,000	1,619,608
Viacom, Inc., Sr. Unsecured, 5.63%, 9/15/19	1,000,000	1,147,702

TOTAL MEDIA		$9,422,210
METALS & MINING - 1.2%
Rio Tinto Finance USA Ltd., Company Guaranteed, 9.00%, 5/01/19	750,000	1,023,483
Teck Resources Ltd., Company Guaranteed, 4.75%, 1/15/22	250,000	261,566
Vale Overseas Ltd., Company Guaranteed, 5.63%, 9/15/19	500,000	552,388
[14]Xstrata Canada Corp., Company Guaranteed, 7.25%, 7/15/12	800,000	845,500

TOTAL METALS & MINING		$2,682,937
MISCELLANEOUS MANUFACTURING - 0.5%
GE Capital Trust I, Subordinated, 6.38%, 11/15/67	1,000,000	1,025,000
MULTI-UTILITIES - 0.3%
Dominion Resources, Inc., Series A, Sr. Unsecured, 5.60%, 11/15/16	500,000	581,248
OFFICE/BUSINESS EQUIPMENT - 1.4%
Steelcase, Inc., Sr. Unsecured, 6.38%, 2/15/21	500,000	535,593
Xerox Corp., Sr. Unsecured, 6.40%, 3/15/16	2,000,000	2,334,313
Xerox Corp., Sr. Unsecured, 4.50%, 5/15/21	250,000	258,960

TOTAL OFFICE/BUSINESS EQUIPMENT		$3,128,866
OIL & GAS - 1.8%
Anadarko Petroleum Corp., Sr. Unsecured, 5.75%, 6/15/14	250,000	277,705
Enterprise Products Operating LLC, Series B, Company Guaranteed, 7.03%, 1/15/68	1,000,000	1,066,280
Petrobras International Finance Co. - Pifco, Company Guaranteed, 6.75%, 1/27/41	250,000	281,651
[1,14]Sempra Energy, Sr. Unsecured, 1.01%, 9/15/11	1,000,000	1,002,811
Sempra Energy, Sr. Unsecured, 6.50%, 6/01/16	500,000	594,627
Valero Energy Corp., Company Guaranteed, 10.50%, 3/15/39	500,000	746,361

TOTAL OIL & GAS		$3,969,435
OIL & GAS FIELD SERVICES - 0.6%
NuStar Pipeline Operating Partnership, LP, Company Guaranteed, 5.88%, 6/01/13	1,250,000	1,339,854
PIPELINES - 0.9%
Plains All American Pipeline LP / PAA Finance Corp., Company Guaranteed, 5.00%, 2/01/21	500,000	533,013
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 3.90%, 4/15/15	1,000,000	1,033,871
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 5.63%, 4/15/20	500,000	525,222

TOTAL PIPELINES		$2,092,106
REAL ESTATE INVESTMENT TRUSTS (REIT) - 4.3%
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.95%, 1/15/21	250,000	246,906
BioMed Realty LP, Company Guaranteed, 3.85%, 4/15/16	1,000,000	1,029,160
Boston Properties LP, Sr. Unsecured, 5.00%, 6/01/15	650,000	716,948
Boston Properties LP, Sr. Unsecured, 5.88%, 10/15/19	1,000,000	1,132,452
Boston Properties LP, Sr. Unsecured, 4.13%, 5/15/21	250,000	248,881
Commonwealth REIT, Sr. Unsecured, 6.65%, 1/15/18	500,000	562,827
Commonwealth REIT, Sr. Unsecured, 5.88%, 9/15/20	500,000	526,177
Digital Realty Trust LP, Company Guaranteed, 5.25%, 3/15/21	500,000	515,218
14HCP, Inc., Sr. Unsecured, MTN, 5.95%, 9/15/11	225,000	226,395
HCP, Inc., Sr. Unsecured, 5.38%, 2/01/21	200,000	214,025
Health Care REIT, Inc., Sr. Unsecured, 4.95%, 1/15/21	1,000,000	1,019,732
Health Care REIT, Inc., Sr. Unsecured, 5.25%, 1/15/22	250,000	260,135
Mack-Cali Realty LP, Sr. Unsecured, 7.75%, 8/15/19	250,000	307,927
Simon Property Group LP, Sr. Unsecured, 5.65%, 2/01/20	500,000	562,476
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 4.75%, 6/01/21	1,000,000	1,020,331
Vornado Realty LP, Sr. Unsecured, 4.25%, 4/01/15	1,000,000	1,059,862

TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$9,649,452
RETAIL - 1.5%
CVS Caremark Corp., Sr. Unsecured, 5.75%, 6/01/17	500,000	579,177
CVS Caremark Corp., Sr. Unsecured, 4.75%, 5/18/20	500,000	536,837
Home Depot, Inc., Sr. Unsecured, 4.40%, 4/01/21	500,000	527,249
Home Depot, Inc., Sr. Unsecured, 5.95%, 4/01/41	500,000	543,134
McDonald’s Corp., Sr. Unsecured, MTN, 6.30%, 3/01/38	500,000	612,109
Wal-Mart Stores, Inc., Sr. Unsecured, 5.63%, 4/15/41	500,000	554,106

TOTAL RETAIL		$3,352,612
SEMICONDUCTORS - 0.7%
Applied Materials, Inc., Sr. Unsecured, 5.85%, 6/15/41	1,250,000	1,349,408
Texas Instruments, Inc., Sr. Unsecured, 2.38%, 5/16/16	250,000	256,813

TOTAL SEMICONDUCTORS		$1,606,221
TELECOMMUNICATIONS - 2.1%
AT&T, Inc., Sr. Unsecured, 6.70%, 11/15/13	1,000,000	1,122,117
[6,7]Crown Castle Towers LLC, Sr. Secured, 4.17%, 8/15/17	2,000,000	2,070,000
Verizon Communications, Inc., Sr. Unsecured, 3.00%, 4/01/16	1,000,000	1,044,395
Verizon Communications, Inc., Sr. Unsecured, 4.60%, 4/01/21	500,000	537,375

TOTAL TELECOMMUNICATIONS		$4,773,887
TRANSPORTATION - 0.8%
[14]Canadian National Railway Co., Sr. Unsecured, 6.38%, 10/15/11	500,000	506,105
Norfolk Southern Corp., Sr. Unsecured, 5.90%, 6/15/19	250,000	296,317
Union Pacific Corp., Sr. Unsecured, 5.75%, 11/15/17	900,000	1,052,869

TOTAL TRANSPORTATION		$1,855,291

TOTAL CORPORATE BONDS (COST $111,184,419)		$118,811,848

ENHANCED EQUIPMENT TRUST CERTIFICATES - 0.9%
AIRLINES - 0.9%
American Airlines 2011-1, Series A, Pass-Thru Certificates, 5.25%, 7/31/21	500,000	490,938
Continental Airlines, Inc., Series A, Pass-Thru Certificates, 7.25%, 11/10/19	237,979	257,910
Delta Air Lines, Inc., Series A, Pass-Thru Certificates, 7.75%, 12/17/19	467,414	511,234
Delta Air Lines, Inc., Series 071A, Pass-Thru Certificates, 6.82%, 8/10/22	392,449	408,882
United Air Lines, Inc., Series 09-2, Pass-Thru Certificates, 9.75%, 1/15/17	444,671	503,590

TOTAL AIRLINES		$2,172,554

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $2,042,513)		$2,172,554
MORTGAGE-BACKED SECURITIES - 23.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 18.6%
Pool A13990, 4.50%, 10/01/33	227,095	239,074
Pool A83578, 5.00%, 12/01/38	372,632	398,017
Pool A93505, 4.50%, 8/01/40	8,871,781	9,264,912
Pool A97047, 4.50%, 2/01/41	8,463,110	8,838,131
Pool B17616, 5.50%, 1/01/20	292,729	318,014
Pool C00478, 8.50%, 9/01/26	33,308	39,267
Pool C01272, 6.00%, 12/01/31	152,380	169,247
[14]Pool E00560, 6.00%, 7/01/13	36,795	38,783
Pool G02296, 5.00%, 6/01/36	1,694,908	1,816,199
Pool G02976, 5.50%, 6/01/37	1,206,412	1,310,918
Pool G02988, 6.00%, 5/01/37	1,107,574	1,221,169
Pool G03703, 5.50%, 12/01/37	578,392	628,495
Pool G04776, 5.50%, 7/01/38	858,520	931,548
Pool G06222, 4.00%, 1/01/41	7,876,970	8,013,340
[14]Pool G12709, 5.00%, 7/01/22	423,619	456,423
Pool Q01443, 4.50%, 6/01/41	7,989,035	8,345,545

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$42,029,082
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 4.9%
Pool 254007, 6.50%, 10/01/31	72,123	81,186
Pool 254759, 4.50%, 6/01/18	381,917	411,015
Pool 329794, 7.00%, 2/01/26	73,871	86,014
Pool 398162, 6.50%, 1/01/28	24,221	27,310
Pool 402255, 6.50%, 12/01/27	8,221	9,244
Pool 535939, 6.00%, 5/01/16	126,502	137,674
Pool 638023, 6.50%, 4/01/32	164,306	184,952
Pool 642345, 6.50%, 5/01/32	179,709	202,291
Pool 651292, 6.50%, 7/01/32	273,338	307,684
Pool 686398, 6.00%, 3/01/33	389,179	432,304
Pool 688987, 6.00%, 5/01/33	548,736	609,200
Pool 695818, 5.00%, 4/01/18	580,867	626,502
Pool 889982, 5.50%, 11/01/38	1,588,437	1,723,554
Pool 975207, 5.00%, 3/01/23	426,361	458,791
Pool AB1796, 3.50%, 11/01/40	2,941,958	2,879,441
Pool AE2520, 3.00%, 1/01/26	2,862,063	2,889,969

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$11,067,131
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.3%
Pool 2077, 7.00%, 9/20/25	27,458	31,860
Pool 354677, 7.50%, 10/15/23	71,358	83,266
Pool 354713, 7.50%, 12/15/23	37,727	44,023
Pool 354765, 7.00%, 2/15/24	82,334	95,516
Pool 354827, 7.00%, 5/15/24	86,137	99,927
Pool 360869, 7.50%, 5/15/24	33,027	38,656
Pool 361843, 7.50%, 10/15/24	61,076	71,268
Pool 373335, 7.50%, 5/15/22	26,159	30,419
Pool 385623, 7.00%, 5/15/24	75,219	87,261
Pool 503405, 6.50%, 4/15/29	114,571	130,486

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$712,682

TOTAL MORTGAGE-BACKED SECURITIES (COST $52,595,836)		$53,808,895
U.S. TREASURY - 12.3%
INFLATION INDEXED BONDS - 2.5%
1.13%, 1/15/21	5,000,000	5,568,757
2.00%, 1/15/14	100,000	132,687

TOTAL INFLATION INDEXED BONDS		$5,701,444
U.S. TREASURY BOND - 1.1%
4.25%, 11/15/40	500,000	508,984
4.38%, 5/15/41	2,000,000	2,081,880

TOTAL U.S. TREASURY BOND		$2,590,864
U.S. TREASURY NOTE - 8.7%
0.13%, 4/15/16	500,000	522,422
0.63%, 2/28/13	1,000,000	1,004,609
0.75%, 6/15/14	500,000	503,438
1.25%, 2/15/14	2,085,000	2,128,003
1.25%, 9/30/15	1,000,000	1,010,313
1.75%, 7/31/15	500,000	516,328
[12]1.75%, 5/31/16	3,500,000	3,577,656
2.00%, 4/30/16	1,500,000	1,552,734
2.25%, 1/31/15	1,000,000	1,052,812
2.25%, 3/31/16	1,400,000	1,466,937
2.38%, 6/30/18	500,000	510,000
2.50%, 4/30/15	1,000,000	1,062,500
2.63%, 6/30/14	1,000,000	1,060,625
2.63%, 7/31/14	1,000,000	1,061,719
2.63%, 12/31/14	1,000,000	1,065,312
[12]2.63%, 4/30/18	250,000	259,883
3.13%, 5/15/21	750,000	770,977
3.75%, 11/15/18	500,000	555,469

TOTAL U.S. TREASURY NOTE		$19,681,737

TOTAL U.S. TREASURY (COST $27,034,600)		$27,974,045
MONEY MARKET FUND - 0.0%**
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.03%	2	$2

TOTAL MONEY MARKET FUND (COST $2)		$2
REPURCHASE AGREEMENT - 0.8%
Credit Suisse First Boston LLC, 0.14%, dated 07/29/11, due 08/01/11, repurchase price $1,702,780, collateralized by a U.S. Treasury Security 2.75%, maturing 10/31/13; total market value of $1,739,728.	1,702,760	1,702,760

TOTAL REPURCHASE AGREEMENT (COST $1,702,760)		$1,702,760

TOTAL INVESTMENTS IN SECURITIES - 99.8% (COST $215,623,144)		$225,830,507

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 0.7%
REPURCHASE AGREEMENTS - 0.7%
Citigroup Global Markets, Inc., 0.22%, dated 07/29/11, due 08/01/11, repurchase price $447,641, collateralized by U.S. Government Securities 2.41% to 6.50%, maturing 09/01/18 to 08/01/47; total market value of $456,586.	447,633	447,633
HSBC Securities, Inc., 0.21%, dated 07/29/11, due 08/01/11, repurchase price $1,000,018, collateralized by U.S. Government Securities 3.00% to 8.25%, maturing 02/01/12 to 02/01/49; total market value of $1,020,001.	1,000,000	1,000,000
RBS Securities, Inc., 0.21%, dated 07/29/11, due 08/01/11, repurchase price $152,327, collateralized by U.S. Government Securities 0.00% to 6.50%, maturing 09/28/11 to 08/01/41; total market value of $155,391.	152,324	152,324

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,599,957)		$1,599,957

TOTAL INVESTMENTS - 100.5% (COST $217,223,101)		$227,430,464
COLLATERAL FOR SECURITIES ON LOAN - (0.7%)		(1,599,957)
OTHER ASSETS LESS LIABILITIES - 0.2%		428,636

TOTAL NET ASSETS - 100.0%		$226,259,143

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $10,207,363. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $10,610,167 and net unrealized depreciation from investments for those securities having an excess of cost over value of $402,804.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset Backed Securities	$—	$7,656,118	$—	$7,656,118
Collateralized Mortgage Obligations	—	11,454,305	—	11,454,305
Commercial Paper	—	2,249,980	—	2,249,980
Corporate Bonds	—	118,811,848	—	118,811,848
Enhanced Equipment Trust Certificates	—	2,172,554	—	2,172,554
Mortgage-Backed Securities	—	53,808,895	—	53,808,895
U.S. Treasury	—	27,974,045	—	27,974,045
Money Market Fund	2	—	—	2
Repurchase Agreements	—	3,302,717	—	3,302,717

Total	$2	$227,430,462	$—	$227,430,464

MTB Strategic Allocation Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Description	Number of Shares	Value
MUTUAL FUNDS - 74.3%
DEBT FUNDS - 10.4%
Artio Global High Income Fund	75,687	$783,364
Dreyfus International Bond Fund	133,066	2,308,702
MFS Emerging Markets Debt Fund	102,448	1,534,665
RidgeWorth Seix Floating Rate High Income Fund	348,089	3,101,479

TOTAL DEBT FUNDS		$7,728,210
EQUITY FUNDS - 63.9%
Alpine International Real Estate Equity Fund	52,220	1,319,602
Guinness Atkinson Funds - China & Hong Kong Fund	18,760	686,797
Guinness Atkinson Funds - Global Energy Fund	45,638	1,477,770
Harbor International Fund	23,408	1,474,500
[12]iShares Russell 1000 Value Index Fund	33,719	2,211,966
Lazard Emerging Markets Equity Portfolio	105,612	2,291,773
LSV Value Equity Fund	259,718	3,599,692
Mainstay Epoch Global Equity Yield Fund	58,309	908,457
9MTB International Equity Fund	1,235,418	11,625,287
9MTB Large Cap Growth Fund	906,162	8,119,209
9MTB Large Cap Value Fund	511,809	5,343,281
9MTB Mid Cap Growth Fund	171,867	2,670,813
9MTB Small Cap Growth Fund	111,900	1,921,317
RS Global Natural Resources Fund	37,270	1,481,848
SPDR S&P Dividend ETF	42,624	2,223,694

TOTAL EQUITY FUNDS		$47,356,006

TOTAL MUTUAL FUNDS (COST $47,204,253)		$55,084,216

	Par Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.1%
Series 2003-2686, Class GB, 5.00%, 5/15/20	$45,435	45,837
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.3%
Series 1988-23, Class C, 9.75%, 9/25/18	3,231	3,692
[14]Series 2007-35, Class DH, 5.00%, 9/25/33	216,739	226,799

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		230,491
WHOLE LOAN - 0.2%
[1]Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.85%, 8/25/11	87,376	81,946
[1]Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.07%, 8/25/11	66,078	57,121
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8, 4.75%, 11/25/18	22,210	22,283

TOTAL WHOLE LOAN		161,350

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $439,726)		$437,678
CORPORATE BONDS - 7.7%
AGRICULTURE - 0.3%
Archer-Daniels-Midland Co., Sr. Unsecured, 5.94%, 10/01/32	200,000	226,444
AUTO MANUFACTURERS - 0.3%
[14]Daimler Finance North America LLC, Company Guaranteed, MTN, 5.75%, 9/08/11	200,000	201,047
BANKS - 2.3%
[1]BankBoston Capital Trust III, Limited Guarantee, 1.00%, 9/15/11	170,000	130,377
BB&T Corp., Subordinated, 4.75%, 10/01/12	150,000	156,500
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	100,000	114,097
Fifth Third Bancorp, Sr. Unsecured, 6.25%, 5/01/13	100,000	107,994
JPMorgan Chase & Co., Sr. Unsecured, 3.40%, 6/24/15	100,000	103,584
JPMorgan Chase & Co., Sr. Unsecured, MTN, 2.05%, 1/24/14	100,000	101,433
KeyCorp, Sr. Unsecured, MTN, 6.50%, 5/14/13	100,000	108,630
Morgan Stanley, Sr. Unsecured, MTN, 5.63%, 9/23/19	80,000	83,674
PNC Funding Corp., Bank Guaranteed, 4.25%, 9/21/15	75,000	81,309
Royal Bank of Canada, Sr. Notes, MTN, 2.30%, 7/20/16	500,000	502,736
[1]SunTrust Capital III, Limited Guarantee, 0.90%, 9/15/11	152,000	125,577
U.S. Bank NA, Sr. Unsecured, MTN, 5.92%, 5/25/12	72,189	75,140

TOTAL BANKS		1,691,051
CHEMICALS - 0.2%
Dow Chemical Co., Sr. Unsecured, 7.60%, 5/15/14	140,000	163,744
COMPUTERS - 0.4%
Dell, Inc., Sr. Unsecured, 2.30%, 9/10/15	200,000	205,761
Hewlett-Packard Co., Sr. Unsecured, 4.75%, 6/02/14	80,000	88,169

TOTAL COMPUTERS		293,930
DIVERSIFIED FINANCIAL SERVICES - 1.1%
American Express Credit Corp., Sr. Unsecured, 5.13%, 8/25/14	100,000	109,884
Caterpillar Financial Services Corp., Sr. Notes, MTN, 1.38%, 5/20/14	200,000	202,482
Citigroup, Inc., Sr. Unsecured, 6.00%, 8/15/17	200,000	223,974
[6,7]FMR LLC, Sr. Unsecured, 6.45%, 11/15/39	100,000	104,117
Jefferies Group, Inc., Sr. Unsecured, 5.13%, 4/13/18	150,000	153,379

TOTAL DIVERSIFIED FINANCIAL SERVICES		793,836
ELECTRIC - 0.1%
Virginia Electric and Power Co., Sr. Unsecured, 5.10%, 11/30/12	100,000	105,706
ELECTRONICS - 0.2%
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.25%, 11/20/14	150,000	159,836
FOOD - 0.6%
Kraft Foods, Inc., Sr. Unsecured, 6.25%, 6/01/12	150,000	157,087
Kraft Foods, Inc., Sr. Unsecured, 5.63%, 11/01/11	13,000	13,162
[12]Kroger Co., Company Guaranteed, 3.90%, 10/01/15	100,000	107,575
[6,7,14]WM Wrigley Jr Co., Secured, 2.45%, 6/28/12	200,000	201,298

TOTAL FOOD		479,122
INSURANCE - 0.2%
Hartford Financial Services Group, Inc., Sr. Unsecured, 5.25%, 10/15/11	150,000	151,356
METALS & MINING - 0.1%
Rio Tinto Finance USA Ltd., Company Guaranteed, 9.00%, 5/01/19	60,000	81,879
OFFICE/BUSINESS EQUIPMENT - 0.2%
Xerox Corp., Sr. Notes, 5.63%, 12/15/19	100,000	112,841
REAL ESTATE INVESTMENT TRUSTS (REIT) - 1.2%
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 5.70%, 3/15/17	100,000	114,851
Boston Properties LP, Sr. Unsecured, 5.88%, 10/15/19	100,000	113,245
Commonwealth REIT, Sr. Unsecured, 6.65%, 1/15/18	100,000	112,565
Digital Realty Trust LP, Company Guaranteed, 5.88%, 2/01/20	100,000	107,971

14HCP, Inc., Sr. Unsecured, MTN, 5.95%, 9/15/11	100,000	100,620
HCP, Inc., Sr. Unsecured, 5.38%, 2/01/21	100,000	107,013
Health Care REIT, Inc., Sr. Unsecured, 4.70%, 9/15/17	100,000	105,540
Simon Property Group LP, Sr. Unsecured, 5.65%, 2/01/20	100,000	112,495

TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		874,300
RETAIL - 0.3%
CVS Caremark Corp., Sr. Unsecured, 5.75%, 6/01/17	100,000	115,835
Yum! Brands, Inc., Sr. Unsecured, 5.30%, 9/15/19	100,000	110,716

TOTAL RETAIL		226,551
TELECOMMUNICATIONS - 0.2%
AT&T, Inc., Sr. Unsecured, 6.70%, 11/15/13	150,000	168,317

TOTAL CORPORATE BONDS (COST $5,586,105)		$5,729,960
ENHANCED EQUIPMENT TRUST CERTIFICATES - 0.2%
AIRLINES - 0.2%
Continental Airlines, Inc., Series A, Pass-Thru Certificates, 7.25%, 11/10/19	76,153	82,532
Delta Air Lines, Inc., Series 071A, Pass-Thru Certificates, 6.82%, 8/10/22	62,792	65,421

TOTAL AIRLINES		147,953

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $138,903)		$147,953
MORTGAGE-BACKED SECURITIES - 5.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.7%
Pool A15865, 5.50%, 11/01/33	171,766	187,558
Pool A19412, 5.00%, 3/01/34	289,689	310,782
Pool A46082, 5.00%, 7/01/35	207,625	222,483
Pool A86166, 4.50%, 5/01/39	379,708	396,652
Pool C00478, 8.50%, 9/01/26	3,701	4,363
Pool G05774, 5.00%, 1/01/40	816,382	872,763

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		1,994,601
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.6%
Pool 533246, 7.50%, 4/01/30	34,391	40,355
[14]Pool 797152, 5.00%, 11/01/19	196,647	212,342
Pool 868574, 5.50%, 4/01/36	216,996	235,929
Pool 889982, 5.50%, 11/01/38	878,406	953,125
Pool 932752, 5.00%, 4/01/40	144,254	154,775
Pool MA0563, 4.00%, 11/01/30	310,691	322,964

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		1,919,490
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.2%
Pool 354677, 7.50%, 10/15/23	44,864	52,351
Pool 354765, 7.00%, 2/15/24	46,986	54,508
Pool 354827, 7.00%, 5/15/24	51,683	59,957

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		166,816

TOTAL MORTGAGE-BACKED SECURITIES (COST $3,906,484)		$4,080,907
U.S. TREASURY - 8.8%
U.S. TREASURY BOND - 1.4%
4.75%, 2/15/37	96,000	106,785
4.38%, 5/15/40	900,000	936,422

TOTAL U.S. TREASURY BOND		$1,043,207
U.S. TREASURY INFLATION INDEXED NOTE - 1.2%
1.13%, 1/15/21	830,000	924,413
U.S. TREASURY NOTE - 6.2%
4.88%, 6/30/12	170,000	177,099
3.13%, 4/30/13	200,000	209,734
4.00%, 2/15/14	40,000	43,594
2.13%, 5/31/15	1,600,000	1,677,250
[12]4.50%, 2/15/16	200,000	230,000
1.75%, 5/31/16	100,000	102,219
4.50%, 5/15/17	200,000	231,938
1.88%, 8/31/17	500,000	503,281
3.38%, 11/15/19	500,000	535,859
3.50%, 5/15/20	800,000	859,750

TOTAL U.S. TREASURY NOTE		$4,570,724

TOTAL U.S. TREASURY (COST $6,244,698)		6,538,344
MONEY MARKET FUND - 2.9%
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.03%	2,127,154	2,127,154

TOTAL MONEY MARKET FUND (COST $2,127,154)		$2,127,154

TOTAL INVESTMENTS IN SECURITIES - 100.0% (COST $65,647,323)		$74,146,212
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 1.3%
REPURCHASE AGREEMENT - 1.3%
BNP Paribas Securities Corp., 0.20%, dated 07/29/11, due 08/01/11, repurchase price $977,959, collateralized by U.S. Government Securities 1.51% to 6.05%, maturing 03/31/13 to 08/01/47; total market value of $1,000,633.	977,943	977,943

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $977,943)		$977,943

TOTAL INVESTMENTS - 101.3% (COST $66,625,266)		$75,124,155
COLLATERAL FOR SECURITIES ON LOAN - (1.3%)		(977,943)
OTHER LIABILITIES LESS ASSETS - (0.0%)**		(43,777)

TOTAL NET ASSETS - 100.0%		$74,102,435

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $8,498,889. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $8,592,403 and net unrealized depreciation from investments for those securities having an excess of cost over value of $93,514.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Mutual Funds	$55,084,216	$—	$—	$55,084,216
Collateralized Mortgage Obligations	—	437,678	—	437,678
Corporate Bonds	—	5,729,960	—	5,729,960
Enhanced Equipment Trust Certificates	—	147,953	—	147,953
Mortgage-Backed Securities	—	4,080,907	—	4,080,907
U.S. Treasury	—	6,538,344	—	6,538,344
Money Market Fund	2,127,154	—	—	2,127,154
Repurchase Agreement	—	977,943	—	977,943

Total	$57,211,370	$17,912,785	$—	$75,124,155

MTB Large Cap Value Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 99.6%
AEROSPACE & DEFENSE - 2.3%
Lockheed Martin Corp.	21,805	$1,651,293
Raytheon Co.	48,500	2,169,405

TOTAL AEROSPACE & DEFENSE		$3,820,698
AUTO MANUFACTURERS - 1.9%
*General Motors Co.	116,000	3,210,880
BANKS - 6.0%
Citigroup, Inc.	144,430	5,537,446
Wells Fargo & Co.	157,600	4,403,344

TOTAL BANKS		$9,940,790
BIOTECHNOLOGY - 3.8%
*Amgen, Inc.	115,100	6,295,970
DIVERSIFIED FINANCIAL SERVICES - 4.6%
Goldman Sachs Group, Inc.	31,100	4,197,567
JPMorgan Chase & Co.	86,000	3,478,700

TOTAL DIVERSIFIED FINANCIAL SERVICES		$7,676,267
ELECTRIC - 1.1%
*NRG Energy, Inc.	71,400	1,750,728
INSURANCE - 16.6%
AON Corp.	100,000	4,812,000
*Genworth Financial, Inc.	347,400	2,890,368
Hartford Financial Services Group, Inc.	162,300	3,801,066
Lincoln National Corp.	81,800	2,167,700
Loews Corp.	103,146	4,112,431
MetLife, Inc.	132,700	5,468,567
Unum Group	173,800	4,238,982

TOTAL INSURANCE		$27,491,114
MEDIA - 6.8%
Time Warner, Inc.	107,600	3,783,216
Viacom, Inc.	153,900	7,451,838

TOTAL MEDIA		$11,235,054
METALS & MINING - 6.6%
AngloGold Ashanti Ltd. ADR	155,799	6,534,210
Barrick Gold Corp.	92,000	4,376,440

TOTAL METALS & MINING		$10,910,650
MISCELLANEOUS MANUFACTURING - 1.6%
Ingersoll-Rand PLC	70,850	2,651,207
OFFICE/BUSINESS EQUIPMENT - 1.1%
[12]Pitney Bowes, Inc.	84,410	1,819,036
OIL & GAS - 14.8%
Apache Corp.	64,150	7,936,638
Canadian Natural Resources Ltd.	81,100	3,267,519
Hess Corp.	55,300	3,791,368
Noble Energy, Inc.	37,100	3,698,128
Occidental Petroleum Corp.	24,700	2,425,046
Talisman Energy, Inc.	184,800	3,372,600

TOTAL OIL & GAS		$24,491,299
OIL & GAS SERVICES - 1.3%
Halliburton Co.	40,600	2,222,038
PHARMACEUTICALS - 11.8%
Merck & Co., Inc.	76,900	2,624,597
Pfizer, Inc.	415,600	7,996,144
Sanofi-Aventis SA ADR	163,800	6,347,250
Teva Pharmaceutical Industries Ltd. ADR	57,400	2,677,136

TOTAL PHARMACEUTICALS		$19,645,127
RETAIL - 2.1%
CVS Caremark Corp.	93,800	3,409,630
SOFTWARE - 6.7%
CA, Inc.	368,000	8,206,400
Microsoft Corp.	104,000	2,849,600

TOTAL SOFTWARE		$11,056,000
TELECOMMUNICATIONS - 6.9%
Cisco Systems, Inc.	178,600	2,852,242
*Motorola Mobility Holdings, Inc.	164,175	3,674,236
*Motorola Solutions, Inc.	109,285	4,905,804

TOTAL TELECOMMUNICATIONS		$11,432,282
TOBACCO - 1.6%
Philip Morris International, Inc.	38,500	2,740,045
TRANSPORTATION - 2.0%
Union Pacific Corp.	32,600	3,340,848

TOTAL COMMON STOCKS (COST $146,664,946)		$165,139,663
MONEY MARKET FUND - 0.2%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.03%	367,260	$367,260

TOTAL MONEY MARKET FUND (COST $367,260)		$367,260

TOTAL INVESTMENTS IN SECURITIES - 99.8% (COST $147,032,206)		$165,506,923

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 0.8%
REPURCHASE AGREEMENTS - 0.8%
HSBC Securities, Inc., 0.21%, dated 07/29/11, due 08/01/11, repurchase price $381,000, collateralized by U.S. Government Securities 3.00% to 8.25%, maturing 02/01/12 to 02/01/49; total market value of $388,613.	$380,993	380,993
RBS Securities, Inc., 0.21%, dated 07/29/11, due 08/01/11, repurchase price $1,000,018, collateralized by U.S. Government Securities 0.00% to 6.50%, maturing 09/28/11 to 08/01/41; total market value of $1,020,132.	1,000,000	1,000,000

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,380,993)		$1,380,993

TOTAL INVESTMENTS - 100.6% (COST $148,413,199)		$166,887,916
COLLATERAL FOR SECURITIES ON LOAN - (0.8%)		(1,380,993)
OTHER ASSETS LESS LIABILITIES - 0.2%		381,946

TOTAL NET ASSETS - 100.0%		$165,888,869

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $18,474,717. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $29,517,278 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,042,561.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$165,139,663	$—	$—	$165,139,663
Money Market Fund	367,260	—	—	367,260
Repurchase Agreements	—	1,380,993	—	1,380,993

Total	$165,506,923	$1,380,993	$—	$166,887,916

MTB Large Cap Growth Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 99.6%
AEROSPACE & DEFENSE - 2.1%
Boeing Co.	31,000	$2,184,570
United Technologies Corp.	9,000	745,560

TOTAL AEROSPACE & DEFENSE		$2,930,130
AUTO MANUFACTURERS - 1.7%
*Ford Motor Co.	190,000	2,319,900
AUTO PARTS & EQUIPMENT - 1.2%
*BorgWarner, Inc.	20,000	1,592,400
BANKS - 0.8%
Bank of America Corp.	110,000	1,068,100
BEVERAGES - 3.2%
Coca-Cola Co.	63,500	4,318,635
BIOTECHNOLOGY - 2.7%
*Celgene Corp.	31,000	1,838,300
*,12Human Genome Sciences, Inc.	37,000	777,370
*Illumina, Inc.	18,000	1,124,100

TOTAL BIOTECHNOLOGY		$3,739,770
CHEMICALS - 3.3%
Air Products & Chemicals, Inc.	19,700	1,747,981
Dow Chemical Co.	46,700	1,628,429
Potash Corp. of Saskatchewan, Inc.	21,000	1,214,010

TOTAL CHEMICALS		$4,590,420
COMMERCIAL SERVICES - 1.3%
*Hertz Global Holdings, Inc.	73,000	1,027,110
Mastercard, Inc.	2,400	727,800

TOTAL COMMERCIAL SERVICES		$1,754,910
COMPUTERS - 13.2%
*Apple, Inc.	25,000	9,762,000
*EMC Corp.	93,000	2,425,440
International Business Machines Corp.	30,500	5,546,425
*Research In Motion Ltd.	13,000	325,000

TOTAL COMPUTERS		$18,058,865
COSMETICS/PERSONAL CARE - 0.7%
Estee Lauder Cos., Inc.	9,500	996,645
DIVERSIFIED FINANCIAL SERVICES - 3.4%
Goldman Sachs Group, Inc.	7,500	1,012,275
Janus Capital Group, Inc.	150,000	1,266,000
JPMorgan Chase & Co.	31,000	1,253,950
T Rowe Price Group, Inc.	20,500	1,164,400

TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,696,625
FOOD - 0.5%
Whole Foods Market, Inc.	11,000	733,700
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
*Varian Medical Systems, Inc.	12,500	784,500
HEALTHCARE PROVIDERS & SERVICES - 2.0%
UnitedHealth Group, Inc.	56,000	2,779,280
HOME BUILDERS - 0.9%
DR Horton, Inc.	108,000	1,283,040
HOTELS, RESTAURANTS & LEISURE - 1.2%
*Las Vegas Sands Corp.	35,000	1,651,300
INSURANCE - 1.0%
MetLife, Inc.	32,500	1,339,325
INTERNET - 5.0%
*Amazon.com, Inc.	11,100	2,469,972
*Baidu, Inc. ADR	10,000	1,570,700
*,12E-Commerce China Dangdang, Inc. ADR	20,000	226,000
*Google, Inc.	4,250	2,565,683

TOTAL INTERNET		$6,832,355
IRON/STEEL - 0.5%
Cliffs Natural Resources, Inc.	7,500	673,650
LODGING - 1.4%
Starwood Hotels & Resorts Worldwide, Inc.	34,000	1,868,640
MACHINERY - 5.0%
Caterpillar, Inc.	27,000	2,667,330
Cummins, Inc.	25,000	2,622,000
Manitowoc Co., Inc.	116,000	1,622,840

TOTAL MACHINERY		$6,912,170
MEDIA - 2.6%
CBS Corp., Non-Voting	81,000	2,216,970
*DIRECTV	27,000	1,368,360

TOTAL MEDIA		$3,585,330
METAL FABRICATE/HARDWARE - 1.5%
Precision Castparts Corp.	12,500	2,017,250
METALS & MINING - 0.9%
Freeport-McMoRan Copper & Gold, Inc.	13,000	688,480
*,12Stillwater Mining Co.	40,000	612,000

TOTAL METALS & MINING		$1,300,480
MISCELLANEOUS MANUFACTURING - 2.6%
Danaher Corp.	44,000	2,160,840
Parker Hannifin Corp.	18,000	1,422,360

TOTAL MISCELLANEOUS MANUFACTURING		$3,583,200
OIL & GAS - 3.9%
Exxon Mobil Corp.	66,500	5,306,035
OIL & GAS SERVICES - 9.1%
Baker Hughes, Inc.	28,500	2,205,330
Halliburton Co.	45,000	2,462,850
National Oilwell Varco, Inc.	24,000	1,933,680
Schlumberger Ltd.	40,000	3,614,800
*Weatherford International Ltd.	100,000	2,192,000

TOTAL OIL & GAS SERVICES		$12,408,660
PHARMACEUTICALS - 3.2%
Abbott Laboratories	20,000	1,026,400
*Express Scripts, Inc.	36,500	1,980,490
*SXC Health Solutions Corp.	21,000	1,325,730

TOTAL PHARMACEUTICALS		$4,332,620
REAL ESTATE INVESTMENT TRUSTS (REIT) - 1.9%
*CB Richard Ellis Group, Inc.	120,000	2,616,000
RETAIL - 4.9%
Costco Wholesale Corp.	17,000	1,330,250
Ltd. Brands, Inc.	31,000	1,173,660
*Lululemon Athletica, Inc.	21,600	1,307,664
McDonald’s Corp.	16,500	1,426,920
PVH Corp.	20,000	1,431,000

TOTAL RETAIL		$6,669,494
SEMICONDUCTORS - 2.5%
*Advanced Micro Devices, Inc.	230,000	1,688,200
*Broadcom Corp.	31,000	1,149,170
*NVIDIA Corp.	45,000	622,350

TOTAL SEMICONDUCTORS		$3,459,720
SOFTWARE - 5.2%
*Citrix Systems, Inc.	14,000	1,008,560
*Informatica Corp.	25,000	1,278,250
Microsoft Corp.	67,000	1,835,800
Oracle Corp.	100,000	3,058,000

TOTAL SOFTWARE		$7,180,610

TELECOMMUNICATIONS - 5.3%
*Aruba Networks, Inc.	51,500	1,181,925
*,12Ciena Corp.	42,500	657,050
Cisco Systems, Inc.	63,000	1,006,110
*Finisar Corp.	68,000	1,158,720
*JDS Uniphase Corp.	44,000	578,600
QUALCOMM, Inc.	48,000	2,629,440

TOTAL TELECOMMUNICATIONS		$7,211,845
TOBACCO - 1.6%
Philip Morris International, Inc.	30,000	2,135,100
TRANSPORTATION - 2.7%
CSX Corp.	40,000	982,800
Ryder System, Inc.	49,500	2,787,840

TOTAL TRANSPORTATION		$3,770,640

TOTAL COMMON STOCKS (COST $104,831,118)		$136,501,344
MONEY MARKET FUND - 0.6%
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.03%	781,003	$781,003

TOTAL MONEY MARKET FUND (COST $781,003)		$781,003

TOTAL INVESTMENTS IN SECURITIES - 100.2% (COST $105,612,121)		$137,282,347

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 0.7%
REPURCHASE AGREEMENT - 0.7%
BNP Paribas Securities Corp., 0.20%, dated 07/29/11, due 08/01/11, repurchase price $899,658, collateralized by U.S. Government Securities 1.51% to 6.05%, maturing 03/31/13 to 08/01/47; total market value of $920,516.	$899,643	899,643

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $899,643)		$899,643

TOTAL INVESTMENTS - 100.9% (COST $106,511,764)		$138,181,990
COLLATERAL FOR SECURITIES ON LOAN - (0.7%)		(899,643)
OTHER LIABILITIES LESS ASSETS - (0.2%)		(305,402)

TOTAL NET ASSETS - 100.0%		$136,976,945

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $31,670,226. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $36,150,194 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,479,968.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$136,501,344	$—	$—	$136,501,344
Money Market Fund	781,003	—	—	781,003
Repurchase Agreement	—	899,643	—	899,643

Total	$137,282,347	$899,643	$—	$138,181,990

MTB Mid Cap Growth Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 99.5%
AEROSPACE & DEFENSE - 0.5%
Goodrich Corp.	12,800	$1,217,792
APPAREL - 1.9%
Coach, Inc.	67,700	4,370,712
AUTO PARTS & EQUIPMENT - 1.9%
*BorgWarner, Inc.	56,200	4,474,644
BANKS - 1.3%
*,12Texas Capital Bancshares, Inc.	112,300	3,069,159
BIOTECHNOLOGY - 1.3%
*,12Human Genome Sciences, Inc.	53,325	1,120,358
*Life Technologies Corp.	44,116	1,986,544

TOTAL BIOTECHNOLOGY		$3,106,902
CHEMICALS - 3.0%
Mosaic Co.	46,800	3,309,696
*Solutia, Inc.	170,900	3,664,096

TOTAL CHEMICALS		$6,973,792
COAL - 3.2%
Peabody Energy Corp.	58,000	3,333,260
Walter Industries, Inc.	33,700	4,130,609

TOTAL COAL		$7,463,869
COMMERCIAL SERVICES - 3.3%
Global Payments, Inc.	64,725	3,068,612
*Green Dot Corp.	58,700	1,903,641
*,12ITT Educational Services, Inc.	33,100	2,835,677

TOTAL COMMERCIAL SERVICES		$7,807,930
COMPUTERS - 0.8%
*,12Stratasys, Inc.	77,100	1,966,050
DISTRIBUTION/WHOLESALE - 2.5%
[12]Fastenal Co.	89,400	3,008,310
*LKQ Corp.	118,500	2,911,545

TOTAL DISTRIBUTION/WHOLESALE		$5,919,855
DIVERSIFIED FINANCIAL SERVICES - 4.9%
*IntercontinentalExchange, Inc.	32,968	4,064,954
Raymond James Financial, Inc.	126,800	4,027,168
T Rowe Price Group, Inc.	60,300	3,425,040

TOTAL DIVERSIFIED FINANCIAL SERVICES		$11,517,162
ELECTRONICS - 1.0%
FLIR Systems, Inc.	83,100	2,281,926
ENERGY-ALTERNATE SOURCES - 0.6%
*,12Amyris, Inc.	62,200	1,439,930
ENGINEERING & CONSTRUCTION - 1.9%
*Foster Wheeler AG	58,125	1,575,188
*McDermott International, Inc.	150,006	3,025,621

TOTAL ENGINEERING & CONSTRUCTION		$4,600,809
ENVIRONMENTAL CONTROL - 1.3%
Waste Connections, Inc.	93,545	3,015,891
HEALTHCARE-PRODUCTS - 3.2%
*Alere, Inc.	73,550	2,168,989
*Intuitive Surgical, Inc.	7,834	3,137,909
*ResMed, Inc.	74,500	2,256,605

TOTAL HEALTHCARE-PRODUCTS		$7,563,503
HOUSEHOLD PRODUCTS - 1.5%
Church & Dwight Co., Inc.	86,600	3,493,444
INTERNET - 2.0%
*F5 Networks, Inc.	29,000	2,710,920
*Sourcefire, Inc.	83,665	2,056,486

TOTAL INTERNET		$4,767,406
MACHINERY - 7.4%
*Babcock & Wilcox Co.	94,053	2,349,444
Cummins, Inc.	43,750	4,588,500
Graco, Inc.	60,361	2,651,659
Joy Global, Inc.	48,000	4,508,160
Rockwell Automation, Inc.	46,850	3,361,956

TOTAL MACHINERY		$17,459,719
MEDIA - 2.5%
CBS Corp., Non-Voting	217,900	5,963,923
METAL FABRICATE/HARDWARE - 1.6%
Precision Castparts Corp.	23,910	3,858,596
OIL & GAS - 4.1%
Cabot Oil & Gas Corp.	53,800	3,985,504
Noble Energy, Inc.	37,135	3,701,617
*,12Northern Oil and Gas, Inc.	94,900	2,101,086

TOTAL OIL & GAS		$9,788,207
OIL & GAS SERVICES - 3.6%
*Cameron International Corp.	60,900	3,406,746
*FMC Technologies, Inc.	53,900	2,457,840
Lufkin Industries, Inc.	32,000	2,607,360

TOTAL OIL & GAS SERVICES		$8,471,946
OIL AND GAS SERVICES - 1.3%
[12]Core Laboratories NV	28,000	3,043,040
PACKAGING & CONTAINERS - 1.6%
*Crown Holdings, Inc.	99,900	3,837,159
PHARMACEUTICALS - 5.5%
*,12Auxilium Pharmaceuticals, Inc.	75,175	1,408,779
*Express Scripts, Inc.	39,352	2,135,240
Herbalife Ltd.	71,600	3,989,552
*MAP Pharmaceuticals, Inc.	100,300	1,540,608
Perrigo Co.	43,624	3,939,683

TOTAL PHARMACEUTICALS		$13,013,862
REAL ESTATE INVESTMENT TRUSTS (REIT) - 1.9%
*CB Richard Ellis Group, Inc.	201,300	4,388,340
RETAIL - 12.7%
*DineEquity, Inc.	67,500	3,516,750
*,12GameStop Corp.	137,544	3,243,287
Ltd. Brands, Inc.	89,400	3,384,684
*Lululemon Athletica, Inc.	50,300	3,045,162
*Panera Bread Co.	26,670	3,075,318
PVH Corp.	66,000	4,722,300
Ross Stores, Inc.	41,100	3,114,147
Tiffany & Co.	40,500	3,223,395
*Vitamin Shoppe, Inc.	60,700	2,644,092

TOTAL RETAIL		$29,969,135
SEMICONDUCTORS - 4.7%
Altera Corp.	105,100	4,296,488
*Broadcom Corp.	61,300	2,272,391
*Lam Research Corp.	66,300	2,710,344
MKS Instruments, Inc.	77,300	1,928,635

TOTAL SEMICONDUCTORS		$11,207,858
SOFTWARE - 8.3%
*Allscripts Healthcare Solutions, Inc.	142,500	2,586,375
*ANSYS, Inc.	91,832	4,646,699
*Autodesk, Inc.	84,157	2,895,001
*BMC Software, Inc.	55,500	2,398,710
*Cerner Corp.	33,126	2,202,548
*Citrix Systems, Inc.	40,675	2,930,227
*Salesforce.Com, Inc.	13,500	1,953,585

TOTAL SOFTWARE		$19,613,145
TELECOMMUNICATIONS - 5.6%
ADTRAN, Inc.	99,425	3,289,973
*,12Aruba Networks, Inc.	119,300	2,737,935
*IPG Photonics Corp.	33,000	1,986,270
Plantronics, Inc.	57,400	1,965,950
*RF Micro Devices, Inc.	496,700	3,352,725

TOTAL TELECOMMUNICATIONS		$13,332,853
TRANSPORTATION - 2.6%
CH Robinson Worldwide, Inc.	43,042	3,112,367
Expeditors International of Washington, Inc.	61,578	2,938,502

TOTAL TRANSPORTATION		$6,050,869

TOTAL COMMON STOCKS (COST $162,045,351)		$235,049,428
MONEY MARKET FUND - 2.0%
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.03%	4,738,112	$4,738,112

TOTAL MONEY MARKET FUND (COST $4,738,112)		$4,738,112

TOTAL INVESTMENTS IN SECURITIES - 101.5% (COST $166,783,463)		$239,787,540

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 6.0%
REPURCHASE AGREEMENTS - 6.0%
HSBC Securities, Inc., 0.21%, dated 07/29/11, due 08/01/11, repurchase price $1,379,188, collateralized by U.S. Government Securities 3.00% to 8.25%, maturing 02/01/12 to 02/01/49; total market value of $1,406,749.	$1,379,164	1,379,164
JP Morgan Securities LLC, 0.20%, dated 07/29/11, due 08/01/11, repurchase price $2,500,042, collateralized by U.S. Government Securities 3.50% to 6.50%, maturing 02/01/23 to 01/01/41; total market value of $2,550,010.	2,500,000	2,500,000
Mizuho Securities, Inc., 0.23%, dated 07/29/11, due 08/01/11, repurchase price $2,500,048, collateralized by U.S. Government Securities 0.60% to 7.50%, maturing 10/01/20 to 02/25/44; total market value of $2,550,000.	2,500,000	2,500,000
Morgan Stanley & Co., 0.21%, dated 07/29/11, due 08/01/11, repurchase price $2,000,035, collateralized by U.S. Government Securities 3.50% to 6.50%, maturing 09/01/19 to 03/01/47; total market value of $2,060,606.	2,000,000	2,000,000
RBC Capital Markets LLC, 0.20%, dated 07/29/11, due 08/01/11, repurchase price $2,500,042, collateralized by U.S. Government Securities 1.46% to 5.50%, maturing 02/01/15 to 09/01/44; total market value of $2,580,972.	2,500,000	2,500,000
RBS Securities, Inc., 0.21%, dated 07/29/11, due 08/01/11, repurchase price $3,388,651, collateralized by U.S. Government Securities 0.00% to 6.50%, maturing 09/28/11 to 08/01/41; total market value of $3,456,812.	3,388,592	3,388,592

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $14,267,756)		$14,267,756

TOTAL INVESTMENTS - 107.5% (COST $181,051,219)		$254,055,296
COLLATERAL FOR SECURITIES ON LOAN - (6.0%)		(14,267,756)
OTHER LIABILITIES LESS ASSETS - (1.5%)		(3,533,469)

TOTAL NET ASSETS - 100.0%		$236,254,071

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $73,004,077. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $76,927,826 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,923,749.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$235,049,428	$—	$—	$235,049,428
Money Market Fund	4,738,112	—	—	4,738,112
Repurchase Agreements	—	14,267,756	—	14,267,756

Total	$239,787,540	$14,267,756	$—	$254,055,296

MTB Small Cap Growth Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 97.3%
AEROSPACE & DEFENSE - 1.6%
Triumph Group, Inc.	52,600	$2,831,984
APPAREL - 2.2%
*CROCS, Inc.	65,000	2,036,450
*Deckers Outdoor Corp.	18,900	1,875,825

TOTAL APPAREL		$3,912,275
AUTO MANUFACTURERS - 0.7%
*Wabash National Corp.	172,100	1,292,471
AUTO PARTS & EQUIPMENT - 3.8%
*Commercial Vehicle Group, Inc.	113,500	1,203,100
*Dana Holding Corp.	42,000	700,140
*Tenneco, Inc.	40,500	1,617,570
Titan International, Inc.	64,500	1,629,915
*WABCO Holdings, Inc.	26,500	1,670,825

TOTAL AUTO PARTS & EQUIPMENT		$6,821,550
BANKS - 0.7%
*Signature Bank	20,800	1,230,528
BEVERAGES - 0.4%
*Primo Water Corp.	54,000	777,600
CHEMICALS - 5.4%
CF Industries Holdings, Inc.	13,000	2,019,160
*Intrepid Potash, Inc.	39,500	1,313,375
Kronos Worldwide, Inc.	81,300	2,517,048
*Rockwood Holdings, Inc.	30,200	1,826,194
*Solutia, Inc.	92,000	1,972,480

TOTAL CHEMICALS		$9,648,257
COAL - 2.5%
*Grande Cache Coal Corp.	141,500	1,292,603
*James River Coal Co.	63,000	1,194,480
*Patriot Coal Corp.	105,500	1,995,005

TOTAL COAL		$4,482,088
COMMERCIAL SERVICES - 5.8%
*Cardtronics, Inc.	46,000	1,057,080
*HMS Holdings Corp.	21,500	1,625,400
*RSC Holdings, Inc.	155,500	1,856,670
Sotheby’s	54,000	2,286,900
*SuccessFactors, Inc.	46,500	1,255,500
*Wright Express Corp.	29,200	1,436,640
*,12Zipcar, Inc.	35,000	814,800

TOTAL COMMERCIAL SERVICES		$10,332,990
COMPUTERS - 2.0%
*Fortinet, Inc.	49,500	1,005,840
*,12OCZ Technology Group, Inc.	211,000	1,584,610
*Quantum Corp.	387,000	1,017,810

TOTAL COMPUTERS		$3,608,260
COSMETICS/PERSONAL CARE - 0.8%
Inter Parfums, Inc.	73,000	1,462,920
DIVERSIFIED FINANCIAL SERVICES - 3.3%
BGC Partners, Inc.	189,000	1,547,910
*Encore Capital Group, Inc.	47,000	1,285,450
Evercore Partners, Inc.	46,500	1,321,995
*Stifel Financial Corp.	33,000	1,252,680
Waddell & Reed Financial, Inc.	15,000	550,500

TOTAL DIVERSIFIED FINANCIAL SERVICES		$5,958,535
ELECTRONICS - 2.3%
*Coherent, Inc.	22,000	1,056,660
*Newport Corp.	91,500	1,421,910
Woodward, Inc.	47,500	1,638,750

TOTAL ELECTRONICS		$4,117,320
ENGINEERING & CONSTRUCTION - 4.3%
*Englobal Corp.	398,700	1,594,800
KBR, Inc.	47,000	1,675,550
*McDermott International, Inc.	145,000	2,924,650
*MYR Group, Inc.	61,900	1,503,551

TOTAL ENGINEERING & CONSTRUCTION		$7,698,551
ENTERTAINMENT - 1.3%
Cinemark Holdings, Inc.	58,000	1,130,420
*Penn National Gaming, Inc.	28,000	1,174,040

TOTAL ENTERTAINMENT		$2,304,460
HAND/MACHINE TOOLS - 1.0%
Kennametal, Inc.	44,000	1,734,920
HEALTHCARE PROVIDERS & SERVICES - 0.7%
*Healthsouth Corp.	50,000	1,220,000
HEALTHCARE-PRODUCTS - 6.5%
*Align Technology, Inc.	70,500	1,550,295
*HeartWare International, Inc.	14,000	930,160
*Insulet Corp.	88,000	1,730,080
*,12MAKO Surgical Corp.	48,000	1,382,880
*NuVasive, Inc.	43,000	1,230,660
*Nxstage Medical, Inc.	68,500	1,260,400
*Sirona Dental Systems, Inc.	29,500	1,492,110
*Thoratec Corp.	29,500	993,855
*Volcano Corp.	29,500	926,595

TOTAL HEALTHCARE-PRODUCTS		$11,497,035
HOME FURNISHINGS - 1.0%
*Select Comfort Corp.	107,000	1,799,740
HOUSEHOLD PRODUCTS - 0.5%
*,12SodaStream International Ltd.	12,000	880,200
INTERNET - 6.3%
*Ancestry.com, Inc.	34,300	1,221,423
*Broadsoft, Inc.	32,000	934,720
*Cogent Communications Group, Inc.	86,500	1,303,555
NIC, Inc.	122,000	1,557,940
*,12Reachlocal, Inc.	80,000	1,455,200
*Shutterfly, Inc.	23,000	1,251,200
*Sourcefire, Inc.	60,800	1,494,464
*TIBCO Software, Inc.	50,500	1,315,020
*,12VirnetX Holding Corp.	24,000	729,840

TOTAL INTERNET		$11,263,362
LEISURE TIME - 0.7%
Polaris Industries, Inc.	11,100	1,315,905
MACHINERY - 1.7%
*Chart Industries, Inc.	22,000	1,167,320
Joy Global, Inc.	19,000	1,784,480

TOTAL MACHINERY		$2,951,800
MACHINERY-DIVERSIFIED - 1.0%
Gardner Denver, Inc.	20,000	1,705,800
METAL FABRICATE/HARDWARE - 0.8%
Sun Hydraulics Corp.	51,000	1,454,010
METALS & MINING - 1.0%
*Quadra FNX Mining Ltd.	111,000	1,767,031
MISCELLANEOUS MANUFACTURING - 0.7%
*American Railcar Industries, Inc.	50,000	1,169,500
OIL & GAS - 3.4%
*Energy XXI Bermuda Ltd.	57,000	1,870,170
*,12Northern Oil and Gas, Inc.	80,000	1,771,200
Patterson-UTI Energy, Inc.	28,200	917,346
*Rosetta Resources, Inc.	28,000	1,449,560

TOTAL OIL & GAS		$6,008,276
OIL & GAS SERVICES - 3.1%
Gulf Island Fabrication, Inc.	40,500	1,401,300
*ION Geophysical Corp.	150,500	1,526,070
*North American Energy Partners, Inc.	132,400	804,992
*Oil States International, Inc.	22,000	1,775,400

TOTAL OIL & GAS SERVICES		$5,507,762
OIL AND GAS - 1.5%
Berry Petroleum Co.	21,000	1,204,350
*CVR Energy, Inc.	52,000	1,396,200

TOTAL OIL AND GAS		$2,600,550
PHARMACEUTICALS - 1.5%
*MAP Pharmaceuticals, Inc.	87,500	1,344,000
*SXC Health Solutions Corp.	20,500	1,294,165

TOTAL PHARMACEUTICALS		$2,638,165
REAL ESTATE INVESTMENT TRUSTS - 0.9%
*Strategic Hotels & Resorts, Inc.	243,500	1,655,800
RETAIL - 12.4%
*Body Central Corp.	64,600	1,388,254
*Bravo Brio Restaurant Group, Inc.	55,800	1,247,130
*Buffalo Wild Wings, Inc.	33,000	2,096,490
Cash America International, Inc.	38,000	2,126,480
Express, Inc.	73,000	1,638,120
*First Cash Financial Services, Inc.	45,500	1,968,785
*Francesca’s Holdings Corp.	33,300	874,458
*Gordmans Stores, Inc.	87,500	1,568,875
MSC Industrial Direct Co.	24,500	1,513,610
*Panera Bread Co.	9,000	1,037,790
*Titan Machinery, Inc.	82,000	2,165,620
*Ulta Salon Cosmetics & Fragrance, Inc.	16,500	1,039,995
*Vera Bradley, Inc.	47,500	1,722,825
*,12Zumiez, Inc.	66,500	1,766,905

TOTAL RETAIL		$22,155,337
SEMICONDUCTORS - 2.6%
*Lattice Semiconductor Corp.	142,000	880,400
*Mindspeed Technologies, Inc.	102,000	694,620
*Nanometrics, Inc.	45,000	760,050
*Netlogic Microsystems, Inc.	22,500	777,375
*Ultratech, Inc.	60,000	1,581,000

TOTAL SEMICONDUCTORS		$4,693,445
SOFTWARE - 3.5%
*Aspen Technology, Inc.	106,500	1,650,750
Opnet Technologies, Inc.	31,100	1,067,041
*Parametric Technology Corp.	73,000	1,517,670
[12]Quality Systems, Inc.	10,300	941,008
*VeriFone Systems, Inc.	26,500	1,043,305

TOTAL SOFTWARE		$6,219,774
TELECOMMUNICATIONS - 5.5%
*Allot Communications Ltd.	100,400	1,487,928
*Aruba Networks, Inc.	46,500	1,067,175
*Finisar Corp.	148,500	2,530,440
InterDigital, Inc.	30,000	2,047,500
*IPG Photonics Corp.	15,500	932,945
*RF Micro Devices, Inc.	251,000	1,694,250

TOTAL TELECOMMUNICATIONS		$9,760,238
TRANSPORTATION - 2.7%
*Kansas City Southern	17,500	1,038,625
*Kirby Corp.	32,500	1,895,400
*Quality Distribution, Inc.	63,450	729,675
Viterra, Inc.	105,000	1,189,073

TOTAL TRANSPORTATION		$4,852,773
TRUCKING AND LEASING - 1.2%
*Greenbrier Cos., Inc.	107,400	2,160,888

TOTAL COMMON STOCKS (COST $162,265,938)		$173,492,100

TOTAL INVESTMENTS IN SECURITIES - 97.3% (COST $162,265,938)		$173,492,100

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 4.5%
REPURCHASE AGREEMENTS - 4.5%
Citigroup Global Markets, Inc., 0.22%, dated 07/29/11, due 08/01/11, repurchase price $1,918,074, collateralized by U.S. Government Securities 2.41% to 6.50%, maturing 09/01/18 to 08/01/47; total market value of $1,956,400.	$1,918,039	1,918,039
Deutsche Bank Securities, Inc., 0.21%, dated 07/29/11, due 08/01/11, repurchase price $1,918,073, collateralized by U.S. Government Securities 0.00% to 3.55%, maturing 07/15/13 to 04/01/41; total market value of $1,956,400.	1,918,039	1,918,039
JP Morgan Securities LLC, 0.20%, dated 07/29/11, due 08/01/11, repurchase price $1,000,017, collateralized by U.S. Government Securities 3.50% to 6.50%, maturing 02/01/23 to 01/01/41; total market value of $1,020,004.	1,000,000	1,000,000
Mizuho Securities, Inc., 0.23%, dated 07/29/11, due 08/01/11, repurchase price $1,000,019, collateralized by U.S. Government Securities 0.60% to 7.50%, maturing 10/01/20 to 02/25/44; total market value of $1,020,000.	1,000,000	1,000,000
Morgan Stanley & Co., 0.21%, dated 07/29/11, due 08/01/11, repurchase price $1,000,018, collateralized by U.S. Government Securities 3.50% to 6.50%, maturing 09/01/19 to 03/01/47; total market value of $1,030,303.	1,000,000	1,000,000
RBC Capital Markets LLC, 0.20%, dated 07/29/11, due 08/01/11, repurchase price $1,200,020, collateralized by U.S. Government Securities 1.46% to 5.50%, maturing 02/01/15 to 09/01/44; total market value of $1,238,866.	1,200,000	1,200,000
UBS Securities LLC 0.22%, dated 07/29/11, due 08/01/11, repurchase price $39,877, collateralized by U.S. Government Securities 0.19% to 5.50%, maturing 08/11/11 to 06/01/41; total market value of $41,102.	39,876	39,876

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $8,075,954)		$8,075,954

TOTAL INVESTMENTS - 101.8% (COST $170,341,892)		$181,568,054
COLLATERAL FOR SECURITIES ON LOAN - (4.5%)		(8,075,954)
OTHER ASSETS LESS LIABILITIES - 2.7%		4,833,545

TOTAL NET ASSETS - 100.0%		$178,325,645

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $11,226,162. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $17,332,611 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,106,449.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$173,492,100	$—	$—	$173,492,100
Repurchase Agreements	—	8,075,954	—	8,075,954

Total	$173,492,100	$8,075,954	$—	$181,568,054

MTB International Equity Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 97.0%
AUSTRALIA - 4.9%
10BHP Billiton Ltd.	24,407	1,116,486
[10]Challenger Ltd.	80,400	431,223
10CSL Ltd.	18,238	615,395
[10]Downer EDI Ltd.	63,750	267,648
*,10Echo Entertainment Group Ltd.	22,913	100,941
[10]Foster’s Group Ltd.	241,980	1,341,530
[10]Goodman Fielder Ltd.	271,900	268,741
[10]Metcash Ltd.	75,000	342,569
[10]Newcrest Mining Ltd.	39,556	1,716,283
[10]OneSteel Ltd.	208,000	402,681
*,10Paladin Energy Ltd.	425,229	1,220,161
[10]Rio Tinto Ltd.	9,100	797,178
10TABCORP Holdings Ltd.	43,100	152,288
[10]Woodside Petroleum, Ltd.	20,304	855,635
[10]WorleyParsons Ltd.	33,404	1,009,779

TOTAL AUSTRALIA		$10,638,538
AUSTRIA - 0.8%
[10]Erste Bank DER Oesterreichischen Sparkassen AG	12,736	607,205
10OMV AG	16,100	642,566
[10]Voestalpine AG	8,100	419,574

TOTAL AUSTRIA		$1,669,345
BELGIUM - 0.6%
[10]Anheuser-Busch InBev NV	14,536	837,790
[10]Delhaize Group SA	3,400	243,963
10KBC Groep NV	8,500	298,699

TOTAL BELGIUM		$1,380,452
BRAZIL - 1.2%
[10]Banco do Estado do Rio Grande do Sul	58,300	590,199
[10]Brasil Telecom SA	3,870	38,130
Centrais Eletricas Brasileiras SA ADR	9,400	113,364
[10]Cia de Saneamento Basico do Estado de Sao Paulo	3,100	92,549
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,600	214,884
10EDP - Energias do Brasil SA	19,900	497,869
[10]Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	23,200	542,582
[10]Hypermarcas SA	79,556	611,476

TOTAL BRAZIL		$2,701,053
CANADA - 3.6%
Alimentation Couche Tard, Inc.	14,900	470,182
[10]Atco Ltd.	4,300	277,231
Bank of Nova Scotia	14,051	797,535
Cameco Corp.	34,430	914,461
Canadian Imperial Bank of Commerce	4,700	358,999
Dorel Industries, Inc.	8,700	254,867
Empire Co. Ltd.	6,200	376,108
Laurentian Bank of Canada	11,300	506,900
Magna International, Inc.	13,000	634,047
[12]Manulife Financial Corp.	47,554	755,633
Metro, Inc.	6,900	342,093
[10]National Bank of Canada	11,500	891,282
*Research In Motion Ltd.	5,100	127,734
RONA, Inc.	23,600	272,198
Suncor Energy, Inc.	24,428	933,638

TOTAL CANADA		$7,912,908
CAYMAN ISLANDS - 0.5%
*Baidu, Inc. ADR	7,300	1,146,611
CHILE - 0.3%
Sociedad Quimica y Minera de Chile SA ADR	10,643	684,558
CHINA - 4.0%
[10,12]Agile Property Holdings Ltd.	758,000	1,232,027
[10]Bank of China Ltd.	1,367,000	627,948
[10]China Merchants Bank Co. Ltd.	314,000	743,418
[10]China Petroleum & Chemical Corp.	674,000	666,277
[10]China Resources Land Ltd.	522,000	1,028,088
*,10Chongqing Iron & Steel Co. Ltd.	910,000	195,373
[10]Chongqing Machinery & Electric Co. Ltd.	186,000	54,530
[10]Industrial & Commercial Bank of China	1,011,000	771,806
*New Oriental Education & Technology Group ADR	5,791	739,684
[10]PetroChina Co. Ltd.	224,000	318,415
PetroChina Co. Ltd. ADR	500	71,115
[10]Ping An Insurance Group Co.	95,500	932,562
[10]Tencent Holdings Ltd.	34,100	889,943
[10]Yanzhou Coal Mining Co. Ltd.	102,000	389,584

TOTAL CHINA		$8,660,770
DENMARK - 0.9%
*,10Danske Bank A/S	6,600	127,772
10H Lundbeck A/S	18,200	455,533
[10]Novo-Nordisk A/S	5,658	692,818
*,10,12Vestas Wind Systems A/S	26,846	586,893

TOTAL DENMARK		$1,863,016
FRANCE - 5.6%
[10]Arkema SA	3,700	361,711
10AXA SA	50,063	933,569
10BNP Paribas SA	15,909	1,028,522
[10]Credit Agricole SA	13,616	166,635
[10]Iliad SA	5,143	658,956
[10]Pernod-Ricard SA	15,264	1,507,971
[10]Rallye SA	4,600	179,047
[10,12]Sanofi-Aventis SA	36,538	2,836,391
10SCOR SE	11,600	298,221
[10]Societe Generale SA	1,570	77,465
[10]Suez Environnement Co.	69,124	1,278,424
[10]Total SA	41,343	2,228,392
[10]Vivendi SA	25,200	600,940

TOTAL FRANCE		$12,156,244
GERMANY - 7.2%
[10]Adidas AG	12,877	956,849
[10,12]Aixtron Se NA	27,258	736,286
[10]Allianz SE	4,700	614,588
10BASF SE	4,900	444,830
[10]Bayer AG	28,696	2,305,344
[10]Bayerische Motoren Werke AG	23,200	2,326,180
[10]Daimler AG	4,800	349,227
[10]Deutsche Bank AG	7,400	407,883
*,10Deutsche Boerse AG	28,489	2,102,107
10E.ON AG	9,500	262,237
[10]Fresenius Se & Co. KGaA	20,255	2,168,859
[10]Muenchener Rueckversicherungs AG	11,901	1,761,726
10RWE AG	4,300	225,666
[10]ThyssenKrupp AG	9,200	407,518
[10]Wacker Chemie AG	3,847	727,339

TOTAL GERMANY		$15,796,639

GREECE - 0.0%**
[10]Hellenic Petroleum SA	11,600	106,998
HONG KONG - 1.7%
[10]Kingboard Chemical Holdings Ltd.	121,000	573,618
10Li & Fung Ltd.	392,000	654,073
10SJM Holdings Ltd.	401,000	1,013,980
[10]Sun Hung Kai Properties Ltd.	92,000	1,396,860

TOTAL HONG KONG		$3,638,531
HUNGARY - 0.2%
[10]Egis Gyogyszergyar Nyrt	3,600	351,178
INDIA - 1.3%
HDFC Bank Ltd. ADR	22,270	774,105
[10]Niko Resources Ltd.	17,330	1,191,851
Patni Computer Systems Ltd. ADR	7,600	109,972
Tata Motors Ltd. ADR	21,300	456,246
[10,12]Tata Steel Ltd.	31,000	400,067

TOTAL INDIA		$2,932,241
IRELAND - 0.2%
10DCC PLC	13,500	364,918
*,10Irish Life & Permanent Group Holdings PLC	38,000	2,603

TOTAL IRELAND		$367,521
ISRAEL - 1.2%
[10]Discount Investment Corp.	10,300	142,285

[10]Israel Chemicals Ltd.	99,983	1,672,919
Teva Pharmaceutical Industries Ltd. ADR	16,158	753,609

TOTAL ISRAEL		$2,568,813
ITALY - 1.5%
[10]Banco Popolare SC	12,600	24,159
[10]Enel SpA	53,600	307,729
10ENI SpA	96,890	2,100,722
[10]Finmeccanica SpA	7,700	59,024
*,10Milano Assicurazioni SpA	19,800	8,630
[10]Saipem SpA	16,330	848,467

TOTAL ITALY		$3,348,731
JAPAN - 17.3%
[10]Brother Industries Ltd.	18,100	282,531
[10]Canon, Inc.	24,900	1,210,903
[10]Chugai Pharmaceutical Co. Ltd.	89,700	1,592,472
[10]Circle K Sunkus Co. Ltd.	11,300	187,055
[10]Daito Trust Construction Co. Ltd.	15,800	1,520,818
[10]Eizo Nanao Corp.	12,300	230,109
10FANUC Corp.	12,700	2,405,883
[10,12]Geo Corp.	300	389,096
[10]Hitachi Capital Corp.	10,200	150,018
[10]Hitachi Metals Ltd.	105,000	1,487,710
[10]Honda Motor Co., Ltd.	34,500	1,377,703
10ITOCHU Corp.	35,000	405,479
[10]Itochu Techno-Solutions Corp.	9,500	375,507
[10]Jupiter Telecommunications Co. Ltd.	1,112	1,296,801
10JX Holdings, Inc.	58,315	421,219
10KDDI Corp.	60	446,426
[10]Keyence Corp.	5,000	1,412,044
[10]Komatsu Ltd.	30,300	945,378
[10]Konica Minolta Holdings, Inc.	20,500	166,516
[10]Kose Corp.	2,900	76,567
[10]Kyocera Corp.	14,600	1,562,139
[10]Kyowa Exeo Corp.	26,500	262,059
[10]Marubeni Corp.	65,000	487,219
[10]Ministop Co., Ltd.	9,600	180,493
[10]Miraca Holdings, Inc.	6,400	269,164
[10]Mitsubishi Corp.	62,700	1,682,961
[10]Mizuho Financial Group, Inc.	204,000	335,998
10NGK Insulators Ltd.	54,000	988,472
[10]Nidec Corp.	15,100	1,500,967
[10]Nihon Kohden Corp.	17,200	478,540
[10]Nippon Telegraph & Telephone Corp.	10,000	494,058
10NOF Corp.	80,000	364,381
10NTT DoCoMo, Inc.	1,184	2,174,582
[10]Rakuten, Inc.	2,365	2,408,991
[10]Sankyu, Inc.	70,000	337,898
[10]Shinmaywa Industries Ltd.	24,000	95,604
10SMC Corp.	6,100	1,122,694
[10]Sumitomo Corp.	63,400	897,842
[10]Sumitomo Mitsui Financial Group, Inc.	10,000	315,695
[10]Sumitomo Mitsui Trust Holdings, Inc.	26,820	98,785
[10]Takeda Pharmaceutical Co. Ltd.	9,800	468,255
[10]Tokio Marine Holdings, Inc.	52,200	1,540,267
[10]Toyo Tire & Rubber Co. Ltd.	147,000	410,952
[10]Toyota Motor Corp.	30,600	1,252,385
[10]Unicharm Corp.	34,900	1,576,376
[10]Yokohama Rubber Co. Ltd.	19,100	115,907

TOTAL JAPAN		$37,802,919

LUXEMBOURG - 1.5%
[12]ArcelorMittal	19,635	611,630
[10]Millicom International Cellular SA	8,438	1,009,835
10SES SA	59,878	1,618,565

TOTAL LUXEMBOURG		$3,240,030
MEXICO - 1.2%
[10]Alfa SAB de CV	30,400	445,486
America Movil SAB de CV	56,602	1,460,332
[10]Telefonos de Mexico SAB de CV	142,000	114,933
Wal-Mart de Mexico SAB de CV ADR	21,140	581,561

TOTAL MEXICO		$2,602,312
NETHERLANDS - 2.2%
*,10Aegon NV	36,800	210,321
[10]Heineken NV	24,182	1,429,150
*,10ING Groep NV	29,800	318,805
[10]Koninklijke DSM NV	11,800	667,787
[10]Koninklijke KPN NV	35,500	506,738
[10]Royal Dutch Shell PLC	45,900	1,676,216

TOTAL NETHERLANDS		$4,809,017
NORWAY - 1.3%
[10]Marine Harvest ASA	1,213,010	705,159
[10]Statoil ASA	12,070	295,432
[10]Telenor ASA	61,762	1,029,814
[10]Yara International ASA	13,679	778,045

TOTAL NORWAY		$2,808,450
PAPUA NEW GUINEA - 0.7%
[10]Oil Search Ltd.	193,298	1,450,755
POLAND - 0.0%**
[10]Telekomunikacja Polska SA	8,200	51,321
PORTUGAL - 0.0%**
[10,12]Banco Espirito Santo SA	16,030	60,643
RUSSIA - 1.9%
[12]Gazprom Neft JSC	24,100	606,597
*Gazprom OAO ADR	161,875	2,373,087
*,10MMC Norilsk Nickel OJSC ADR	28,500	757,208
Mobile Telesystems OJSC ADR	25,000	469,500

TOTAL RUSSIA		$4,206,392
SINGAPORE - 1.4%
10DBS Group Holdings Ltd.	114,000	1,466,767
[10]Keppel Corp., Ltd.	167,700	1,537,614

TOTAL SINGAPORE		$3,004,381
SOUTH AFRICA - 0.4%
[10]Astral Foods Ltd.	16,800	317,987
[10]Nedbank Group Ltd.	21,637	454,749
[10]Telkom SA Ltd.	12,300	65,763

TOTAL SOUTH AFRICA		$838,499
SOUTH KOREA - 3.4%
*,10BS Financial Group, Inc.	32,200	495,610
[10]Daishin Securities Co. Ltd.	12,200	157,778
*,10DGB Financial Group, Inc.	24,300	384,909
[10]Halla Climate Control Corp.	5,200	126,811
[10]Hyundai Mipo Dockyard	1,600	253,027
[10]Korea Exchange Bank	49,200	436,956
10KT Corp.	3,100	116,161
KT Corp.	78,181	1,544,857
*,10NHN Corp.	8,648	1,721,292
[10]Samsung Electronics Co. Ltd.	640	511,515
*,6,7Samsung Electronics Co. Ltd. GDR	2,761	1,105,133
[10]Samyang Corp.	3,400	375,135
10SK Telecom Co. Ltd.	1,400	194,727

TOTAL SOUTH KOREA		$7,423,911
SPAIN - 1.2%
[10]Banco Bilbao Vizcaya Argentaria SA	9,348	97,795
[10,12]Banco Santander SA	65,600	684,549
*,10,12Grifols SA	33,440	729,405
[10]Repsol YPF SA	23,700	744,735
[10]Telefonica SA	21,400	477,436

TOTAL SPAIN		$2,733,920
SWEDEN - 1.5%
[10]Atlas Copco AB	26,420	621,350
[10]Boliden AB	33,900	584,123
[10]Saab AB	26,100	569,410
[10]TeliaSonera AB	196,400	1,498,566

TOTAL SWEDEN		$3,273,449
SWITZERLAND - 7.2%
*,10ABB Ltd.	27,722	662,840
*,10Adecco SA	13,995	838,895
[10]Baloise Holding AG	3,500	348,930
10CIE Financiere Richemont SA	12,468	801,798
*,10Clariant AG	19,000	298,407
*,10Credit Suisse Group AG	20,665	743,996
[10]Helvetia Holding AG	800	322,483
*,10Holcim, Ltd.	10,324	700,715
*,10Julius Baer Group Ltd.	42,929	1,809,226
[10]Nestle SA	10,732	682,707
[10]Novartis AG	7,400	453,639
[10]Roche Holding AG	14,055	2,519,319
*,10Swiss Life Holding AG	1,900	281,500
*,10Swiss Re Ltd.	7,500	418,935
*,10Syngenta AG	4,714	1,503,400

*,10UBS AG	84,665	1,398,281
*,10Zurich Financial Services AG	7,856	1,864,399

TOTAL SWITZERLAND		$15,649,470
TAIWAN - 1.0%
[10]Compal Electronics, Inc.	385,201	499,567
[10]Gigabyte Technology Co. Ltd.	397,000	443,291
[10]Hon Hai Precision Industry Co. Ltd.	238,700	681,203
[10]Macronix International	623,804	311,386
[10]Taiwan Prosperity Chemical Corp.	34,000	150,906

TOTAL TAIWAN		$2,086,353
THAILAND - 0.3%
[10]Krung Thai Bank PCL	1,075,400	746,536
TURKEY - 0.2%
[10]Cimsa Cimento Sanayi VE Tica	37,700	187,088
[10]Tupras Turkiye Petrol Rafinerileri AS	10,800	262,761
[10]Turk Sise ve Cam Fabrikalari AS	1	2

TOTAL TURKEY		$449,851
UNITED KINGDOM - 18.6%
[10]Admiral Group PLC	62,066	1,571,232
[10]Anglo American PLC	21,321	1,004,758
10ARM Holdings PLC	69,033	661,926
[10]AstraZeneca PLC	18,700	908,602
*,10Autonomy Corp. PLC	85,755	2,351,798
[10]Aviva PLC	45,500	295,798
10BAE Systems PLC	57,500	285,313
[10]Barclays PLC	74,000	269,630
10BG Group PLC	96,847	2,278,014
10BP PLC	320,340	2,408,087
[10]British Sky Broadcasting Group PLC	57,605	672,972
10BT Group PLC	145,400	476,514
*,10Centamin Egypt Ltd.	718,627	1,598,263
[10]Computacenter PLC	72,300	580,935
[10]Cookson Group PLC	31,000	325,032
[10]Dairy Crest Group PLC	13,900	85,382
[10]Drax Group PLC	41,300	361,547
[10]GlaxoSmithKline PLC	20,700	461,905
[10]Greene King PLC	27,800	222,332
[10]Home Retail Group PLC	89,900	199,040
HSBC Holdings PLC ADR	17,187	839,929
10ICAP PLC	165,190	1,208,544
[10]Imperial Tobacco Group PLC	45,780	1,584,917
[10]Kazakhmys PLC	8,600	188,247
[10]Logica PLC	249,300	474,846
[10]Marston’s PLC	92,160	155,225
[10]Old Mutual PLC	45,300	93,759
*,10Premier Foods PLC	67,000	19,946
[10]Prudential PLC	208,041	2,338,702
[10]Randgold Resources Ltd.	16,889	1,534,945
[10]Resolution Ltd.	321,487	1,450,654
[10]Rio Tinto PLC	20,125	1,404,886
*,10Rolls-Royce Holdings PLC	223,476	2,380,587
[10]Schroders PLC	21,350	571,711
[10]Shire PLC	43,225	1,496,954
[10]Standard Chartered PLC	84,991	2,160,811
[10]Tesco PLC	130,964	821,067
[10]Thomas Cook Group PLC	70,000	74,915
[10]Tullow Oil PLC	67,701	1,356,545
[10,12]Vedanta Resources PLC	28,359	816,525
[10]Vodafone Group PLC	230,600	649,823
10WM Morrison Supermarkets PLC	114,300	543,429

10WPP PLC	120,261	1,357,585

TOTAL UNITED KINGDOM		$40,543,632

TOTAL COMMON STOCKS (COST $181,084,550)		$211,705,988
MUTUAL FUND - 0.1%
Vanguard MSCI Emerging Markets ETF	3,752	181,447

TOTAL MUTUAL FUND (COST $180,821)		$181,447
PREFERRED STOCKS - 1.1%
BRAZIL - 1.1%
[10]Banco Industrial e Comercial SA	39,700	240,629
[10]Brasil Telecom SA	20,466	173,140
Brasil Telecom SA ADR	7,400	191,216
[10]Centrais Eletricas Brasileiras SA, Series B	16,900	256,630
Cia Energetica de Minas Gerais	49,865	962,395
Itau Unibanco Holding SA ADR	35,189	716,800

TOTAL BRAZIL		$2,540,810

TOTAL PREFERRED STOCKS (COST $2,109,038)		$2,540,810
MONEY MARKET FUND - 1.4%
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.03%	3,025,816	3,025,816

TOTAL MONEY MARKET FUND (COST $3,025,816)		$3,025,816

TOTAL INVESTMENTS IN SECURITIES - 99.6% (COST $186,400,225)		217,454,061

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 2.8%
REPURCHASE AGREEMENTS - 2.8%
HSBC Securities, Inc., 0.21%, dated 07/29/11, due 08/01/11, repurchase price $632,517, collateralized by U.S. Government Securities 3.00% to 8.25%, maturing 02/01/12 to 02/01/49; total market value of $645,157.	632,506	632,506
JP Morgan Securities LLC, 0.20%, dated 07/29/11, due 08/01/11, repurchase price $1,000,017, collateralized by U.S. Government Securities 3.50% to 6.50%, maturing 02/01/23 to 01/01/41; total market value of $1,020,004.	1,000,000	1,000,000
Mizuho Securities, Inc., 0.23%, dated 07/29/11, due 08/01/11, repurchase price $1,000,019, collateralized by U.S. Treasury Securities 0.60% to 7.50%, maturing 10/01/20 to 02/25/44; total market value of $1,020,000.	1,000,000	1,000,000
Morgan Stanley & Co., 0.21%, dated 07/29/11, due 08/01/11, repurchase price $1,000,018, collateralized by U.S. Government Securities 3.50% to 6.50%, maturing 09/01/19 to 03/01/47; total market value of $1,030,303.	1,000,000	1,000,000
RBC Capital Markets LLC, 0.20%, dated 07/29/11, due 08/01/11, repurchase price $1,000,017, collateralized by U.S. Government Securities 1.46% to 5.50%, maturing 02/01/15 to 09/01/44; total market value of $1,032,389.	1,000,000	1,000,000
RBS Securities, Inc., 0.21%, dated 07/29/11, due 08/01/11, repurchase price $1,442,937, collateralized by U.S. Government Securities 0.00% to 6.50%, maturing 09/28/11 to 08/01/41; total market value of $1,471,961.	1,442,912	1,442,912

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $6,075,418)		$6,075,418

TOTAL INVESTMENTS - 102.4% (COST $192,475,643)		$223,529,479
COLLATERAL FOR SECURITIES ON LOAN - (2.8%)		(6,075,418)
OTHER ASSETS LESS LIABILITIES - 0.4%		872,512

TOTAL NET ASSETS - 100.0%		$218,326,573

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $31,053,836. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $42,751,391 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,697,555.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$21,401,169	$190,304,819	$—	$211,705,988
Mutual Fund	181,447	—	—	181,447
Preferred Stocks	1,870,411	670,399	—	2,540,810
Money Market Fund	3,025,816	—	—	3,025,816
Repurchase Agreements	—	6,075,418	—	6,075,418

Total	$26,478,843	$197,050,636	$—	$223,529,479

(1)	Floating rate note with current rate and next reset date shown.
(2)	Zero coupon security. The rate shown reflects the effective yield at purchase date.
(3)	Current rate and next reset date shown for Variable Rate Demand Notes.
(4)	Discount rate at time of purchase.
(5)	At July 31, 2011, the percentage of total investments at market value subject to the alternative minimum tax is as follows:

MTB Fund	Amount	Percentage of Total Investments
MTB New York Municipal Bond Fund	$2,752,797	2.6%
MTB Maryland Municipal Bond Fund	506,593	0.4%
MTB Virginia Municipal Bond Fund	1,787,013	8.5%

(6)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2011, these liquid restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
MTB Short-Term Corporate Bond Fund	$19,646,138	9.8%
MTB Pennsylvania Municipal Bond Fund	1,359,492	1.4%
MTB Intermediate-Term Bond Fund	11,274,623	10.0%
MTB Income Fund	18,158,107	8.0%
MTB Strategic Allocation Fund	305,415	0.4%
MTB International Equity Fund	1,105,133	0.5%

(7)	Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2011, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
MTB Short-Term Corporate Bond Fund
Allstate Corp.	07/22/2011	999,742	999,817
Apache Corp.	07/29/2011	1,499,963	1,499,988
Barrick Gold Corp.	05/24/2011	998,810	1,009,202
Broadcom Corp.	10/27/2010	996,940	1,004,359
Fuel Trust	06/14/2011	400,000	407,031
General Mills, Inc.	07/08/2011	999,884	999,987
Harley-Davidson Financial Services, Inc.	03/01/2011	499,700	517,064
Harley-Davidson Financial Services, Inc.	04/27/2011	503,510	517,065
Harley-Davidson Funding Corp.	07/21/2011	999,837	999,914
Hyundai Motor Manufacturing Czech s.r.o.	04/15/2010	249,248	265,165
Kellogg Co.	07/27/2011	1,249,847	1,249,870
MassMutual Global Funding II	06/25/2009	499,610	514,036
MassMutual Global Funding II	04/07/2011	1,000,000	1,000,744
Metropolitan Life Global Funding I	01/06/2010	997,510	1,020,140
Pacific Gas & Electric Co.	07/29/2011	999,973	999,991
Porsche Financial Auto Securitization Trust	06/16/2011	1,999,899	2,001,149
Student Loan Marketing Association	04/14/2011	939,145	942,312
Viacom Inc.	07/22/2011	1,499,908	1,499,983
WM Wrigley Jr. Co.	04/20/2011	1,553,175	1,571,838
Xstrata Finance Canada Ltd.	07/27/2009	303,000	304,118
Xstrata Finance Canada Ltd.	01/29/2010	335,570	322,365
			19,646,138	9.8%
MTB Pennsylvania Municipal Bond Fund
Bucks County, PA, IDA, Revenue Bonds, (Series A), (School Lane Charter School)	04/05/2007	1,545,000	1,359,492	1.4%
MTB Intermediate-Term Bond Fund
American Tower Trust	04/30/2007	1,000,000	1,090,945
Apache Corp.	07/29/2011	1,499,963	1,499,987
Cantor Fitzgerald LP	06/22/2010	996,620	1,053,601
Crown Castle Towers LLC	08/04/2010	1,003,370	1,035,000
Delphi Corp.	05/10/2011	125,000	126,406
Delphi Corp.	05/10/2011	50,000	50,813
Fuel Trust	06/14/2011	300,000	305,273
Harley-Davidson Funding Corp.	11/19/2009	499,195	551,706
Hyundai Motor Manufacturing Czech s.r.o.	04/15/2010	249,248	265,165
Liberty Mutual Group, Inc.	05/18/2011	489,395	494,290
Pacific Gas & Electric Co.	07/29/2011	999,973	999,991
Rockies Express Pipeline LLC	03/17/2010	499,555	525,222
Rockies Express Pipeline LLC	12/15/2010	989,230	1,033,871
Student Loan Marketing Association	04/14/2011	704,359	706,734
Tupperware Brands Corp.	05/25/2011	989,890	1,011,673
WM Wrigley Jr. Co.	06/21/2010	499,485	523,946
			11,274,623	10.0%
MTB Income Fund
American Tower Trust	04/30/2007	1,000,000	1,090,945
Apache Corp.	07/29/2011	1,249,969	1,249,989
ASIF Global Financing XIX	01/08/2003	1,172,807	1,227,141
BAE Systems Holdings, Inc.	06/01/2009	498,255	576,802
Bank of New York Institutional Capital Trust A	11/25/1996	1,500,000	1,563,615
Cantor Fitzgerald LP	06/22/2010	996,620	1,053,601
Crown Castle Towers LLC	07/29/2010	1,000,000	1,035,000
Crown Castle Towers LLC	08/04/2010	1,003,370	1,035,000
Delphi Corp.	05/10/2011	125,000	126,406
Delphi Corp.	05/10/2011	50,000	50,813
FMR LLC	10/28/2009	997,720	1,041,172
Fuel Trust	06/14/2011	300,000	305,273
Harley-Davidson Funding Corp.	11/19/2009	499,195	551,706
LA Arena Funding LLC	04/23/1999	1,386,508	1,444,847
Liberty Mutual Group, Inc.	05/18/2011	489,395	494,290
Metropolitan Life Global Funding I	01/06/2010	498,755	510,070
Pacific Gas & Electric Co.	07/29/2011	999,973	999,991
Rockies Express Pipeline LLC	03/17/2010	499,555	525,222
Rockies Express Pipeline LLC	12/15/2010	989,230	1,033,871
Student Loan Marketing Association	04/14/2011	704,359	706,734
Tupperware Brands Corp.	05/25/2011	989,890	1,011,673
WM Wrigley Jr. Co.	06/21/2010	499,485	523,946
			18,158,107	8.0%
MTB Strategic Allocation Fund
FMR LLC	06/28/2010	102,666	104,117
WM Wrigley Jr Co.	06/22/2010	199,934	201,298
			305,415	0.4%
MTB International Equity Fund
Samsung Electronics Co. Ltd. GDR	01/19/2011	27,018	24,416
Samsung Electronics Co. Ltd. GDR	11/12/2010	75,044	86,057
Samsung Electronics Co. Ltd. GDR	05/20/2010	41,066	53,235
			163,708	0.1%

(8)	7-Day net yield.
(9)	Affiliated company. See Note 4 in Notes to Portfolio of Investments.
(10)	All of this security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolio of Investments. At July 31, 2011, the value of these securities amounted to:

MTB Fund	Amount	Percentage of Total Net Assets
MTB U.S. Government Bond Fund	$37,349	0.1%
MTB International Equity Fund	190,975,218	87.5%

(11)	Security is in default.
(12)	Security or a portion thereof, is on loan. See Note 2 in Notes to Portfolio of Investments.
(13)	The Fund’s advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(14)	All or a portion of this security was segregated for extended settlement contracts.
*	Non-income producing security.
**	Represents less than 0.05%.

The following acronyms are used throughout this report:

ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
BKNT	-	Bank Note
CAPMAC	-	Capital Markets Assurance Corporation
CIFG	-	CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COL	-	Collateralized
EDA	-	Economic Development Agency
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FHA	-	Federal Housing Administration
FGIC	-	Financial Guarantee Insurance Company
FSA	-	Financial Security Assurance Inc.
GDR	-	Global Depositary Receipt
GO	-	General Obligation
GTD	-	Guaranteed
HDA	-	Housing Development Authority
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
IDFA	-	Industrial Development Finance Authority
INS	-	Insured
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit
LP	-	Limited Partnership
LT	-	Limited Tax
MTN	-	Medium Term Note
MTNA	-	Medium Term Note Class A
PCL	-	Public Company Limited
PRF	-	Prerefunded
SONYMA	-	State of New York Mortgage Agency
UT	-	Unlimited Tax
VRDNs	-	Variable Rate Demand Notes
XLCA	-	XL Capital Assurance Inc.

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2011

1. Organization

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of 23 portfolios (individually referred to as the “Fund” or collectively as the “Funds”).

On June 9, 2011, the Trustees approved the re-naming of the Institutional I and Institutional II Shares to Class I and I2 Shares, respectively. This re-naming became effective at the close of business on August 31, 2011.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation - Fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	investments in other open-end regulated investment companies are valued at net asset value (“NAV”);

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees; and

•	the money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose significant transfers between Levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. At July 31, 2011, there were no significant transfers between Levels 1, 2 and 3 assets and liabilities. This does not include transfers between Level 1 and Level 2 investments due to the MTB International Equity Fund utilizing international fair value pricing during the year.

In May 2011, the International Accounting Standards Board and the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. In addition, ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Foreign Currency Translation - The accounting records of the MTB International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Lending of Portfolio Securities

Effective September 2009, the Trust entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Investments purchased with cash collateral are presented on the Portfolio of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

As of July 31, 2011, the Funds listed below had securities with the following values on loan:

Fund	Value of Securities on Loan	Value of Collateral
MTB Short-Term Corporate Bond Fund	13,460,483	13,782,101
MTB U.S. Government Bond Fund	7,963,700	8,136,951
MTB Intermediate-Term Bond Fund	7,821,306	7,984,290
MTB Income Fund	1,561,476	1,599,957
MTB Strategic Allocation Fund	958,162	977,943
MTB Large Cap Value Fund	1,340,913	1,380,993
MTB Large Cap Growth Fund	875,732	899,643
MTB Mid Cap Growth Fund	13,838,712	14,267,756
MTB Small Cap Growth Fund	7,880,032	8,075,954
MTB International Equity Fund	5,812,863	6,075,418

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

3. Affiliated Parties and Transactions - Affiliated holdings are mutual funds which are managed by MTB Investment Advisors, Inc. (the “Advisor”) or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the period ended July 31, 2011 are as follows:

Affiliated Fund Name	Balance of Shares Held 4/30/2011	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 07/31/2011	Value at 07/31/2011	Dividend Income	Realized Gain/Loss
Strategic Allocation Fund:
MTB Prime Money Market Fund	2,905,147	2,808,278	3,586,271	2,127,154	$2,127,154	$181	—
MTB Money Market Fund	481,577	61,461	543,038	—	—	1	—
MTB Large Cap Growth Fund	906,162	—	—	906,162	8,119,209	—	—
MTB Large Cap Value Fund	537,508	—	25,699	511,809	5,343,281	17,695	(31,239)
MTB Mid Cap Growth Fund	190,133	—	18,266	171,867	2,670,813	—	107,564
MTB Small Cap Growth Fund	130,721	—	18,821	111,900	1,921,317	—	116,681
MTB International Equity Fund	1,270,152	—	34,734	1,235,418	11,625,287	—	(74,887)

TOTAL	6,421,400	2,869,739	4,226,829	5,064,310	31,807,061	17,877	118,119

Large Cap Value Fund:
MTB Prime Money Market Fund	2,646,516	7,976,867	10,623,383	—	—	177	—

Large Cap Growth Fund:
MTB Prime Money Market Fund	697,870	13,405,805	13,322,672	781,003	781,003	333	—
MTB Money Market Fund	—	2,711,159	2,711,159	—	—	13	—

TOTAL	697,870	16,116,964	16,033,831	781,003	781,003	346	—

Mid Cap Growth Fund:
MTB Prime Money Market Fund	2,937,841	16,002,939	14,202,668	4,738,112	4,738,112	300	—

Small Cap Growth Fund:
MTB Prime Money Market Fund	851,034	33,392,066	34,243,100	—	—	209	—
MTB Money Market Fund	—	3,062,348	3,062,348	—	—	7	—

TOTAL	851,034	36,454,414	37,305,448	—	—	216	—

International Equity Fund:
MTB Prime Money Market Fund	3,133,353	15,394,358	15,501,895	3,025,816	3,025,816	257	—

4. Concentration of Risk

Since MTB New York Tax-Free Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB Tax-Free Money Market Fund, MTB New York Municipal Bond Fund, MTB Pennsylvania Municipal Bond Fund, MTB Maryland Municipal Bond Fund and MTB Virginia Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, or two states in the case of MTB Tax-Free Money Market Fund, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally.

MTB International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

5. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was issued. Management has determined that there are no material events that would require disclosure in this report through this date.

Item 2.	Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2 (a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	September 28, 2011

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	September 28, 2011